UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2005




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA EXTENDED MARKET INDEX FUND - SEMI-ANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2005


[LOGO OF USAA]
   USAA(R)

                     USAA EXTENDED MARKET
                            INDEX Fund

                                    [GRAPHIC OF USAA EXTENDED MARKET INDEX FUND]

                  S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JUNE 30, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                     2

MANAGER'S COMMENTARY                                                           4

INVESTMENT OVERVIEW                                                            6

FINANCIAL INFORMATION

   USAA EXTENDED MARKET INDEX FUND:

      Financial Statements                                                    10

      Financial Highlights                                                    13

      Notes to Financial Statements                                           14

EXPENSE EXAMPLE                                                               19

ADVISORY AGREEMENTS                                                           21

MASTER EXTENDED MARKET INDEX SERIES:

      Schedule of Investments                                                 28

      Financial Statements                                                    74

      Financial Highlights                                                    77

      Notes to Financial Statements                                           78

      Shareholder Voting Results                                              86

      Advisory Agreements                                                     88

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                             "

                                              AS WE MOVE INTO THE SECOND HALF
 [PHOTO OF CHRISTOPHER W. CLAUS]               OF THE YEAR, 2005 SEEMS MORE
                                                    AND MORE LIKE 2004.

                                                             "

                                                                       JULY 2005
--------------------------------------------------------------------------------

              As we move into the second half of the year, 2005 seems more and more like 2004. For 10 months last year, the equity markets remained relatively flat as investors worried about job creation, earnings growth, and potential terrorist attacks during the Olympics, the Democratic and Republican national conventions, and the presidential election itself. Only after the cloud of uncertainty was lifted did the markets rally in the final two months of the year.

              In 2005, uncertainty has once again kept equity performance in check. The issue at hand is the Federal Reserve Board's (the Fed's) policy on short-term interest rates. Stockholders may not see a significant increase in equity prices until a clearer picture of the Fed's intentions emerges. In our opinion, the Fed will continue its program of measured rate increases until near year-end.

              Another element of uncertainty is the price of oil. If oil prices stay above $60 a barrel, they are likely to slow the global economy and undermine corporate earnings. Currently the U.S. economy is on solid footing, although the manufacturing sector has shown some weakness. We expect to see gradual job growth. Corporate earnings should remain in line with or above market expectations, though slower in our year-over-year comparisons. We also believe inflation is under control - except at the gas pump.

              Long-term interest rates will influence what happens in the stock market and dictate what happens in the bond market. Although the Fed sets short-term rates, market sentiment controls longer-term rates. Bond investors have kept rates low because they seem to think the

 . . . C O N T I N U E D
========================--------------------------------------------------------

              Fed is approaching the end of its tightening cycle and that it can keep a lid on inflation.

              For investors in index funds whose returns are based on the performance of the overall market or a particular sector, the current uncertainty demands the same patience they exhibited in 2004. Those who waited for the stock market to come to them received most of their gains in November and December.

              For investors looking for a unique approach to asset diversification, USAA has created the USAA Total Return Strategy FundSM. With strict risk parameters assigned to each asset class, this Fund complements almost any portfolio. Its goal is to be fully invested in either the stock market or bond market only when one of these markets appears to offer a compelling risk/reward opportunity. Otherwise, the Fund will be invested in money market instruments. As a result, it can limit exposure to the stock and bond markets during severe market corrections.

              At USAA, we are proud to continue offering valuable investment options to shareholders. From all of us here, thank you for your business and the opportunity to serve your investment needs.

              Sincerely,

              /s/ CHRISTOPHER W. CLAUS

              Christopher W. Claus
              President and Vice Chairman of the Board

              CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

              THE USAA TOTAL RETURN STRATEGY FUND MAY CHANGE THE ALLOCATION OF ITS PORTFOLIO HOLDINGS REGULARLY WHICH MAY RESULT IN A HIGHER PROPORTION OF CAPITAL GAINS AND A LOWER RETURN. THE FUND UTILIZES A FOCUSED INVESTMENT STRATEGY WHICH MAY INCREASE THE VOLATILITY OF THE FUND'S INVESTMENT RESULTS. THERE IS NO ASSURANCE THAT THE FUND'S OBJECTIVES WILL BE ACHIEVED. o AT ANY GIVEN TIME, SUBSTANTIALLY ALL OF THE USAA TOTAL RETURN STRATEGY FUND'S ASSETS WILL BE INVESTED IN EITHER (1) STOCK-BASED EXCHANGE-TRADED FUNDS
              (ETFS); (2) INVESTMENT-GRADE BONDS THROUGH ETFS OR DIRECT INVESTMENT; OR (3) CASH EQUIVALENTS THROUGH DIRECT INVESTMENT IN MONEY MARKET INSTRUMENTS OR A MONEY MARKET FUND.

              PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

PERFORMANCE

              For the six months ended June 30, 2005, the USAA Extended Market Index Fund met its objective of closely tracking the return of its benchmark, the Dow Jones Wilshire 4500 Completion (Full Cap) Index. For the semiannual period ended June 30, 2005, the index returned 2.19%, while the Fund returned 2.13%. The Dow Jones Wilshire 5000 Composite (Full Cap) Total Market Index returned 0.02%.

PERFORMANCE ANALYSIS

              The year began with a slide after the strong fourth quarter of 2004, with cyclical and small-capitalization stocks performing the worst out of the gate. January 2005 was characterized by mixed economic data, increasing interest rates, disappointing earnings reports, and climbing oil prices. In addition, gross domestic product growth for the fourth quarter of 2004 was released during January, and it came in weaker than expected at 3.1%, primarily as a result of the foreign trade deficit. The markets were able to reverse course in February, even as the productivity report showed a continued slowdown in productivity growth, and oil prices continued to climb. In March, the markets resumed their downward slide due to the combination of the trade deficit, mixed economic news, high oil prices, and rising interest rates.

              April began on the heels of a March economic soft spot, as retail sales, payrolls, and consumer and business sentiment weakened. For most of April, continuing inflation concerns dogged equity markets as oil climbed above $57 per barrel. April closed with the announcement of one of the biggest jumps in the consumer price index (CPI) in several months, as the CPI rose 0.6% in March. May featured the announcement of slower-than-expected first quarter gross domestic

              PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

              REFER TO PAGE 8 FOR THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) DEFINITION.

              THE DOW JONES WILSHIRE 5000 COMPOSITE INDEX (FULL CAP) REPRESENTS A BROAD INDEX FOR THE U.S. EQUITY MARKET, MEASURING THE PERFORMANCE OF ALL U.S.-HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA.

 . . . C O N T I N U E D
========================--------------------------------------------------------

              product growth of 3.1%. Despite concerns around economic deceleration, slowing profit growth, and continued high oil prices, first quarter earnings reports remained strong. June brought a slowdown in the equity market rally that began in May as the specter of economic deceleration dampened markets. In addition, oil continued to pressure equity markets as the price climbed to a record high of $60 per barrel.

              As expected, interest rates moved considerably during the period as the yield curve flattened dramatically. The Federal Reserve Board (the Fed) through the Federal Open Market Committee continued its "measured pace" of monetary tightening by raising the federal funds rate 25 basis points four times during the period. This brought the fed funds rate to 3.25% from 1.00%.

              The S&P 500 Index closed at 1,191.33 on June 30, 2005, with a price return of -1.70% year-to-date. The Dow Jones Industrial Average closed at 10,274.97, with a price return of -4.71%, while the Nasdaq Composite Index returned -5.45%, with a closing level of 2,056.96, showing technology stocks underperforming the broader market. In the European markets, the FTSE 100 Index closed at 5,113.20, returning 6.21% in sterling, and the Morgan Stanley Capital International (MSCI) World Index returning -1.76% in U.S. dollars, with a closing level of 1,148.81.

              Going forward, the portfolio is positioned to match the risk characteristics of its benchmark.

              THE FTSE 100 INDEX CONTAINS THE 100 MOST HIGHLY CAPITALIZED BLUE CHIP COMPANIES, REPRESENTING APPROXIMATELY 80%, OF THE U.K. MARKET. IT IS USED EXTENSIVELY AS A BASIS FOR INVESTMENT PRODUCTS AND IS RECOGNIZED AS THE MEASURE OF THE U.K. FINANCIAL MARKETS.

              THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

              THE NASDAQ COMPOSITE INDEX INCLUDES OVER 3,000 COMPANIES AND MEASURES ALL NASDAQ DOMESTIC- AND INTERNATIONAL-BASED COMMON-TYPE STOCKS LISTED ON THE NASDAQ STOCK MARKET.

              MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX IS AN UNMANAGED INDEX WHICH REFLECTS THE MOVEMENTS OF WORLD STOCK MARKETS BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET.

              THE DOW JONES INDUSTRIAL AVERAGE IS A PRICE-WEIGHTED AVERAGE OF 30 ACTIVELY TRADED BLUE CHIP STOCKS, PRIMARILY INDUSTRIALS.

6

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA EXTENDED MARKET INDEX FUND

OBJECTIVE
--------------------------------------------------------------------------------

              Seeks to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones Wilshire 4500 Completion Index (Full Cap).

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

              Invests all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (Extended Market Portfolio), which is a separate fund advised by Merrill Lynch Quantitative Advisers, a division of Fund Asset Management, L.P., with a substantially similar investment objective; normally at least 80% of the Extended Market Portfolio's assets will be invested in stocks of companies or other financial instruments that are included in or correlated with securities in the Dow Jones Wilshire 4500 Completion Index (Full Cap).

--------------------------------------------------------------------------------
                                                 6/30/05              12/31/04
--------------------------------------------------------------------------------
Net Assets                                   $141.6 Million        $121.2 Million
Net Asset Value Per Share                        $11.49                $11.25

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/05
--------------------------------------------------------------------------------

12/31/04 TO 6/30/05*                     1 YEAR                  SINCE INCEPTION ON 10/27/00
       2.13%                             13.98%                             4.04%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

              THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

              TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                             DOW JONES WILSHIRE
                          USAA EXTENDED MARKET             4500 COMPLETION INDEX
                               INDEX FUND                       (FULL CAP)
10/30/2000                     $10,000.00                        $10,000.00
10/31/2000                      10,400.00                         10,468.00
11/30/2000                       8,840.00                          8,685.30
12/31/2000                       9,360.00                          9,235.08
 1/31/2001                       9,750.00                          9,737.47
 2/28/2001                       8,670.00                          8,554.37
 3/31/2001                       7,960.00                          7,769.07
 4/30/2001                       8,750.00                          8,591.04
 5/31/2001                       8,940.00                          8,794.65
 6/30/2001                       8,980.00                          8,865.89
 7/31/2001                       8,600.00                          8,453.62
 8/31/2001                       8,200.00                          8,042.78
 9/30/2001                       7,160.00                          7,008.48
10/31/2001                       7,520.00                          7,375.72
11/30/2001                       8,100.00                          7,948.81
12/31/2001                       8,515.19                          8,374.87
 1/31/2002                       8,362.22                          8,216.58
 2/28/2002                       8,127.67                          7,984.06
 3/31/2002                       8,678.36                          8,525.37
 4/30/2002                       8,576.38                          8,441.83
 5/31/2002                       8,372.42                          8,255.26
 6/30/2002                       7,801.34                          7,690.60
 7/31/2002                       7,036.51                          6,942.31
 8/31/2002                       7,077.30                          6,982.57
 9/30/2002                       6,598.00                          6,511.95
10/31/2002                       6,822.35                          6,725.54
11/30/2002                       7,281.25                          7,186.91
12/31/2002                       6,965.60                          6,884.34
 1/31/2003                       6,811.95                          6,735.64
 2/28/2003                       6,648.05                          6,564.55
 3/31/2003                       6,750.49                          6,661.71
 4/30/2003                       7,313.88                          7,216.63
 5/31/2003                       8,020.69                          7,902.21
 6/30/2003                       8,194.83                          8,090.28
 7/31/2003                       8,563.59                          8,468.10
 8/31/2003                       8,922.12                          8,822.91
 9/30/2003                       8,799.20                          8,713.51
10/31/2003                       9,475.27                          9,377.48
11/30/2003                       9,792.82                          9,701.00
12/31/2003                       9,991.64                          9,902.78
 1/31/2004                      10,331.21                         10,257.30
 2/29/2004                      10,516.43                         10,436.80
 3/31/2004                      10,567.88                         10,480.64
 4/30/2004                      10,125.41                         10,059.32
 5/31/2004                      10,279.76                         10,212.22
 6/30/2004                      10,557.59                         10,478.76
 7/31/2004                       9,971.06                          9,895.09
 8/31/2004                       9,971.06                          9,899.05
 9/30/2004                      10,362.08                         10,302.93
10/31/2004                      10,578.17                         10,534.74
11/30/2004                      11,298.47                         11,251.11
12/31/2004                      11,782.14                         11,741.66
 1/31/2005                      11,384.16                         11,356.53
 2/28/2005                      11,593.62                         11,562.08
 3/31/2005                      11,405.11                         11,357.43
 4/30/2005                      11,017.61                         10,973.55
 5/31/2005                      11,666.93                         11,624.28
 6/30/2005                      12,033.48                         11,998.59

                                   [END CHART]

              DATA FROM 10/30/00* THROUGH 6/30/05.

             *DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED BY THE
              INDEX.

              The graph illustrates how a $10,000 hypothetical investment in the USAA Extended Market Index Fund closely tracks the Dow Jones Wilshire 4500 Completion Index (Full Cap), which is a market-capitalization-weighted index of approximately 4,700 U.S. equity securities. It includes all the stocks in the Dow Jones Wilshire 5000 Composite Index (Full Cap) except for stocks included in the S&P 500 Index.

              DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) IS A SERVICE MARK OF DOW JONES & COMPANY, INC. AND WILSHIRE ASSOCIATES INCORPORATED. NEITHER DOW JONES NOR WILSHIRE HAS ANY RELATIONSHIP TO FUND ASSET MANAGEMENT, L.P. (FAM), OR USAA MUTUAL FUND, INC. OTHER THAN THE LICENSING AND SUBLICENSING OF THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUND. o DOW JONES AND WILSHIRE DO NOT SPONSOR, ENDORSE, SELL, OR PROMOTE THE FUND; RECOMMEND THAT ANY PERSON INVEST IN THE FUND OR ANY OTHER SECURITIES; HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT, OR PRICING OF THE FUND; HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT, OR MARKETING OF THE FUND; CONSIDER THE NEEDS OF THE FUND OR THE OWNERS OF THE FUND IN DETERMINING, COMPOSING, OR CALCULATING THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) OR HAVE ANY OBLIGATION TO DO SO.

              NEITHER DOW JONES NOR WILSHIRE WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUND. SPECIFICALLY, NEITHER DOW JONES NOR WILSHIRE MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES AND WILSHIRE DISCLAIM ANY WARRANTY ABOUT: THE RESULTS TO BE OBTAINED BY THE FUND, THE OWNER OF THE FUND, OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) AND THE DATA INCLUDED IN THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP); THE ACCURACY OR COMPLETENESS OF THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) AND ANY RELATED DATA; THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) AND/OR ITS RELATED DATA; NEITHER DOW JONES NOR WILSHIRE WILL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS IN THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) OR RELATED DATA; UNDER NO CIRCUMSTANCES WILL DOW JONES OR WILSHIRE BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES OR WILSHIRE KNOWS THAT THEY MIGHT OCCUR. O THE LICENSING AGREEMENT BETWEEN FAM, DOW JONES, AND WILSHIRE AND THE SUBLISCENSING AGREEEMENT BETWEEN USAA MUTUAL FUND, INC. AND FAM, ARE SOLELY FOR THE BENEFIT OF THE PARTIES TO THESE AGREEMENTS AND NOT FOR THE BENEFIT OF THE OWNERS OF THE USAA EXTENDED MARKET INDEX FUND OR ANY OTHER THIRD PARTIES.

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                 TOP 10 HOLDINGS*
                 (% of Net Assets)

Berkshire Hathaway, Inc. Class A              2.8%

Genentech, Inc.                               2.2%

Google, Inc.                                  2.2%

Kraft Foods, Inc.                             1.4%

Liberty Media Corp. Class A                   0.8%

Berkshire Hathaway, Inc. Class B              0.6%

DIRECTV Group, Inc./The                       0.6%

IAC/InterActiveCorp                           0.5%

Amazon.com, Inc.                              0.4%

Genworth Financial, Inc. Class A              0.4%

             *PERCENTAGES ARE OF NET ASSETS OF THE MASTER EXTENDED MARKET INDEX
              SERIES (THE SERIES), NOT OF THE NET ASSETS OF THE FUND.

              YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE SERIES OWNS ON PAGES 26-71.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                                ASSET ALLOCATION*
                                    6/30/2005

        [PIE CHART OF ASSET ALLOCATION*]
                   6/30/2005

Business Services                         12.2%
Drugs & Medicine                          10.7%
Miscellaneous Finance                      8.8%
Real Property                              6.9%
Electronics                                5.3%
Commercial Banks                           5.2%
Retail                                     4.3%
Insurance                                  4.0%
Media                                      3.5%
Food & Agriculture                         3.4%
Producer Goods                             3.4%
Energy & Raw Materials                     3.2%
Energy & Utilities                         3.1%
Domestic Oil                               3.0%
Telephone                                  2.8%
Construction                               2.6%
Non-Durables                               2.2%
Business Machines                          2.0%
Travel & Recreation                        2.0%
Other**                                   16.3%

                  [END CHART]

              *PERCENTAGES ARE OF NET ASSETS OF THE MASTER EXTENDED MARKET INDEX
               SERIES (THE SERIES), NOT OF THE NET ASSETS OF THE FUND.

             **INDUSTRIES WITH LESS THAN 2.0% OF THE SERIES' NET ASSETS AND
               SHORT-TERM SECURITIES.

10

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2005 (UNAUDITED)

ASSETS

   Investment in Master Extended Market Index Series, at value                $141,537,416
   Receivable for capital shares sold                                              114,953
   Receivable due from USAA Investment Management
      Company (Note 4B)                                                             90,492
                                                                              ------------
      Total assets                                                             141,742,861
                                                                              ------------
LIABILITIES

   Payable for purchase in Master Extended Market Index Series                      102,597
   Payable for capital shares redeemed                                               12,355
   Accrued administrative fees                                                       43,427
   Accrued transfer agency fees                                                       3,686
   Other accrued expenses and payables                                               27,750
                                                                              -------------
      Total liabilities                                                             189,815
                                                                              -------------
         Net assets applicable to capital shares outstanding                  $ 141,553,046
                                                                              =============
NET ASSETS CONSIST OF:

   Paid-in capital                                                            $ 116,611,793
   Accumulated undistributed net investment income                                  401,730
   Accumulated net realized gain from investments and
      futures transactions                                                          887,558
   Net unrealized appreciation on investments and futures contracts              23,651,965
                                                                              -------------
         Net assets applicable to capital shares outstanding                  $ 141,553,046
                                                                              =============
   Capital shares outstanding ($.01 par value per share,
      100,000,000 shares authorized)                                             12,320,330
                                                                              =============
   Net asset value, redemption price, and offering price per share            $       11.49
                                                                              =============

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS

USAA EXTENDED MARKET INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2005 (UNAUDITED)

INVESTMENT INCOME

   Allocated from Master Extended Market Index Series:
      Dividends (net of $666 foreign withholding tax)                            $  626,418
      Interest from affiliates                                                       67,344
      Securities lending - net                                                       22,015
      Other                                                                           2,036
                                                                                 ----------
         Total income                                                               717,813
            Expenses                                                                (51,776)
                                                                                 ----------
   Net allocated investment income                                                  666,037
                                                                                 ----------
EXPENSES

   Administration and servicing fees                                                241,951
   Transfer agent's fees                                                            137,946
   Custody and accounting fees                                                        2,844
   Shareholder reporting fees                                                         6,081
   Postage                                                                           11,771
   Directors' fees                                                                    2,727
   Registration fees                                                                 17,928
   Professional fees                                                                 18,348
   Other                                                                              3,471
                                                                                 ----------
      Total expenses before reimbursement                                           443,067
   Expenses paid indirectly                                                            (175)
   Expenses reimbursed                                                             (178,585)
                                                                                 ----------
      Total expenses after reimbursement                                            264,307
                                                                                 ----------
NET INVESTMENT INCOME                                                               401,730
                                                                                 ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS ALLOCATED FROM MASTER
EXTENDED MARKET INDEX SERIES
   Net realized gain from investment transactions                                 1,382,731
   Net realized loss from futures transactions                                     (261,815)
   Net change in unrealized appreciation/depreciation on
      investments and futures contracts                                           1,790,777
                                                                                 ----------
         Net realized and unrealized gain on investments and
            futures contracts                                                     2,911,693
                                                                                 ----------
   Increase in net assets from operations                                        $3,313,423
                                                                                 ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

12

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS

USAA EXTENDED MARKET INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2005 (UNAUDITED),
AND YEAR ENDED DECEMBER 31, 2004

                                                                 6/30/2005      12/31/2004
                                                              ----------------------------
FROM OPERATIONS
   Net investment income                                      $    401,730    $    653,503
   Net realized gain from investment and futures
      transactions                                               1,120,916       3,200,317
   Net change in unrealized appreciation/depreciation
      on investments and futures contracts                       1,790,777      12,702,901
                                                              ----------------------------
Net increase in net assets from operations                       3,313,423      16,556,721
                                                              ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS

   Net investment income                                                 -      (1,460,541)
   Net realized gains                                                    -        (618,035)
                                                              ----------------------------
      Distributions to shareholders                                      -      (2,078,576)
                                                              ----------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                    35,402,912      54,605,848
   Reinvested dividends                                                 14       2,015,470
   Cost of shares redeemed                                     (18,332,716)    (21,353,315)
                                                              ----------------------------
Net increase in net assets from capital share
   transactions                                                 17,070,210      35,268,003
                                                              ----------------------------
Net increase in net assets                                      20,383,633      49,746,148

NET ASSETS

      Beginning of period                                      121,169,413      71,423,265
                                                              ----------------------------
      End of period                                           $141,553,046    $121,169,413
                                                              ============================
   Accumulated undistributed net investment income
      End of period                                           $    401,730    $          -
                                                              ============================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                   3,234,092       5,358,530
   Shares issued for reinvested dividends                                1         180,315
   Shares redeemed                                              (1,683,380)     (2,125,926)
                                                              ----------------------------
Increase in shares outstanding                                   1,550,713       3,412,919
                                                              ============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 F I N A N C I A L
==================--------------------------------------------------------------
                   HIGHLIGHTS

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2005 (UNAUDITED)

Contained below are selected ratios and supplemental data for the periods indicated for the USAA Extended Market Index Fund.

                                                SIX-MONTH
                                               PERIOD ENDED                                                        PERIOD ENDED
                                                 JUNE 30,                   YEARS ENDED DECEMBER 31,               DECEMBER 31,
                                               --------------------------------------------------------------------------------
                                                    2005            2004         2003         2002          2001           2000*
                                               --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value at beginning of period          $  11.25        $   9.71      $  6.80      $  8.35       $  9.36        $ 10.00
                                                -------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                             .03             .06          .06(a)       .04           .10            .03(a)
   Net realized and unrealized gain (loss) on
      investments and futures transactions           .21            1.68         2.89(a)     (1.56)         (.95)          (.67)(a)
                                                -------------------------------------------------------------------------------
Total from investment operations                     .24            1.74         2.95(a)     (1.52)         (.85)          (.64)(a)
                                                -------------------------------------------------------------------------------
Less distributions:
   From net investment income                          -            (.14)        (.04)        (.03)         (.12)             -
   From realized capital gains                         -            (.06)          -           -            (.04)             -
                                                -------------------------------------------------------------------------------
Total distributions                                    -            (.20)        (.04)        (.03)         (.16)             -
                                                -------------------------------------------------------------------------------
Net asset value at end of period                $  11.49        $  11.25      $  9.71      $  6.80       $  8.35        $  9.36
                                                ===============================================================================
Total return (%)**                                  2.13           17.92        43.44       (18.20)        (9.03)         (6.40)
SUPPLEMENTAL DATA AND RATIOS
Net assets at end of period (000)               $141,553        $121,169      $71,423      $25,303       $17,372        $20,795
Ratios to average net assets:***
   Net investment income (%)                         .63(c)          .70          .74          .73           .97           1.54(c)
   Expenses, including expenses of the
      Master Extended Market
      Index Series (%)(b)                            .50(c,d)        .50(d)       .50          .50           .50            .50(c)
   Expenses before reimbursements,
      including expenses of the Master
      Extended Market Index Series (%)               .78(c,d)        .80(d)       .96         1.32          1.61           2.81(c)
Portfolio turnover (%)****                          9.11           22.90        14.53        28.14         97.51           8.88

   * Fund commenced operations on October 27, 2000.
  ** Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 *** For the six-month period ended June 30, 2005, average net assets were
     $128,398,019.
**** Represents the portfolio turnover of the Master Extended Market Index
     Series.
 (a) Calculated using average shares.
 (b) Effective October 27, 2000, the Manager voluntarily agreed to limit the Fund's expenses to 0.50% of the Fund's average net assets.
 (c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
 (d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

              USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones Wilshire 4500 Completion Index (Full Cap). The Dow Jones Wilshire 4500 Completion Index (Full Cap) measures the performance of all small- and mid-cap stocks as measured by the Dow Jones Wilshire 5000 Composite Index (Full Cap) less the stocks in the S&P 500 Index.

              USAA Investment Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (the Series), which is a separate open-end investment management company advised by Fund Asset Management, L.P. (FAM) with a substantially similar investment objective. At June 30, 2005, the Fund's investment was 63.1% of the Series.

              The financial statements of the Series, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

                 A. VALUATION OF INVESTMENTS - The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series. Valuation of the securities held by the Series is discussed in Note 1A of the Series' financial statements included elsewhere in this report.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                 B. INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of the Series' income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

                 C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                 D. EXPENSES PAID INDIRECTLY - Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended June 30, 2005, these bank credits reduced the Fund's expenses by $175.

                 E. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

                 F. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

16

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2005 (UNAUDITED)

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

              Effective January 6, 2005, the Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

              The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

              Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million, and the Fund also participated with other USAA funds in a joint, short-term, revolving, committed loan agreement of $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street both committed $50 million. Subject to availability under its agreement with Bank of America and State Street, the Fund could borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, did not exceed 25% of the Fund's total assets. The USAA funds that were party to the loan agreement with Bank of America and State Street were assessed facility fees in an annual amount equal to 0.09% of the $100 million loan

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2005 (UNAUDITED)

              agreement, whether used or not. The facility fees were allocated among the funds based on their respective average net assets for the period.

              For the six-month period ended June 30, 2005, the Fund paid CAPCO facility fees of $224, which represents 0.4% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under any of these agreements during the six-month period ended June 30, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

              The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2005, in accordance with applicable tax law.

              Distributions of net investment income and the Fund's pro rata share of the Series' realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                 A. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.38% of the Fund's average net assets. For the six-month period ended June 30, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $241,951.

                     Out of the administration and servicing fees received from the Fund, the Manager pays FAM up to 0.11% for subadministration services provided on the Manager's behalf. For the six-month period ended June 30, 2005, the Manager incurred subadministration fees, paid or payable to FAM, of $12,823.

18

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2005 (UNAUDITED)

                 B. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.50% of the Fund's annual average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended June 30, 2005, the Fund incurred reimbursable expenses of $178,585.

                 C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund based on an annual charge of $26 per shareholder account, plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $137,946.

                 D. UNDERWRITING AGREEMENT - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

                 E. MANAGEMENT AGREEMENT - The Manager serves as investment adviser to the Fund and is responsible for monitoring the services provided to the Series by FAM. While the Fund maintains its investment in the Series, the Manager receives no fee from the Fund for the monitoring service performed on its behalf.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

              Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

              As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including administration and servicing fees, transfer agency fees, expenses allocated to the Fund by the Master Extended Market Index Series, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

              The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2005, through June 30, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

              The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

              The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

20

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2005 (UNAUDITED)

              ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

              Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                        EXPENSES PAID
                                                BEGINNING            ENDING             DURING PERIOD*
                                              ACCOUNT VALUE       ACCOUNT VALUE        JANUARY 1, 2005 -
                                             JANUARY 1, 2005      JUNE 30, 2005         JUNE 30, 2005
                                             -----------------------------------------------------------
              Actual                             $1,000.00           $1,021.30              $2.48
              Hypothetical
                (5% return before expenses)       1,000.00            1,022.34               2.48

              *Expenses are equal to the Fund's annualized expense ratio of
               0.50%, which includes expenses of the Master Extended Market Index Series, and is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 2.13% for the six-month period of January 1, 2005, to June 30, 2005.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2005 (UNAUDITED)

              At a meeting of the Board of Directors held on April 27-28, 2005, the Board, including the Directors who are not "interested persons" of the Company (the "Independent Directors"), approved the continuance of the Management Agreement between the Company and the Manager with respect to the Fund.

              In advance of the meeting, the Directors received and considered a variety of information relating to the Management Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things, (a) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (b) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (c) information about the Manager's operations and personnel. Prior to voting, the Independent Directors reviewed the proposed continuance of the Management Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement with respect to the Fund. The Independent Directors also reviewed the proposed continuation of the Management Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

              At each regularly scheduled meeting of the Board and its committees, the Board of Directors of the Company receives and reviews, among other things, information concerning the Fund's performance and services provided by the Manager. At the meeting at which renewal of the Management Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and

22

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2005 (UNAUDITED)

              total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Management Agreement included certain types of information previously received at such meetings.

              After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Management Agreement. In approving the Management Agreement, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

              During their deliberations, the Directors considered the fact that the Fund operates in a master-feeder structure through which the Fund invests all of its investable assets in the Extended Market Index Series (the "Master Fund"), a separate registered investment company advised by Merrill Lynch Quantitative Advisers, a division of Fund Asset Management, L.P. (the "Adviser").

              NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services provided by the Manager under the Management Agreement, the Board of Directors reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the services provided to the Fund by the Manager under the Management Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. The Board noted that the Manager receives no investment advisory fee for serving as the investment adviser to the Fund so long as the Fund is operated in a master-feeder structure. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2005 (UNAUDITED)

              administrative services, stockholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Company.

              The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Adviser to the Master Fund. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Management Agreement. In reviewing the Management Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

              The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Master Fund's operations and of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Directors, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

              EXPENSES AND PERFORMANCE. In connection with its consideration of the Management Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to a group of investment companies chosen by the independent third party to be comparable to the Fund based upon

24

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2005 (UNAUDITED)

              certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with no sales loads or with front-end loads), asset size, and expense components (the "expense group"). Among other data, the Board noted that the Fund's management fee rate - which reflects the advisory fee paid by the Master Fund to the Adviser as well as administrative services provided to the Fund by the Manager and its affiliates and the effects of any reimbursements - was below the median of its expense group. The data indicated that the Fund's total expenses, after reimbursements, was at the median of its expense group. The Board noted that the Manager does not receive an advisory fee for the services that it provides under the Management Agreement. The Directors took into account that the management fee and total expenses reflected both the expenses of the Fund as well as the Master Fund and that the Master Fund's advisory fee was the lowest in the Fund's expense group. The Directors also took into account the Manager's current undertakings to maintain expense limitations for the Fund. The Board also took into account the various services provided to the Fund by the Manager and its affiliates. The Directors also noted the high level of correlation between the Fund and its corresponding index and the relatively low tracking error between the Fund and that index and noted that they review such information on a quarterly basis. In addition, the Board noted the relatively small range of difference between the expenses of the Fund and the other funds in its expense group.

              In considering the Fund's performance, the Board of Directors noted that the Board reviews at its regularly scheduled meetings detailed information about the Fund's and the Master Fund's performance results. The Directors also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Management Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2005 (UNAUDITED)

              group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one- and three-year periods ended December 31, 2004. The Board also noted that the Fund's percentile performance ranking was in the top 50% of its performance universe for the one- and three-year periods ended December 31, 2004.

              COMPENSATION AND PROFITABILITY. The Board noted that the Manager does not receive an advisory fee under the Management Agreement. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Directors reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In considering the profitability data with respect to the Fund, the Directors noted that the Manager reimbursed the Fund for expenses. In reviewing the overall profitability of Fund to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Company, including that the Manager may derive reputational and other benefits from its association with the Fund.

              ECONOMIES OF SCALE. With respect to the consideration of any economies of scale to be realized by the Fund, the Board took into account that the Manager does not receive any advisory fees under the Management Agreement and that the management fee reflects the advisory fee paid at the Master Fund level to the Master Fund's Adviser. The Board

26

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA EXTENDED MARKET INDEX FUND
JUNE 30, 2005 (UNAUDITED)

              determined that the current fee structure was reasonable. The Board also considered the effects of the Fund's growth and size on the Fund's performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses.

              CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Management Agreement with the Manager, among others:
              (a) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Management Agreement; (b) the Manager maintains an appropriate compliance program; (c) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (d) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (e) the Manager's level of profitability from its relationship with the Fund is not unreasonable. Based on their conclusions, the Board determined that continuation of the Management Agreement would be in the interests of the Fund and its shareholders.

                            Semiannual report of the
                       MASTER EXTENDED MARKET INDEX SERIES
                  in which the USAA EXTENDED MARKET INDEX FUND
                                    invests.

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JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS

   AEROSPACE - 0.4%
     200   Aerosonic Corp.(a)                                       $      1,050
   1,900   Armor Holdings, Inc.(a)                                        75,259
   2,900   Crane Co.                                                      76,270
   1,500   Cubic Corp.                                                    26,610
   1,681   DRS Technologies, Inc.                                         86,202
   2,200   EDO Corp.                                                      65,802
     900   ESCO Technologies, Inc.(a)                                     90,720
   2,482   Engineered Support Systems, Inc.                               88,930
   1,200   EnPro Industries, Inc.(a)                                      34,644
     700   Esterline Technologies Corp.(a)                                28,056
   3,100   GenCorp, Inc.                                                  59,706
   1,792   Heico Corp. Class A                                            32,292
   2,700   KVH Industries, Inc.(a)                                        24,975
   1,500   Kaman Corp. Class A                                            27,060
     400   MTC Technologies, Inc.(a)                                      14,732
   1,200   Metrologic Instruments, Inc.(a)                                15,048
     700   SatCon Technology Corp.(a)                                      1,043
     500   Spacehab, Inc.(a)                                                 920
   1,900   Teledyne Technologies, Inc.(a)                                 61,902
   1,672   Timco Aviation Services, Inc.(a)                                  242
   3,000   Trimble Navigation Ltd.(a)                                    116,910
   2,100   Veeco Instruments, Inc.(a)                                     34,188
                                                                    ------------
                                                                         962,561
                                                                    ------------
   AIR TRANSPORT - 0.3%
   1,900   AAR Corp.(a)                                                   29,849
   9,900   AMR Corp.(a,f)                                                119,889
   3,500   Airtran Holdings, Inc.(a)                                      32,305
   1,500   Alaska Air Group, Inc.(a)                                      44,625
   1,600   America West Holdings Corp. Class B(a,f)                        9,600
   1,800   Aviall, Inc.(a)                                                56,862
   1,200   Aviation General, Inc.(a)                                          --
   3,970   Continental Airlines, Inc. Class B(a,f)                        52,722
   2,595   EGL, Inc.(a)                                                   52,730
   1,600   ExpressJet Holdings, Inc.(a)                                   13,616
   2,700   FLYi, Inc.(a,f)                                                 2,025
   2,100   Frontier Airlines, Inc.(a)                                     21,693
     700   Great Lakes Aviation Ltd.(a)                                      476
   3,802   Hawaiian Holdings, Inc.(a)                                     15,436
   5,250   JetBlue Airways Corp.(a,f)                                    107,310
     900   LMI Aerospace, Inc.(a)                                          4,518
   1,200   MAIR Holdings, Inc.(a)                                         10,608
   1,900   Mesa Air Group, Inc.(a,f)                                      12,749
     800   Midwest Air Group, Inc.(a)                                      1,912
   5,100   Northwest Airlines Corp.(a)                                    23,256
     700   Petroleum Helicopters Non-Voting Shares(a)                     16,478
   1,300   Pinnacle Airlines Corp.(a)                                     11,167
     100   Republic Airways Holdings, Inc.(a)                              1,445
   3,500   SkyWest, Inc.                                                  63,630
  17,005   UAL Corp.(a,f)                                                 27,038
     200   Vanguard Airlines, Inc.(a)                                         --
                                                                    ------------
                                                                         731,939
                                                                    ------------
   APPAREL - 1.0%
   2,850   Aeropostale, Inc.(a)                                           95,760
   3,400   Ashworth, Inc.(a)                                              30,634
   6,250   Bebe Stores, Inc.                                             165,438
   1,200   Brown Shoe Co., Inc.                                           46,980
     700   The Buckle, Inc.                                               31,038
     900   Cache, Inc.(a)                                                 14,958
   4,600   Candie's, Inc.                                                 30,636
     400   Cherokee, Inc.                                                 13,848
   2,400   Columbia Sportswear Co.(a)                                    118,536
   4,300   DHB Industries, Inc.(a)                                        36,335
   1,500   Deckers Outdoor Corp.(a,f)                                     36,900
     600   Escalade, Inc.                                                  8,298
     600   Finlay Enterprises, Inc.(a)                                     7,494
   4,117   Fossil, Inc.(a)                                                93,456
   1,800   GSI Commerce, Inc.(a)                                          30,150
   1,600   Guess?, Inc.(a)                                                26,528
     300   Haggar Corp.                                                    6,105
     600   Hampshire Group Ltd.(a)                                        11,766
   2,100   Hartmarx Corp.(a)                                              21,147
   1,900   The J. Jill Group, Inc.(a)                                     26,125
   1,325   Jos. A. Bank Clothiers, Inc.(a)                                57,373

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   1,600   K-Swiss, Inc. Class A                                    $     51,744
   1,600   Kellwood Co.                                                   43,040
   1,100   Kenneth Cole Productions, Inc. Class A                         34,232
     500   Lacrosse Footwear, Inc.(a)                                      5,245
   1,000   Magic Lantern Group, Inc.(a)                                       80
     800   Mossimo, Inc.(a)                                                3,568
     300   Mothers Work, Inc.(a)                                           3,930
   2,000   New York & Co.(a)                                              42,120
     700   Oshkosh B'Gosh, Inc. Class A                                   18,193
   1,600   Oxford Industries, Inc.                                        68,880
     600   Perry Ellis International, Inc.(a)                             14,034
   1,900   Phillips-Van Heusen                                            62,111
   1,000   Phoenix Footwear Group, Inc.(a)                                 5,840
   5,300   Polo Ralph Lauren Corp.                                       228,483
   1,400   Quaker Fabric Corp.                                             5,726
   6,900   Quiksilver, Inc.(a)                                           110,262
   1,000   Rocky Shoes & Boots, Inc.(a)                                   31,249
   2,400   Russell Corp.                                                  49,080
   1,600   Saucony, Inc. (Class B)                                        36,480
   2,300   Skechers U.S.A., Inc. Class A(a)                               32,798
   1,000   Stage Stores, Inc.(a)                                          43,600
     800   Steven Madden Ltd.(a)                                          14,208
   2,400   Stride Rite Corp.                                              33,096
   1,500   Superior Uniform Group, Inc.                                   20,700
     200   Tandy Brands Accessories, Inc.                                  2,180
   4,000   Timberland Co. Class A(a)                                     154,880
   3,200   Unifi, Inc.(a)                                                 13,568
   2,700   The Warnaco Group, Inc.(a)                                     62,775
     300   Weyco Group, Inc.                                               5,912
   3,600   Wolverine World Wide, Inc.                                     86,436
                                                                    ------------
                                                                       2,193,955
                                                                    ------------
   BUSINESS MACHINES - 2.0%
  21,790   3Com Corp.(a)                                                  79,316
     600   3D Systems Corp.(a)                                            14,436
   3,700   ActivCard Corp.(a)                                             16,909
   9,400   Adaptec, Inc.(a)                                               36,472
   5,200   Advanced Digital Information Corp.(a)                          39,520
   5,000   American Software Class A                                      28,900
     900   Analogic Corp.                                                 45,288
     900   Applied Films Corp.(a)                                         23,040
   2,500   Arbitron, Inc.                                                107,250
   3,100   Artesyn Technologies, Inc.(a)                                  26,970
   1,915   Avici Systems, Inc.(a)                                          8,522
   2,700   Avocent Corp.(a)                                               70,578
  25,340   BEA Systems, Inc.(a)                                          222,485
   1,400   Black Box Corp.                                                49,560
   4,800   Borland Software Corp.(a)                                      32,928
   2,100   Brooktrout, Inc.(a)                                            23,436
     600   California First National Bancorp                               6,726
     700   Communication Intelligence(a)                                     361
   1,900   Computer Horizons Corp.(a)                                      5,947
   3,900   Concurrent Computer Corp.(a)                                    8,307
   2,100   Convera Corp.(a)                                               10,248
     410   CoSine Communications, Inc.(a)                                    968
   5,100   Cray, Inc.(a)                                                   6,324
   1,100   Crossroads Systems, Inc.(a)                                     1,034
   4,100   Diebold, Inc.                                                 184,951
     200   Digi International, Inc.(a)                                     2,372
   3,600   Digital Lightwave, Inc.(a,f)                                      864
  12,995   Enterasys Networks, Inc.(a)                                    11,696
     300   Exabyte Corp.(a)                                                   75
     100   Extended Systems, Inc.(a)                                         320
   4,051   Fair Isaac Corp.                                              147,862
     900   Flow International Corp.(a)                                     5,751
   7,900   Foundry Networks, Inc.(a)                                      68,177
     500   General Binding Corp.(a)                                       10,960
   2,900   Hanger Orthopedic Group, Inc.(a)                               14,616
   3,000   Hypercom Corp.(a)                                              19,410
   8,200   IKON Office Solutions, Inc.                                    77,982
   1,000   Imagistics International, Inc.(a)                              28,000
   4,900   Immersion Corp.(a)                                             26,117
   4,400   Input/Output, Inc.(a)                                          27,632
   6,000   Integrated Device Technology, Inc.(a)                          64,500
   2,816   Intergraph Corp.(a)                                            97,039
   3,250   Interland, Inc.(a)                                              6,338
   2,100   InterVoice, Inc.(a)                                            18,123
   3,060   Iomega Corp.(a)                                                 8,109

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   6,800   Island Pacific, Inc.(a,f)                                $      1,292
  32,347   Juniper Networks, Inc.(a)                                     814,497
   3,400   LTX Corp.(a)                                                   16,864
   2,100   Lantronix, Inc.(a)                                              2,667
   2,000   MIPS Technologies, Inc.(a)                                     14,400
     200   MTI Technology Corp.(a)                                           448
  14,412   Maxtor Corp.(a)                                                74,942
   8,010   McData Corp.(a)                                                32,040
  11,749   Microchip Technology, Inc.                                    348,005
   4,700   Micromuse, Inc.(a)                                             26,602
   2,500   Micros Systems, Inc.(a)                                       111,875
   6,200   Napster Inc.(a)                                                26,040
   7,500   Network Engines, Inc.(a)                                       13,425
   1,500   Omnicell, Inc.(a)                                              13,200
   2,963   PalmOne, Inc.(a)                                               88,209
   3,385   Premiere Global Services, Inc.(a)                              38,217
   1,300   Pure World, Inc.(a)                                             5,538
   9,090   Sandisk Corp.(a)                                              215,706
     600   Scansource, Inc.(a)                                            25,764
     300   Scientific Technologies, Inc.(a)                                1,005
   3,200   Sigma Designs, Inc.(a)                                         24,320
  15,600   Silicon Graphics, Inc.(a,f)                                    11,076
   6,000   Storage Technology Corp.(a)                                   217,740
     445   SumTotal Systems, Inc.(a)                                       2,011
   5,655   Sybase, Inc.(a)                                               103,769
   2,900   Tech Data Corp.(a)                                            106,169
   5,900   Titan Corp.(a)                                                134,166
  11,100   Total System Services, Inc.                                   267,510
     100   Trans-Industries, Inc.(a)                                          67
     940   Transact Technologies, Inc.(a)                                  7,962
   2,700   VeriFone Holdings, Inc.(a)                                     43,875
   1,300   Visual Networks, Inc.(a)                                        1,989
   2,075   Vitria Technology, Inc.(a)                                      7,263
   3,100   White Electronic Designs Corp.(a)                              17,205
                                                                    ------------
                                                                       4,502,277
                                                                    ------------
   BUSINESS SERVICES - 12.2%
   6,540   24/7 Real Media, Inc.(a)                                       26,749
     600   4Kids Entertainment, Inc.(a)                                   11,928
   4,900   @Road Inc.(a)                                                  13,034
   2,900   ABM Industries, Inc.                                           56,550
   2,500   AMICAS, Inc.(a)                                                11,325
   3,320   AMN Healthcare Services, Inc.(a)                               49,900
  11,100   Aastrom Biosciences, Inc.(a)                                   34,632
   3,700   Actuate Corp.(a)                                                6,919
      40   Adept Technology, Inc.(a)                                         312
   5,290   Adesa, Inc.                                                   115,163
   1,800   Administaff, Inc.                                              42,768
   2,500   Advent Software, Inc.(a)                                       50,650
   1,000   The Advisory Board Co.(a)                                      48,740
   1,800   Advo, Inc.                                                     57,330
   2,600   Aether Systems, Inc.(a)                                         8,554
   3,560   Affymetrix, Inc.(a)                                           191,991
   3,100   Agile Software Corp.(a)                                        19,530
   8,000   Akamai Technologies, Inc.(a)                                  105,040
   1,800   Aksys Ltd.(a,f)                                                 3,582
   2,300   Alderwoods Group, Inc.(a)                                      33,051
   3,400   Alfacell Corp.(a)                                               7,378
   4,000   Alliance Data Systems Corp.(a)                                162,240
   1,000   The Allied Defense Group, Inc.(a)                              23,020
   2,500   Alteon, Inc.(a)                                                   550
   1,600   Altiris, Inc.(a)                                               23,488
     600   Ambassadors International, Inc.                                 8,190
  15,500   America Online Latin America, Inc. Class A(a)                     775
   2,660   American Ecology Corp.                                         47,614
      48   American Independence Corp.(a)                                    629
   2,000   American Reprographics Co.(a)                                  32,180
   1,100   American Superconductor Corp.(a)                               10,065
     200   Analysts International Corp.(a)                                   684
     500   Angelica Corp.                                                 12,255
     500   Ansoft Corp.(a)                                                12,080
   2,600   answerthink, Inc.(a)                                            9,230
   2,600   Ansys, Inc.(a)                                                 92,326
   1,400   Anteon International Corp.(a)                                  63,868
   4,445   aQuantive, Inc.(a)                                             78,765
  10,990   Aramark Corp.                                                 290,136
     900   Arbinet-thexchange, Inc.(a)                                     6,030
   3,854   Ariba, Inc.(a)                                                 22,353
   8,571   Art Technology Group, Inc.(a)                                   9,000
      12   Artemis International Solutions Corp.(a)                           34

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MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   3,460   Ask Jeeves(a)                                            $    104,457
   4,000   Aspen Technology, Inc.(a)                                      20,800
   7,200   Atari Inc.(a)                                                  20,016
   2,200   Audible, Inc.(a)                                               38,214
   2,000   Authentidate Holding Corp.(a)                                   5,320
   6,900   The BISYS Group, Inc.(a)                                      103,086
     900   Bankrate, Inc.(a)                                              18,126
     102   Baran Group Ltd.(a)                                               592
     600   Barrett Business Services(a)                                    9,024
   9,900   BearingPoint, Inc.(a)                                          72,567
     300   Bestway, Inc.(a)                                                3,450
   7,300   BindView Development Corp.(a)                                  20,148
     700   Blackbaud, Inc.                                                 9,450
     500   Blackboard, Inc.(a)                                            11,960
   1,270   Blue Coat Systems, Inc.(a)                                     37,948
     100   Bottomline Technologies, Inc.(a)                                1,497
   2,100   Bowne & Co., Inc.                                              30,366
   1,400   Bright Horizons Family Solutions, Inc.(a)                      57,008
   3,300   The Brink's Co.                                               118,800
   1,988   BroadVision, Inc.(a,f)                                          2,425
  15,300   Brocade Communications Systems, Inc.(a)                        59,364
   4,600   Bsquare Corp.(a)                                                2,484
   1,700   CACI International, Inc. Class A(a)                           107,372
   1,200   CDI Corp.                                                      26,304
   4,745   CDW Corp.                                                     270,892
   1,100   CRA International, Inc.(a)                                     59,235
   3,865   CSG Systems International(a)                                   73,358
      46   Callwave, Inc.(a)                                                 230
   5,668   Career Education Corp.(a)                                     207,505
   1,500   Carreker Corp.(a)                                               8,220
   1,200   Casella Waste Systems, Inc.(a)                                 14,400
   2,300   Catalina Marketing Corp.                                       58,443
     500   Catapult Communications Corp.(a)                                8,530
   3,550   Cell Genesys, Inc.(a,f)                                        18,993
   1,000   Centra Software, Inc.(a)                                        2,000
   4,545   Century Business Services, Inc.(a)                             18,407
     500   Cerbco, Inc. Class A(a)                                         4,775
   8,500   Ceridian Corp.(a)                                             165,580
   2,100   Cerner Corp.(a,f)                                             142,737
   3,600   Certegy, Inc.                                                 137,592
   4,790   Checkfree Corp.(a)                                            163,147
   1,400   Chemed Corp.                                                   57,232
   5,333   ChoicePoint, Inc.(a)                                          213,587
   4,300   Chordiant Software, Inc.(a)                                     8,385
   3,800   Ciber, Inc.(a)                                                 30,324
   1,600   Clean Harbors, Inc.(a,f)                                       34,688
   1,200   Click Commerce, Inc.(a)                                        27,564
   3,800   Cogent, Inc.(a)                                               108,490
   7,600   Cognizant Technology Solutions Corp.(a)                       358,188
   1,700   Collectors Universe(a)                                         29,784
   1,300   Computer Programs & Systems, Inc.                              48,451
   1,900   Concur Technologies, Inc.(a)                                   20,007
   3,400   Connetics Corp.(a)                                             59,976
   5,250   Copart, Inc.(a)                                               124,950
   7,100   Corillian Corp.(a)                                             22,010
   5,035   Corinthian Colleges, Inc.(a)                                   64,297
     800   Cornell Cos., Inc.(a)                                          10,768
   2,700   Corporate Executive Board Co.                                 211,491
   1,100   CoStar Group, Inc.(a)                                          47,960
     337   Courier Corp.                                                  12,944
   1,400   Covansys Corp.(a)                                              17,990
     700   Credit Acceptance Corporation(a)                               10,423
     225   Critical Path, Inc.(a)                                             99
   1,900   Cross Country Healthcare, Inc.(a)                              32,300
   1,500   Cruzan International, Inc.(a)                                  38,625
   2,300   CuraGen Corp.(a)                                               11,822
   1,900   Cybersource Corp.(a)                                           13,889
   1,000   DSL.Net, Inc.(a)                                                   80
   5,200   DST Systems, Inc.(a)                                          243,360
   1,200   Datastream Systems, Inc.(a)                                     8,736
     100   Deltathree, Inc. Class A(a)                                       320
   3,600   Deluxe Corp.                                                  146,160
   2,100   Dendrite International, Inc.(a)                                28,980
   4,000   DeVry, Inc.(a)                                                 79,600
   4,100   Digimarc Corp.(a)                                              22,427
   4,400   Digital Generation Systems(a)                                   4,400

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   2,500   Digital Insight Corp.(a)                                 $     59,800
   1,500   Digital River, Inc.(a)                                         47,625
   3,279   Digitas, Inc.(a)                                               37,413
   1,200   Discovery Partners International, Inc.(a)                       3,432
   2,400   Diversa Corp.(a)                                               12,504
   2,500   DocuCorp International, Inc.(a)                                18,375
   2,800   Dollar Financial Corp.(a)                                      29,708
   3,900   Dot Hill Systems Corp.(a)                                      20,436
   7,300   DoubleClick, Inc.(a)                                           61,247
   4,200   Dun & Bradstreet Corp.(a)                                     258,930
   3,000   Dyax Corp.(a)                                                  14,160
   3,700   E-Loan, Inc.(a)                                                12,358
   1,100   EPIQ Systems, Inc.(a)                                          17,996
   1,775   EVCI Career Colleges Holding Corp.(a)                          11,023
   9,200   Earthlink, Inc.(a)                                             79,672
      50   EasyLink Services Corp. Class A(a)                                 50
   2,500   Echelon Corp.(a)                                               17,200
   2,600   Eclipsys Corp.(a)                                              36,582
   1,200   eCollege.com, Inc.(a)                                          14,280
     700   Educate, Inc.(a)                                                9,905
   4,200   Education Management Corp.(a)                                 141,666
   3,100   eFunds Corp.(a)                                                55,769
      20   Egain Communications Corp.(a)                                      12
      40   eLoyalty Corp.(a)                                                 236
   1,600   Embarcadero Technologies, Inc.(a)                               8,976
   9,400   eMerge Interactive, Inc. Class B(a,f)                           6,016
   3,300   Encysive Pharmaceuticals, Inc.(a)                              35,673
   3,600   Ener1, Inc.(a)                                                  1,008
   3,000   Ennis, Inc.                                                    54,360
   2,900   Entrust, Inc.(a)                                               13,891
   2,900   Epicor Software Corp.(a)                                       38,280
   4,650   E.piphany, Inc.(a)                                             16,182
   2,975   eResearch Technology, Inc.(a)                                  39,835
   1,845   Euronet Worldwide, Inc.(a)                                     53,634
       2   Evolve Software, Inc.(a)                                            -
   3,200   Evolving Systems, Inc.(a)                                       9,152
   3,800   Exelixis, Inc.(a)                                              28,234
     500   Exponent, Inc.(a)                                              14,290
   2,100   F5 Networks, Inc.(a)                                           99,194
   1,500   FTD Group, Inc.(a)                                             17,025
   2,050   FTI Consulting, Inc.(a)                                        42,845
   2,550   Factset Research Systems, Inc.                                 91,392
   2,800   FalconStor Software, Inc.(a)                                   18,284
     700   Fargo Electronics, Inc.(a)                                     13,993
   2,500   Federal Agricultural Mortgage Corp. Class A                    41,000
   3,005   Filenet Corp.(a)                                               75,546
   1,500   First Consulting Group, Inc.(a)                                 7,694
       8   Five Star Quality Care, Inc.(a)                                    58
   1,200   Forrester Research, Inc.(a)                                    21,396
   3,300   Franklin Covey Co.(a)                                          25,146
   1,700   G&K Services, Inc. Class A                                     64,141
   3,900   GP Strategies Corp.(a)                                         31,746
   6,400   GTECH Holdings Corp.                                          187,136
   1,700   GTSI Corp.(a)                                                  14,025
     460   Gaiam, Inc.(a)                                                  3,202
     900   Genaissance Pharmaceuticals(a)                                  1,008
   2,700   Gentiva Health Services, Inc.(a)                               48,222
     600   The Geo Group, Inc.(a)                                         15,030
   1,600   Gevity HR, Inc.                                                32,048
     100   Gliatech, Inc.(a)                                                   0
   1,800   Global Imaging Systems, Inc.(a)                                57,348
   2,360   Global Payments, Inc.                                         160,008
  16,500   Google, Inc.(a)                                             4,853,475
   3,600   GoRemote Internet Communications, Inc.(a)                       5,652
     600   Hansen Natural Corp.(a)                                        50,832
   3,400   Harris Interactive, Inc.(a)                                    16,558
   4,300   Harte-Hanks, Inc.                                             127,839
   2,000   Heidrick & Struggles International, Inc.(a)                    52,160
   7,220   Hewitt Associates, Inc. Class A(a)                            191,402
   1,200   Hudson Highland Group, Inc.(a)                                 18,708
   2,353   Hyperion Solutions Corp.(a)                                    94,685
   2,800   I-many, Inc.(a)                                                 4,732
  42,572   IAC/InterActiveCorp(a,f)                                    1,023,857
     800   ICT Group, Inc.(a)                                              8,320
   1,400   IDX Systems Corp.(a)                                           42,196
   1,580   IPIX Corp.(f)                                                   3,918

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   3,110   ITT Educational Services, Inc.(a)                        $    166,136
   1,300   Icoria, Inc.(a)                                                   195
   1,700   Idenix Pharmaceuticals Inc.(a)                                 36,856
   8,890   Identix, Inc.(a)                                               44,717
   2,100   iGate Corp.(a)                                                  7,518
   2,100   Imergent, Inc.(a)                                              22,260
     350   The Immune Response Corp.(a)                                      228
   1,400   Indus International, Inc.(a)                                    3,444
   2,400   Infocrossing, Inc.(a)                                          29,928
   3,900   InFocus Corp.(a)                                               16,146
   3,500   Informatica Corp.(a)                                           29,365
   2,700   Inforte Corp.                                                   8,964
   1,840   Infospace, Inc.(a)                                             60,591
   2,100   infoUSA, Inc.                                                  24,570
   1,395   Innovative Solutions & Support, Inc.(a)                        46,830
      83   Insweb Corp.(a)                                                   270
     600   Integral Systems, Inc.                                         13,578
   3,700   Integrated Alarm Services Group, Inc.(a,f)                     16,243
   4,000   Intellisync Corp.(a,f)                                         10,840
     600   Interactive Intelligence, Inc.(a)                               3,036
     500   Interchange Corp.(a)                                            3,800
  20,100   Internap Network Services Corp.(a)                              9,447
   2,600   Internet Security Systems(a)                                   52,754
   1,000   Intersections, Inc.(a)                                         11,690
     600   Intervideo, Inc.(a)                                             8,628
   2,800   Interwoven, Inc.(a)                                            21,084
   1,200   Intevac, Inc.(a)                                               12,564
   1,000   Intrado, Inc.(a)                                               14,960
      25   Intrusion, Inc.(a)                                                 82
   3,000   Invitrogen Corp.(a)                                           249,870
   3,600   Ipass, Inc.(a)                                                 21,816
   7,650   Iron Mountain, Inc.(a)                                        237,303
   1,400   iVillage, Inc.(a)                                               8,372
   2,900   JDA Software Group, Inc.(a)                                    33,002
   5,100   Jack Henry & Associates, Inc.                                  93,381
   3,185   Jacobs Engineering Group, Inc.(a)                             179,188
   1,800   Jamdat Mobile, Inc.(a)                                         49,824
   1,700   John H. Harland Co.                                            64,600
   1,900   Jupitermedia Corp.(a)                                          32,547
   1,821   Kana Software, Inc.(a)                                          2,914
     900   Kanbay International, Inc.(a)                                  20,799
   3,636   Keane, Inc.(a)                                                 49,813
     100   Keith Cos., Inc.(a)                                             2,168
   2,000   Kelly Services, Inc. Class A                                   57,280
     500   Keynote Systems, Inc.(a)                                        5,835
   1,870   Kforce, Inc.(a)                                                15,820
   2,674   Kinder Morgan Management LLC(a)                               123,004
   1,700   Kintera, Inc.(a)                                                5,797
     400   Knology, Inc.(a)                                                  780
   2,600   Korn/Ferry International(a)                                    46,150
   1,875   Kronos, Inc.(a)                                                75,731
   1,300   LECG Corp.(a)                                                  27,638
      42   LQ Corp., Inc.(a)                                                  83
   2,500   Labor Ready, Inc.(a)                                           58,275
   6,107   Lamar Advertising Co. Class A(a)                              261,196
   2,900   Laureate Education, Inc.(a)                                   138,794
   3,300   Lawson Software, Inc.(a)                                       16,995
     700   Layne Christensen Co.(a)                                       13,906
     300   Learning Care Group, Inc.(a)                                    1,374
   1,000   Learning Tree International, Inc.(a)                           12,020
     100   Level 8 Systems, Inc.(a)                                            5
   2,219   Lightbridge, Inc.(a)                                           13,869
   2,700   Lionbridge Technologies(a)                                     18,306
   7,500   LivePerson, Inc.(a)                                            22,875
   2,200   LoJack Corp.(a)                                                38,632
   6,710   Looksmart(a)                                                    4,965
  11,000   Loudeye Corp.(a,f)                                              8,030
   1,200   Luminex Corp.(a)                                               11,808
     900   MAXIMUS, Inc.                                                  31,761
   4,400   MIVA, Inc.(a)                                                  20,416
   5,900   MPS Group, Inc.(a)                                             55,578
     800   MPW Industrial Services Group, Inc.(a)                          1,632
   1,300   MRO Software, Inc.(a)                                          18,993
   2,400   Macquarie Infrastructure Co. Trust                             68,112
   2,690   Macrovision Corp.(a)                                           60,633

34

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   2,040   Magma Design Automation, Inc.(a)                         $     17,054
   3,900   Management Network Group, Inc.(a)                               8,580
   1,800   Manhattan Associates, Inc.(a)                                  34,578
   4,416   Manpower, Inc.                                                175,668
   1,695   Mantech International Corp. Class A(a)                         52,613
   4,900   Manugistics Group, Inc.(a)                                      8,722
   1,200   Mapinfo Corp.(a)                                               12,612
   3,000   Marchex, Inc. Class B(a)                                       45,120
   1,187   Matria Healthcare, Inc.(a)                                     38,257
   3,000   Matrixone, Inc.(a)                                             15,000
   1,600   Maxygen, Inc.(a)                                               10,976
   9,377   McAfee, Inc.(a)                                               245,490
   4,100   Mechanical Technology, Inc.(a)                                 14,596
   1,800   Medical Staffing Network Holdings, Inc.(a)                      8,910
   4,100   Mentor Graphics Corp.(a)                                       42,025
     800   Merge Technologies, Inc.(a)                                    15,000
   1,900   MetaSolv, Inc.(a)                                               4,465
   3,700   Metro One Telecommunications(a)                                 2,960
     400   Michael Baker Corp.(a)                                          7,144
     990   MicroStrategy, Inc. Class A(a)                                 52,510
   1,300   Microvision, Inc.(a,f)                                          6,630
   3,700   Millennium Cell, Inc.(a,f)                                      6,142
   5,966   Mindspeed Technologies, Inc.(a,f)                               7,279
   2,800   Miravant Medical Technologies(a)                                1,316
   1,100   Mobius Management Systems, Inc.(a)                              7,260
     400   Moldflow Corp.(a)                                               5,180
   2,500   Momenta Pharmaceuticals Inc.(a)                                49,425
   1,600   Morningstar, Inc.(a)                                           45,040
   4,400   NAVTEQ Corp.(a)                                               163,592
   1,837   NCO Group, Inc.(a)                                             39,734
   2,200   NDCHealth Corp.                                                39,534
   3,200   NIC, Inc.(a)                                                   14,784
   2,800   NMS Communications Corp.(a)                                     8,008
     900   NMT Medical, Inc.(a)                                            9,000
     800   NVE Corp.(a,f)                                                 12,400
   1,900   NYFIX, Inc.(a)                                                 11,229
   4,500   National Instruments Corp.                                     95,400
     240   Natural Health Trends Corp.(a)                                  2,947
   2,000   Nautilus, Inc.                                                 57,000
   2,700   Navigant Consulting, Inc.(a)                                   47,682
      13   Navisite, Inc.(a)                                                  23
   3,100   NeighborCare, Inc.(a)                                         102,827
   1,220   Neoforma, Inc.(a)                                               8,235
     100   Neon Systems, Inc.(a)                                             309
     200   NeoRx Corp.(a)                                                    120
   4,120   NetFlix, Inc.(a,f)                                             67,609
     100   Netguru, Inc.(a)                                                   90
   3,196   NetIQ Corp.(a)                                                 36,275
      57   Netmanage, Inc.(a)                                                365
   1,900   Netratings, Inc.(a)                                            25,840
     200   Netscout Systems, Inc.(a)                                       1,318
      20   NetSol Technologies, Inc.(a)                                       36
     200   New Century Equity Holdings Corp.(a)                               44
   3,800   New Frontier Media, Inc.(a)                                    25,270
     400   New Horizons Worldwide, Inc.(a)                                 1,400
      60   Niku Corp.(a)                                                   1,244
   2,100   Nuance Communications, Inc.(a)                                  9,450
   4,200   On Assignment, Inc.(a)                                         20,916
     200   On2 Technologies, Inc.(a)                                         116
      60   Onvia, Inc.(a)                                                    296
     650   Onyx Software Corp.(a)                                          2,340
   2,200   Open Solutions, Inc.(a)                                        44,682
   1,400   OpenTV Corp.(a)                                                 3,836
   3,761   Openwave Systems, Inc.(a)                                      61,680
   1,200   Opnet Technologies, Inc.(a)                                     9,720
   4,400   Opsware, Inc.(a)                                               22,528
   3,637   Option Care, Inc.                                              51,282
   2,900   Orbital Sciences Corp.(a)                                      28,710
   1,345   Orchid Cellmark, Inc.(a)                                       14,539
     800   Overland Storage, Inc.(a)                                       7,632
     700   PC Mall, Inc.(a)                                                3,070
   1,200   PC-Tel, Inc.(a)                                                 9,396
     900   PDI, Inc.(a)                                                   11,097
   2,000   PHH Corp.(a)                                                   51,440
   1,391   PLATO Learning, Inc.(a)                                        10,266

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
     400   PRA International.(a)                                    $     10,712
   5,700   PRG-Schultz International, Inc.(a)                             16,074
   2,900   Pac-West Telecomm, Inc.(a)                                      2,929
   2,000   Packeteer, Inc.(a)                                             28,200
   1,369   PalmSource, Inc.(a)                                            11,637
   2,300   Paxar Corp.(a)                                                 40,825
   2,800   Pegasus Solutions, Inc.(a)                                     31,220
     500   Pegasystems, Inc.(a)                                            2,950
   3,000   Per-Se Technologies, Inc.(a)                                   63,060
   6,500   Perot Systems Corp. Class A(a)                                 92,430
   1,400   Phoenix Technologies Ltd.(a)                                   10,892
   6,690   Pixar(a)                                                      334,835
   5,229   Polycom, Inc.(a)                                               77,964
   2,300   Pomeroy IT Solutions, Inc.(a)                                  23,299
   2,500   Portal Software, Inc.(a)                                        5,000
   1,030   Pre-Paid Legal Services, Inc.                                  45,990
      10   Prescient Applied Intelligence, Inc.(a)                             4
   2,333   Priceline.com, Inc.(a,f)                                       54,429
   1,600   Princeton Review, Inc.(a)                                       9,328
   2,800   Progress Software Corp.(a)                                     84,420
   1,700   ProQuest Co.(a)                                                55,743
      34   Prosoft Learning Corp.(a)                                          21
     102   Protection One, Inc.(a)                                         1,841
   1,700   QAD, Inc.                                                      13,090
   1,200   Quality Systems, Inc.                                          56,856
   4,400   Quest Software, Inc.(a)                                        59,972
     500   Quixote Corp.                                                   9,805
     366   Quotesmith.com, Inc.(a)                                         1,515
   1,500   Quovadx, Inc.(a)                                                4,140
   1,900   R.H. Donnelley Corp.(a)                                       117,762
   2,700   RPC, Inc.                                                      45,684
   3,700   RSA Security, Inc.(a)                                          42,476
   1,700   Radiant Systems, Inc.(a)                                       19,380
   6,800   RealNetworks, Inc.(a)                                          33,796
  11,300   Red Hat, Inc.(a,f)                                            148,030
   2,800   Redback Networks, Inc.(a)                                      17,864
   4,497   Register.com.(a)                                               33,728
     400   Remedytemp, Inc. Class A(a)                                     3,540
   1,700   Renaissance Learning, Inc.                                     34,510
   9,200   Republic Services, Inc. Class A                               331,292
   3,200   Resources Connection, Inc.(a)                                  74,336
   4,500   The Reynolds & Reynolds Co. Class A                           121,635
   1,165   Rigel Pharmaceuticals, Inc.(a)                                 23,207
     400   RightNow Technologies, Inc.(a)                                  4,808
     400   Rural Cellular Corp. Class A(a)                                 2,100
     600   SAVVIS, Inc.(a)                                                   660
   2,415   The SCO Group, Inc.(a)                                          9,177
   1,350   SFBC International, Inc.(a)                                    52,151
   2,600   SM&A(a)                                                        23,322
   1,400   SPAR Group, Inc.(a)                                             2,954
     709   SPSS, Inc.(a)                                                  13,620
   2,000   SRA International, Inc. Class A(a)                             69,440
   1,260   SS&C Technologies, Inc.                                        39,917
   2,400   SYKES Enterprises, Inc.(a)                                     22,752
     400   SYNNEX Corp.(a)                                                 7,004
     875   Saba Software, Inc.(a)                                          4,113
   1,434   SafeNet, Inc.(a)                                               48,842
   5,143   Salesforce.com, Inc.(a)                                       105,329
     600   Salon Media Group, Inc.(a)                                        103
   7,400   Sapient Corp.(a)                                               58,682
     100   Scientific Learning Corp.(a)                                      610
   1,600   Seachange International, Inc.(a)                               11,232
   2,100   Secure Computing Corp.(a)                                      22,848
   3,900   Seebeyond Technology Corp.(a)                                  16,302
   5,700   Selectica, Inc.(a)                                             17,499
   1,300   Senomyx, Inc.(a)                                               21,463
   2,000   Sequenom, Inc.(a)                                               2,260
   3,200   Serena Software, Inc.(a)                                       61,760
  17,900   The ServiceMaster Co.                                         239,860
  77,625   Sirius Satellite Radio, Inc.(a,f)                             503,010
   4,400   Sitel Corp.(a)                                                  9,284
      16   Smartserv Online, Inc.(a)                                           8
     300   Sonic Foundry, Inc.(a)                                            411
   3,800   SonicWALL, Inc.(a)                                             20,482
   1,200   Sourcecorp.(a)                                                 23,784
   1,200   Spartech Corp.                                                 21,360
   3,600   Spherion Corp.(a)                                              23,760
   1,400   The Standard Register Co.                                      22,134
     800   Startek, Inc.                                                  13,136
   2,900   Stericycle, Inc.(a)                                           145,928

36

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
     620   Stratasys, Inc.(a)                                       $     20,262
   6,000   Strategic Diagnostics, Inc.(a)                                 20,580
     900   Strayer Education, Inc.                                        77,634
   1,500   TheStreet.com, Inc.(a)                                          5,310
   2,500   SupportSoft, Inc.(a)                                           12,975
  16,100   Sycamore Networks, Inc.(a)                                     55,545
   2,300   Symyx Technologies(a)                                          64,354
   8,605   Synopsys, Inc.(a)                                             143,445
   1,600   Synplicity, Inc.(a)                                             8,656
   1,200   Syntel, Inc.                                                   19,236
     600   Sypris Solutions, Inc.                                          7,422
  12,200   TIBCO Software, Inc.(a)                                        79,788
     600   TNS, Inc.(a)                                                   14,022
     800   TRC Cos., Inc.(a)                                               9,392
   1,882   Talx Corp.                                                     54,409
   8,800   Tapestry Pharmaceuticals, Inc.(a)                               3,960
   2,300   TechTeam Global, Inc.(a)                                       29,992
     300   Technology Solutions Co.(a)                                       162
     200   TeleCommunication Systems, Inc. Class A (a)                       452
   4,500   TeleTech Holdings, Inc.(a)                                     36,675
     200   Tenfold Corp.(a)                                                   72
     600   TeraForce Technology Corp.(a)                                      15
   3,225   Tetra Tech, Inc.(a)                                            43,634
   2,250   Tetra Technologies, Inc.(a)                                    71,663
   1,100   Tier Technologies, Inc. Class B(a)                              9,273
   2,500   Track Data Corp.(a)                                             6,025
   2,500   TradeStation Group, Inc.(a)                                    21,450
   2,800   Transaction Systems Architects, Inc. Class A(a)                68,964
   2,350   Trident Microsystems, Inc.(a)                                  53,322
   1,300   Trizetto Group(a)                                              18,213
   8,777   Tumbleweed Communications Corp.(a)                             22,820
   4,200   UNOVA, Inc.(a)                                                111,846
   1,800   URS Corp.(a)                                                   67,230
   1,200   Ultimate Software Group, Inc.(a)                               19,680
   3,653   United Online, Inc.                                            39,672
     600   Universal Electronics, Inc.(a)                                  9,954
   1,055   Universal Technical Institute, Inc.(a)                         35,026
   7,300   VA Software Corp.(a)                                           12,410
   4,707   VI Technologies, Inc.(a,f)                                     25,416
   5,777   Valueclick, Inc.(a)                                            71,230
     600   Vasco Data Security International(a)                            5,790
   2,580   Ventiv Health, Inc.(a)                                         49,742
   1,800   Verint Systems, Inc.(a)                                        57,888
  15,358   VeriSign, Inc.(a)                                             441,696
   2,385   Verity, Inc.(a)                                                20,916
      50   Versata, Inc.(a)                                                   37
   7,870   Verso Technologies, Inc.(a)                                     2,046
     460   VerticalNet, Inc.(a)                                              317
   1,400   Vertrue, Inc.(a,f)                                             54,544
  16,800   Via Net.Works, Inc.(a)                                          1,344
   1,250   Viad Corp.                                                     35,425
   6,030   Viewpoint Corp.(a)                                             10,673
   1,730   Vignette Corp.(a)                                              19,463
   2,800   Viisage Technology, Inc.(a)                                    12,544
     600   Volt Information Sciences, Inc.(a)                             14,238
   2,850   Waste Connections, Inc.(a)                                    106,277
   2,000   WatchGuard Technologies(a)                                      7,840
   1,640   Watson Wyatt & Co. Holdings                                    42,033
   2,000   Wave Systems Corp. Class A(a)                                   1,560
   2,700   WebEx Communications, Inc.(a)                                  71,307
  18,560   WebMD Corp.(a)                                                190,611
   3,200   webMethods, Inc.(a)                                            17,920
   1,600   Websense, Inc.(a)                                              76,880
   6,250   Weight Watchers International, Inc.(a)                        322,563
     500   Westaff, Inc.(a)                                                1,750
   5,700   Wind River Systems, Inc.(a)                                    89,376
   3,700   Wireless Facilities, Inc.(a)                                   23,421
   1,100   Witness Systems, Inc.(a)                                       20,053
     200   Worldgate Communications(a)                                       640
   5,900   Wynn Resorts Ltd.(a)                                          278,893
   3,400   Zix Corp.(a,f)                                                 10,642
                                                                    ------------
                                                                      27,261,116
                                                                    ------------

   CHEMICALS - 1.8%
     400   AEP Industries, Inc.(a)                                         7,384
   1,500   AMCOL International Corp.                                      28,185

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   1,425   Aceto Corp.                                              $     10,659
   4,300   Airgas, Inc.                                                  106,081
   2,600   Albemarle Corp.                                                94,822
   1,400   Anika Therapeutics, Inc.(a)                                    16,086
     700   Arch Chemicals, Inc.                                           17,472
   1,400   Bio-Rad Laboratories, Inc. Class A(a)                          82,894
   1,800   Brady Corp.                                                    55,800
   3,500   Cabot Corp.                                                   115,500
   2,300   Calgon Carbon Corp.                                            20,355
   7,500   Celanese Corp. Series A(a)                                    119,175
   9,780   Celgene Corp.(a)                                              398,731
   6,600   Crompton Corp.                                                 93,390
   2,200   Cytec Industries, Inc.                                         87,560
   4,300   Entegris, Inc.(a)                                              42,570
   2,400   Ferro Corp.                                                    47,664
   5,100   Foamex International, Inc.(a)                                   6,834
   2,000   Georgia Gulf Corp.                                             62,100
   1,700   H.B. Fuller Company                                            57,902
     300   Hawkins, Inc.                                                   3,645
  13,100   Huntsman Corp.(a)                                             265,537
     550   KMG Chemicals, Inc.                                             4,268
   3,182   Kronos Worldwide, Inc.                                         96,065
   3,600   Landec Corp.(a)                                                23,400
   3,515   Lubrizol Corp.                                                147,665
  13,956   Lyondell Chemical Co.                                         368,718
   1,600   MacDermid, Inc.                                                49,856
     450   Mace Security International, Inc.(a)                            1,130
   2,100   Matrixx Initiatives, Inc.(a)                                   23,100
  22,400   The Mosaic Co.(a)                                             348,544
   6,800   Nalco Holding Co.(a)                                          133,484
     120   NewMarket Corp.(a)                                              1,775
     800   Nuco2, Inc.(a)                                                 20,536
   2,200   OM Group, Inc.(a)                                              54,318
   3,392   Olin Corp.                                                     61,870
   2,400   Omnova Solutions, Inc.(a)                                      11,184
   2,000   Oxigene, Inc.(a)                                                9,080
     400   Penford Corp.                                                   6,400
   5,500   PolyOne Corp.(a)                                               36,410
     600   Quaker Chemical Corp.                                          10,470
   6,800   RPM International, Inc.                                       124,168
   1,900   Repligen Corp.(a)                                               4,123
   1,000   Rogers Corp.(a)                                                40,550
   3,900   Rollins, Inc.                                                  78,156
   1,100   Schawk, Inc.                                                   27,500
   3,300   Schulman A, Inc.                                               59,037
   3,200   Sensient Technologies Corp.                                    65,952
     400   Stepan Co.                                                      8,840
   1,300   TOR Minerals International, Inc.(a)                             6,643
   2,200   Terra Nitrogen Co. LP                                          60,500
   1,600   Tredegar Corp.                                                 24,960
   1,600   Trex Co., Inc.(a)                                              41,120
   1,100   UAP Holding Corp.                                              18,260
   3,500   Valspar Corp.                                                 169,015
   1,900   WD-40 Co.                                                      53,067
   3,800   WR Grace & Co.(a)                                              29,602
   4,000   Wellman, Inc.                                                  40,760
   2,800   Westlake Chemical Corp.                                        68,600
   1,000   Zoltek Cos., Inc.(a,f)                                         11,230
                                                                    ------------
                                                                       4,080,702
                                                                    ------------

   COMMERCIAL BANKS - 5.2%
     720   ABC Bancorp                                                    13,018
     800   Alabama National Bancorporation                                52,296
   4,000   Amegy Bancorp, Inc.                                            89,520
     200   Ameriana Bancorp                                                2,798
     400   American National Bankshares, Inc.                              9,432
     600   AmericanWest Bancorp(a)                                        11,970
     432   Arrow Financial Corp.                                          12,027
   7,279   Associated Banc-Corp.                                         245,011
   1,200   BCSB Bankcorp, Inc.                                            15,672
   1,000   The Banc Corp.(a)                                              10,580
     400   Bancfirst Corp.                                                34,796
   3,800   Bancorpsouth, Inc.                                             89,680
   3,800   Bank Mutual Corp.                                              42,028
     525   Bank of Granite Corp.                                          10,049
   3,500   Bank of Hawaii Corp.                                          177,625
   3,500   BankAtlantic Bancorp, Inc. Class A                             66,325
     200   Bar Harbor Bankshares                                           5,350

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
     300   Berkshire Bancorp, Inc.                                  $      5,475
   2,500   Boston Private Financial Holdings, Inc.                        63,000
   3,499   Brookline Bancorp, Inc.                                        56,894
     500   Bryn Mawr Bank Corp.                                            9,555
     800   CFS Bancorp, Inc.                                              10,624
     300   Chester Valley Bancorp, Inc.                                    7,431
     300   Camden National Corp.                                           9,825
   1,100   Capital Bank Corp.                                             16,566
     500   Capital City Bank Group, Inc.                                  20,200
     420   Capitol Bancorp Ltd.                                           14,116
   4,340   Capitol Federal Financial                                     149,643
     210   Carrollton Bancorp                                              3,087
   1,000   Cascade Bancorp                                                21,000
     400   Cavalry Bancorp, Inc.                                           9,100
     546   Center Bancorp, Inc.                                            6,197
     627   Central Coast Bancorp(a)                                       11,349
   1,300   Century Bancorp, Inc. Class A                                  39,390
   1,113   Chemical Financial Corp.                                       36,851
   2,333   Chittenden Corp.                                               63,458
   3,300   Citizens Banking Corp.                                         99,726
   2,428   Citizens South Banking Corp.                                   30,811
     300   City Bank                                                       9,114
   1,500   City Holding Co.                                               54,780
   2,800   City National Corp.                                           200,788
     980   Clifton Savings Bancorp, Inc.                                  10,349
   1,250   CoBiz, Inc.                                                    22,663
   7,555   The Colonial BancGroup, Inc.                                  166,663
     400   Columbia Bancorp                                               14,580
   1,830   Columbia Banking System, Inc.                                  45,055
     100   Comm Bancorp, Inc.                                              4,000
   8,120   Commerce Bancorp, Inc.                                        246,117
   4,385   Commerce Bancshares, Inc.                                     221,048
     356   Commercial Bankshares, Inc.                                    13,816
     100   Commercial National Financial Corp.                             2,001
   1,600   Community Bank System, Inc.                                    39,024
     588   Community Banks, Inc.                                          15,241
     880   Community Trust Bancorp, Inc.                                  28,794
   1,500   Corus Bankshares, Inc.                                         83,235
   3,440   Cullen/Frost Bankers, Inc.                                    163,916
   6,350   Doral Financial Corp.                                         105,029
     900   EFC Bancorp, Inc.                                              30,582
   3,690   East-West Bancorp, Inc.                                       123,947
     400   EuroBancshares, Inc.(a)                                         6,420
     250   Exchange National Bancshares, Inc.                              6,915
     300   FNB Corp., North Carolina                                       5,970
   2,985   F.N.B. Corporation, Pennsylvania                               58,655
     300   FNB Corporation, Virginia                                       8,400
   1,406   FNB Financial Services Corp.                                   25,364
     300   Farmers Capital Bank Corp.                                     10,200
     100   Financial Institutions, Inc.                                    1,802
     600   First Bancorp, North Carolina                                  13,278
   2,350   First BanCorp, Puerto Rico                                     94,353
     750   First Busey Corp.                                              14,483
   2,000   First Cash Financial Services, Inc.(a)                         42,740
   1,300   First Charter Corp.                                            28,561
     600   First Citizens BancShares, Inc. Class A                        86,730
   3,300   First Commonwealth Financial Corp.                             45,210
   1,200   First Federal Bancshares of Arkansas, Inc.                     26,940
   1,910   First Financial Bancorp                                        36,099
     466   First Financial Bankshares, Inc.                               15,769
     270   First Financial Service Corp.                                   7,433
     300   First M&F Corp.                                                10,200
     215   First Merchants Corp.                                           5,343
   2,675   First Midwest Bancorp, Inc.                                    94,080
   1,210   First Mutual Bancshares, Inc.                                  31,339
   6,906   First Niagara Financial Group, Inc.                           100,689
     450   First Oak Brook Bancshares, Inc.                               12,699
     200   The First of Long Island Corp.                                  8,330
   1,200   First Republic Bank                                            42,396
     400   First South Bancorp, Inc.                                      12,752
   2,300   First State Bancorporation                                     44,367
     542   FirstBank NW Corp.                                             14,688
   4,900   FirstMerit Corp.                                              127,939
     500   Flag Financial Corp.                                            7,150
   1,200   Franklin Bank Corp.(a)                                         22,512

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
     600   Frontier Financial Corp.                                 $     15,156
   9,938   Fulton Financial Corp.                                        178,884
     661   German American Bancorp                                         9,109
   4,400   Gold Banc Corp., Inc.                                          64,020
     600   Great Southern Bancorp, Inc.                                   18,774
   2,964   Greater Bay Bancorp                                            78,161
     435   Greater Community Bancorp                                       6,934
   1,600   Hancock Holding Co.                                            55,040
   2,856   Hanmi Financial Corp.                                          47,695
   1,400   Harbor Florida Bancshares, Inc.                                52,416
   1,541   Harleysville National Corp.                                    35,690
     700   Heritage Commerce Corp.                                        12,852
   9,200   Hibernia Corp. Class A                                        305,256
   1,200   Home Federal Bancorp                                           29,220
     500   Horizon Financial Corp.                                        11,100
  37,894   Hudson City Bancorp, Inc.                                     432,371
   2,640   Hudson United Bancorp                                          95,304
     800   Independent Bank Corp.                                         22,568
   1,000   Integra Bank Corp.                                             22,620
     975   Interchange Financial Services Corp.                           17,891
   2,175   Internet Capital Group, Inc.(a)                                15,943
   1,500   Irwin Financial Corp.                                          33,285
   2,500   Jefferson Bancshares, Inc.                                     32,000
   4,000   Kearny Financial Corp.(a)                                      47,200
     500   LSB Bancshares, Inc.                                            8,980
     200   Lakeland Financial Corp.                                        8,136
     250   MASSBANK Corp.                                                  8,663
   1,100   Main Street Banks, Inc.                                        28,006
     363   MainSource Financial Group, Inc.                                6,567
   5,133   Mercantile Bankshares Corp.                                   264,503
     350   Merchants Bancshares, Inc.                                      9,183
   1,400   Mid-State Bancshares                                           38,878
   1,000   Midwest Banc Holdings, Inc.                                    19,290
   1,460   NBT Bancorp, Inc.                                              34,514
   3,200   Nara Bancorp, Inc.                                             46,976
     787   National Penn Bancshares, Inc.                                 19,659
   2,900   Netbank, Inc.                                                  27,028
   5,400   NewAlliance Bancshares, Inc.                                   75,870
   1,200   NewMil Bancorp, Inc.                                           34,944
   1,500   North Valley Bancorp                                           25,725
     300   Northern States Financial Corp.                                 7,890
     150   Norwood Financial Corp.                                         4,875
     700   OceanFirst Financial Corp.                                     15,757
     875   Ohio Valley Banc Corp.                                         22,488
   4,332   Old National Bancorp                                           92,705
     800   Old Second Bancorp, Inc.                                       23,272
     546   Omega Financial Corp.                                          16,953
   1,294   Oriental Financial Group                                       19,746
   2,460   PFF Bancorp, Inc.                                              74,513
   1,000   Pamrapo Bancorp, Inc.                                          22,010
     830   Park National Corp.                                            91,715
     300   Parkvale Financial Corp.                                        8,145
     363   Peapack Gladstone Financial Corp.                              10,055
     800   Pennfed Financial Services, Inc.                               13,504
     400   Pennrock Financial Services Corp.                              14,356
     200   Peoples Bancorp                                                 3,970
     595   Peoples Bancorp, Inc.                                          15,916
     220   Peoples Bancorp of North Carolina, Inc.                         3,995
   1,120   Peoples Banctrust Co., Inc.                                    17,091
   8,013   People's Bank                                                 242,313
   1,200   Peoples Financial Corp.                                        21,468
     400   Placer Sierra Bancshares                                       10,908
  16,600   Popular, Inc.                                                 418,154
   1,700   PrivateBancorp, Inc.                                           60,146
   1,100   Prosperity Bancshares, Inc.                                    31,471
   2,856   Provident Bankshares Corp.                                     91,135
   3,300   Prudential Bancorp, Inc. of Pennsylvania                       35,871
   3,430   Republic Bancorp, Inc.                                         51,381
   1,023   Republic Bancorp, Inc. Class A                                 22,209
   2,600   Republic First Bancorp, Inc.(a)                                35,100
     534   Royal Bancshares of Pennsylvania Class A                       12,694
   1,500   S&T Bancorp, Inc.                                              54,150
   6,000   S1 Corp.(a)                                                    28,260
   2,275   SVB Financial Group(a)                                        108,973
     200   SY Bancorp, Inc.                                                4,570
     750   Sandy Spring Bancorp, Inc.                                     26,273
     151   Savannah Bancorp, Inc.                                          4,510
     870   Seacoast Banking Corp. of Florida                              17,130

40

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
     300   Shore Bancshares, Inc.                                   $      8,475
   1,700   Signature Bank(a)                                              41,480
     400   Simmons First National Corp. Class A                           10,844
   5,704   Sky Financial Group, Inc.                                     160,739
   4,455   The South Financial Group, Inc.                               126,611
     700   Southwest Bancorp, Inc.                                        14,336
     132   Southwest Georgia Financial Corp.                               2,614
     438   State Bancorp, Inc.                                             9,908
   3,950   Sterling Bancshares, Inc.                                      61,462
     700   Suffolk Bancorp                                                22,603
     700   Summit Bancshares, Inc.                                        12,110
   1,037   Sun Bancorp, Inc.(a)                                           21,435
   2,572   Susquehanna Bancshares, Inc.                                   63,245
   8,890   TCF Financial Corp.                                           230,073
  11,134   TD Banknorth, Inc.                                            331,793
   1,300   Texas Capital Bancshares, Inc.(a)                              25,662
   3,725   Texas Regional Bancshares, Inc. Class A                       113,538
     484   Tompkins Trustco, Inc.                                         21,006
     900   Trico Bancshares                                               20,106
   4,160   TrustCo Bank Corp. NY                                          54,330
   3,400   Trustmark Corp.                                                99,484
   5,250   UCBH Holdings, Inc.                                            85,260
   1,310   UMB Financial Corp.                                            74,709
     937   USB Holding Co., Inc.                                          21,926
   3,736   Umpqua Holdings Corp.                                          87,945
     500   Union Bankshares Corp.                                         19,310
   8,900   UnionBanCal Corp.                                             595,588
     279   United Bancorp, Inc.                                            3,474
   3,400   United Bankshares, Inc.                                       121,074
   1,632   United Community Financial Corp.                               17,854
   1,232   Unizan Financial Corp.                                         33,005
   1,200   Vail Banks, Inc.                                               17,400
   6,150   Valley National Bancorp                                       143,787
     831   Virginia Commerce Bancorp(a)                                   20,218
     500   WSFS Financial Corp.                                           27,355
     800   Washington Trust Bancorp, Inc.                                 22,136
   1,300   WesBanco, Inc.                                                 39,026
     800   West Coast Bancorp                                             19,528
   1,900   Westamerica Bancorporation                                    100,339
   3,121   Westcorp                                                      163,603
   3,625   Whitney Holding Corp.                                         118,284
   3,900   Wilmington Trust Corp.                                        140,439
   1,550   Wintrust Financial Corp.                                       81,143
   1,500   Yardville National Bancorp                                     53,625
                                                                    ------------
                                                                      11,753,988
                                                                    ------------
   CONSTRUCTION - 2.6%
     400   Ablest, Inc.(a)                                                 2,732
   1,000   American Woodmark Corp.                                        30,010
     400   Ameron International Corp.                                     14,960
   2,900   Apogee Enterprises, Inc.                                       44,573
   7,800   Armstrong Holdings, Inc.(a,f)                                  18,720
     400   Beacon Roofing Supply, Inc.(a)                                 10,520
   2,364   Beazer Homes USA, Inc.                                        135,103
   1,000   BlueLinx Holdings, Inc.                                        10,580
   1,900   Brookfield Homes Corp.                                         86,640
     600   Bucyrus International, Inc.                                    22,788
   1,140   Building Material Holding Corp.                                78,991
   1,100   Carter's, Inc.(a)                                              64,218
   1,410   Cavco Industries, Inc.(a)                                      39,734
   2,375   Ceradyne, Inc.(a)                                              57,166
   1,400   Comstock Homebuilding Cos., Inc. Class A(a)                    33,908
  17,850   DR Horton, Inc.                                               671,339
     500   Dominion Homes, Inc.(a)                                         8,070
   2,733   Dycom Industries, Inc.(a)                                      54,141
     900   EMCOR Group, Inc.(a)                                           44,010
   1,340   Eagle Materials, Inc.                                         124,071
   1,800   ElkCorp                                                        51,390
   2,650   Florida Rock Industries, Inc.                                 194,378
     600   Global Power Equipment Group, Inc.(a)                           4,770
   2,050   Granite Construction, Inc.                                     57,605
   3,500   Hovnanian Enterprises, Inc. Class A(a)                        228,200
     500   Infrasource Services, Inc.(a)                                   5,210
   1,600   Insituform Technologies, Inc. Class A(a)                       25,648

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   2,200   Integrated Electrical Services, Inc.(a)                  $      4,290
   1,800   Interline Brands Inc.(a)                                       35,640
     800   International Aluminum Corp.                                   25,560
     300   LS Starrett Co. Class A                                         5,472
     750   LSI Industries, Inc.                                           10,455
   4,400   Lafarge North America, Inc.                                   274,736
   8,580   Lennar Corp. Class A                                          544,401
   1,180   Levitt Corp. Class A                                           35,306
   1,400   M/I Homes, Inc.                                                75,740
   2,516   MDC Holdings, Inc.                                            206,941
   2,800   Martin Marietta Materials, Inc.                               193,536
   1,900   Mastec, Inc.(a)                                                16,720
   1,500   Meritage Homes Corp.(a)                                       119,250
   1,200   NCI Building Systems, Inc.(a)                                  39,360
     416   NVR, Inc.(a)                                                  336,960
   2,300   Palm Harbor Homes, Inc.(a)                                     43,309
     100   Patriot Transportation Holding, Inc.(a)                         5,092
     500   Performance Technologies, Inc.(a)                               2,765
   1,400   Perini Corp.(a)                                                22,988
   6,600   Quanta Services, Inc.(a)                                       58,080
   2,300   Ryland Group, Inc.                                            174,501
   3,700   SBA Communications Corp. Class A(a)                            49,950
   2,200   Simpson Manufacturing Co., Inc.                                67,210
     100   Skyline Corp.                                                   3,993
   2,300   Standard-Pacific Corp.                                        202,285
   3,300   Technical Olympic USA, Inc.                                    80,124
   1,300   Texas Industries, Inc.                                         73,099
   4,300   Toll Brothers, Inc.(a)                                        436,665
   1,700   U.S. Concrete, Inc.(a)                                         10,999
   3,000   USG Corp.(a)                                                  127,500
     500   United Mobile Homes, Inc.                                       7,515
   2,600   WCI Communities, Inc.(a)                                       83,278
   1,900   WESCO International, Inc.(a)                                   59,622
   2,100   Walter Industries, Inc.                                        84,420
   3,300   West Corp.(a)                                                 126,720
   5,300   Westell Technologies, Inc. Class A(a)                          31,694
     600   William Lyon Homes, Inc.(a)                                    58,206
   1,300   Wilsons The Leather Experts(a)                                  8,632
   2,300   Yankee Candle Co., Inc.                                        73,830
                                                                    ------------
                                                                       5,936,319
                                                                    ------------

   CONSUMER - DURABLES - 0.7%
   1,700   American Technology Corp.(a)                                    9,741
   1,665   Applica, Inc.(a)                                                5,378
     700   Bassett Furniture Industries, Inc.                             13,202
   4,200   Champion Enterprises, Inc.(a)                                  41,748
   2,800   Compx International, Inc.                                      46,900
     100   Conn's, Inc.(a)                                                 2,447
     800   Design Within Reach, Inc.(a)                                   14,480
   1,700   Emerson Radio(a)                                                4,743
   2,000   Ethan Allen Interiors, Inc.                                    67,020
     200   Flexsteel Industries                                            2,814
   3,100   Furniture Brands International, Inc.                           66,991
  24,900   Gemstar-TV Guide International, Inc.(a)                        89,391
   1,600   Genlyte Group, Inc.(a)                                         77,984
   3,020   Griffon Corp.(a)                                               67,044
   1,100   Haverty Furniture Cos., Inc.                                   16,258
   2,400   Helen of Troy Ltd.(a)                                          61,104
   3,400   Interface, Inc. Class A(a)                                     27,370
   2,300   Kimball International, Inc. Class B                            30,360
     200   Koss Corp.                                                      3,400
   3,100   La-Z-Boy, Inc.                                                 45,167
     600   Lifetime Hoan Corp.                                            11,718
     500   Mac-Gray Corp.(a)                                               4,585
   3,764   Mohawk Industries, Inc.(a)                                    310,530
     400   National Presto Industries, Inc.                               17,628
   2,805   Restoration Hardware, Inc.(a)                                  22,945
   1,700   Rockford Corp.(a)                                               6,290
     500   The Rowe Cos.(a)                                                2,100
     600   Salton, Inc. (a,f)                                                684
   2,100   Select Comfort Corp.(a)                                        45,003
   1,500   Stanley Furniture Co., Inc.                                    36,840
   1,600   Sturm Ruger & Co., Inc.                                        13,392
   5,700   Tempur-Pedic International, Inc.(a)                           126,426
   1,000   Thomas Industries, Inc.                                        39,960
   2,890   Toro Co.                                                      111,583
   4,300   United Rentals, Inc.(a)                                        86,903
     642   Virco Manufacturing(a)                                          4,334

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
     600   Water Pik Technologies, Inc.(a)                          $     11,430
                                                                    ------------
                                                                       1,545,893
                                                                    ------------

   CONTAINERS - 0.3%
   1,500   Anchor Glass Container Corp.                                    2,025
   9,900   Crown Holdings, Inc. (a)                                      140,877
   9,900   Graphic Packaging Corp.(a)                                     36,135
   1,200   Greif, Inc.                                                    73,320
   1,600   Mobile Mini, Inc.(a)                                           55,168
   9,000   Owens-Illinois, Inc.(a)                                       225,450
     500   Packaging Dynamics Corp.                                        6,999
   1,000   Silgan Holdings, Inc.                                          56,240
   5,600   Sonoco Products Co.                                           148,400
                                                                    ------------
                                                                         744,614
                                                                    ------------
   DOMESTIC OIL - 3.0%
     800   Atlas America, Inc.(a)                                         29,752
   2,000   Bill Barrett Corp.(a)                                          59,160
   1,900   Bois d'Arc Energy, Inc.(a)                                     28,025
   2,800   Cal Dive International, Inc.(a)                               146,636
   1,000   Callon Petroleum Co.(a)                                        14,780
   2,500   Carrizo Oil & Gas, Inc.(a)                                     42,650
  15,900   Chesapeake Energy Corp.                                       362,520
     600   Clayton Williams Energy, Inc.(a)                               17,994
   2,000   Comstock Resources, Inc.(a)                                    50,580
   5,310   Consol Energy, Inc.                                           284,510
     300   Crosstex Energy LP                                             11,415
   4,035   Delta Petroleum Corp.(a)                                       56,732
   7,700   Diamond Offshore Drilling                                     411,411
     400   Dorchester Minerals LP                                          9,570
   2,700   Edge Petroleum Corp.(a)                                        42,174
   1,223   Enbridge Energy Management LLC(a)                              61,786
   1,200   Encore Acquisition Co.(a)                                      49,200
   1,900   Energy Partners Ltd.(a)                                        49,799
     100   FX Energy, Inc.(a)                                              1,103
   4,000   Frontier Oil Corp.                                            117,400
   9,430   Global Industries Ltd.(a)                                      80,155
   1,230   Gulf Island Fabrication, Inc.                                  24,452
   1,200   Gulfmark Offshore, Inc.(a)                                     32,772
   4,200   Harvest Natural Resources, Inc.(a)                             45,906
   1,700   Holly Corp.                                                    79,339
   1,400   Houston Exploration Co.(a)                                     74,270
   2,900   KCS Energy, Inc.(a)                                            50,373
     700   Kaneb Services LLC                                             30,296
   2,600   Magellan Midstream Partners                                    85,228
   1,900   Matrix Service Co.(a)                                           8,702
   2,500   McMoRan Exploration Co.(a,f)                                   48,775
   4,600   Meridian Resource Corp.(a)                                     21,988
  10,800   Murphy Oil Corp.                                              564,084
   6,998   Newfield Exploration Co.(a)                                   279,150
   1,500   OYO Geospace Corp.(a)                                          31,470
     900   PYR Energy Corp.(a)                                             1,332
   2,000   Pacific Energy Partners LP                                     63,480
   9,410   Patterson-UTI Energy, Inc.                                    261,880
   4,600   PetroHawk Energy Corp.(a)                                      49,680
   2,600   Petroquest Energy, Inc.(a)                                     17,082
   8,175   Pioneer Natural Resources Co.                                 344,004
   5,184   Plains Exploration & Production Co.(a)                        184,188
   3,600   Pogo Producing Co.                                            186,912
   4,900   Premcor, Inc.                                                 363,482
   7,800   Pride International, Inc.(a)                                  200,460
   2,920   Quicksilver Resources, Inc.(a)                                186,676
   1,800   Remington Oil & Gas Corp.(a)                                   64,260
   1,700   Spinnaker Exploration Co.(a)                                   60,333
   4,400   St. Mary Land & Exploration Co.                               127,512
   1,579   Stone Energy Corp.(a)                                          77,213
     800   Sunoco Logistics Partners LP                                   30,304
   2,800   Superior Energy Services(a)                                    49,840
   2,700   Syntroleum Corp.(a)                                            27,702
   3,400   TEPPCO Partners LP                                            140,896
   4,000   Tesoro Corp.                                                  186,080
   2,400   Todco Class A(a)                                               61,608
   4,700   Transmontaigne, Inc.(a)                                        49,350
   8,200   Ultra Petroleum Corp.(a)                                      248,952
   1,800   Universal Compression Holdings, Inc.(a)                        65,232
   1,200   Valero LP                                                      72,228
     500   Valley National Gases, Inc.                                     7,625
   3,900   Vintage Petroleum, Inc.                                       118,833

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   2,600   W&T Offshore, Inc.                                       $     62,582
     200   Warren Resources, Inc.(a)                                       2,090
   1,100   Whiting Petroleum Corp.(a)                                     39,941
                                                                    ------------
                                                                       6,655,914
                                                                    ------------

   DRUGS & MEDICINE - 10.7%
   3,000   AMERIGROUP Corp.(a)                                           120,600
     900   ATS Medical, Inc.(a)                                            3,141
   3,000   AVANIR Pharmaceuticals Class A(a)                               8,400
   2,200   AVI BioPharma, Inc.(a,f)                                        5,104
   1,100   Abaxis, Inc.(a)                                                11,968
   5,200   Abgenix, Inc.(a)                                               44,616
   1,100   Abiomed, Inc.(a)                                                9,405
   2,000   Able Laboratories, Inc.(a,f)                                    6,960
   1,600   Accelrys, Inc.(a)                                               7,920
   3,003   Accredo Health, Inc.(a)                                       136,336
   4,300   Adolor Corp.(a)                                                39,775
   3,635   Advanced Medical Optics, Inc.(a)                              144,491
   1,700   Advanced Neuromodulation Systems, Inc.(a)                      67,456
   1,400   Advancis Pharmaceutical Corp.(a,f)                              2,408
   1,700   Air Methods Corp.(a)                                           13,566
   1,900   Albany Molecular Research, Inc.(a)                             26,600
   1,600   Alexion Pharmaceuticals, Inc.(a)                               36,864
   3,500   Align Technology, Inc.(a)                                      25,795
   5,000   Alkermes, Inc.(a)                                              66,100
   1,700   Alliance Imaging, Inc.(a)                                      17,782
   5,800   Allos Therapeutics(a)                                          12,644
   2,345   Allscripts Healthcare Solutions, Inc.(a)                       38,950
   2,200   Alpharma, Inc. Class A                                         31,834
   1,600   Amedisys, Inc.(a)                                              58,848
     400   America Service Group, Inc.(a)                                  6,340
   2,500   American Healthways, Inc.(a)                                  105,675
   4,000   American Medical Systems Holdings, Inc.(a)                     82,600
   4,350   American Pharmaceutical Partners, Inc.(a,f)                   179,438
   6,100   Amylin Pharmaceuticals, Inc.(a,f)                             127,673
   2,800   Amsurg Corp.(a)                                                77,532
   3,400   Anadys Pharmaceuticals, Inc.(a)                                31,144
   4,200   Andrx Corp.(a)                                                 85,302
     513   Angiodynamics, Inc.(a)                                         11,153
     100   Animas Corp.(a)                                                 2,015
   2,900   Antigenics, Inc.(a,f)                                          15,689
   5,585   Aphton Corp.(a)                                                 4,133
   4,300   Applera Corp. - Celera Genomics Group(a)                       47,171
   2,800   Apria Healthcare Group, Inc.(a)                                96,992
   8,200   Aradigm Corp.(a,f)                                              8,692
   2,040   Arena Pharmaceuticals, Inc.(a)                                 13,913
   3,100   Ariad Pharmaceuticals, Inc.(a)                                 20,646
   1,630   Arqule, Inc.(a)                                                10,562
   1,400   Array Biopharma, Inc.(a)                                        8,820
   2,400   Arrow International, Inc.                                      76,560
   1,700   Arthrocare Corp.(a)                                            59,398
     900   Aspect Medical Systems, Inc.(a)                                26,766
   3,100   Atherogenics Inc.(a,f)                                         49,538
   4,400   Avant Immunotherapeutics, Inc.(a)                               5,148
   1,000   Avigen, Inc.(a)                                                 3,100
   3,000   Axonyx, Inc.(a)                                                 4,050
   5,363   Barr Pharmaceuticals, Inc.(a)                                 261,393
     200   Barrier Therapeutics, Inc.(a)                                   1,586
   3,500   Beckman Coulter, Inc.                                         222,495
   6,400   Beverly Enterprises, Inc.(a)                                   81,536
   3,100   BioCryst Pharmaceuticals, Inc.(a)                              15,748
   2,400   Biolase Technology, Inc.(f)                                    15,168
   3,800   BioMarin Pharmaceuticals, Inc.(a)                              28,462
  18,316   Biopure Corp.(a)                                               24,177
   2,096   Bioscript, Inc.(a)                                             12,576
   1,360   Biosite, Inc.(a)                                               74,786
     100   Biosource International, Inc.(a)                                1,055
     900   BioSphere Medical, Inc.(a)                                      4,050
   1,800   BioVeris Corp.(a)                                               7,866
   1,800   Bone Care International, Inc.(a)                               59,346
   2,400   Bradley Pharmaceuticals, Inc.(a)                               25,800
     388   Britesmile, Inc.(a,f)                                           1,455
     800   CNS, Inc.                                                      18,280
   2,800   CV Therapeutics, Inc.(a)                                       62,776
  16,300   Calypte Biomedical Corp.(a)                                     2,608
   1,200   Cambrex Corp.                                                  22,860

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   1,600   CancerVax Corp.(a)                                       $      4,560
   5,100   Cardiac Science, Inc.(a)                                        5,304
   2,900   Cardiodynamics International Corp.(a)                           4,640
   1,476   Cardiotech International, Inc.(a)                               2,642
   9,200   Cell Therapeutics, Inc.(a,f)                                   24,932
   3,300   Centene Corp.(a)                                              110,814
   3,200   Cephalon, Inc.(a)                                             127,392
   1,400   Cerus Corp.(a)                                                  6,202
   3,692   Charles River Laboratories International, Inc.(a)             178,139
     900   Cholestech Corp.(a)                                            10,143
   1,700   Ciphergen Biosystems, Inc.(a)                                   3,247
  11,200   Clarient, Inc.(a,f)                                            19,152
   2,500   Collagenex Pharmaceuticals, Inc.(a)                            19,025
   7,700   Columbia Laboratories, Inc.(a)                                 24,255
   5,000   Community Health Systems, Inc.(a)                             188,950
   2,700   Compex Technologies, Inc.(a)                                   11,124
   3,900   Conceptus, Inc.(a)                                             22,035
   2,050   Conmed Corp.(a)                                                63,079
     500   Conor Medsystems, Inc.(a)                                       7,675
   2,643   Cooper Cos., Inc.                                             160,853
     142   CorAutus Genetics, Inc.(a)                                        584
   1,600   Corgentech, Inc.(a)                                             4,160
   3,800   Corixa Corp.(a)                                                16,644
     600   Corvel Corp.(a)                                                15,072
   3,600   Covance, Inc.(a)                                              161,532
   6,064   Coventry Health Care, Inc.(a)                                 429,028
   2,400   CryoLife, Inc.(a)                                              18,624
   3,600   Cubist Pharmaceuticals, Inc.(a)                                47,412
   1,935   Curative Health Services, Inc.(a)                               4,412
   2,300   Curis, Inc.(a)                                                  8,970
   1,400   Cyberonics, Inc.(a)                                            60,746
   1,800   Cypress Bioscience, Inc.(a)                                    23,706
     930   Cytogen Corp.(a)                                                4,864
   1,700   Cytokinetics, Inc.(a)                                          11,815
   6,400   Cytyc Corp.(a)                                                141,184
     900   D&K Healthcare Resources, Inc.                                  7,605
     500   DJ Orthopedics, Inc.(a)                                        13,715
   2,675   Dade Behring Holdings, Inc.                                   173,902
   1,400   Datascope Corp.                                                46,690
   6,100   DaVita, Inc.(a)                                               277,428
     900   Daxor Corp.(a)                                                 17,010
   3,430   Dendreon Corp.(a,f)                                            17,939
   5,150   Dentsply International, Inc.                                  278,100
   2,100   Depomed, Inc.(a)                                                9,177
     500   DexCom, Inc.(a)                                                 6,245
   1,700   Diagnostic Products Corp.                                      80,461
   1,300   Dialysis Corp. of America(a)                                   28,210
     200   Diametrics Medical, Inc.(a)                                         4
   1,000   Digene Corp.(a)                                                27,680
   2,800   Discovery Laboratories, Inc.(a)                                20,412
   2,200   Dov Pharmaceutical, Inc.(a)                                    41,052
   3,000   Durect Corp.(a,f)                                              15,270
     600   Dusa Pharmaceuticals, Inc.(a)                                   5,580
       4   Dynacq Healthcare, Inc.(a)                                         21
     600   E-Z-EM, Inc.(a)                                                 8,406
   1,300   EPIX Pharmaceuticals, Inc.(a)                                  11,505
   3,500   Edwards Lifesciences Corp.(a)                                 150,570
   2,300   Emisphere Technologies, Inc.(a)                                 9,246
     400   Encore Medical Corp.(a)                                         2,220
   7,800   Endo Pharmaceuticals Holdings, Inc.(a)                        204,984
     200   Endologix, Inc.(a)                                                902
   4,300   Entremed, Inc.(a)                                               9,933
     673   Enzo Biochem, Inc.(a)                                          12,067
   2,600   Enzon Pharmaceuticals, Inc.(a)                                 16,848
   5,500   Eon Labs, Inc.(a)                                             168,520
     725   Escalon Medical Corp.(a)                                        4,865
   1,600   Exact Sciences Corp.(a)                                         3,648
     700   Exactech, Inc.(a)                                               9,191
   3,700   Eyetech Pharmaceuticals, Inc.(a)                               46,768
   3,050   First Horizon Pharmaceutical Corp.(a)                          58,072
  17,300   Fonar Corp.(a)                                                 20,760
   1,300   FoxHollow Technologies Inc.(a)                                 49,751
   2,900   Gen-Probe, Inc.(a)                                            105,067
   3,400   Genaera Corp.(a)                                                5,814
   1,900   Gene Logic, Inc.(a)                                             6,289
   5,300   Genelabs Technologies(a)                                        2,650
  62,440   Genentech, Inc.(a,f)                                        5,012,637

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   1,150   Genesis HealthCare Corp.(a)                              $     53,222
   1,400   Genitope Corp.(a)                                              17,976
   9,700   Genta, Inc.(a)                                                 11,446
   3,100   Geron Corp.(a)                                                 23,994
     133   GlycoGenesys, Inc.(a)                                             156
   4,900   Guilford Pharmaceuticals, Inc.(a)                              11,123
   1,500   Haemonetics Corp.(a)                                           60,960
   6,480   Health Net, Inc.(a)                                           247,277
   2,451   Healthcare Services Group                                      49,216
   2,200   HealthExtras, Inc.(a)                                          44,154
   1,900   HealthTronics, Inc.(a)                                         24,681
   1,300   Hemispherx Biopharma, Inc.(a,f)                                 2,418
   4,200   Henry Schein, Inc.(a)                                         174,384
   1,050   Hi-Tech Pharmacal Co., Inc.(a)                                 33,453
   3,545   Hillenbrand Industries, Inc.                                  179,200
   2,300   Hollis-Eden Pharmaceuticals(a,f)                               17,020
   1,200   Hologic, Inc.(a)                                               47,700
   2,600   Hooper Holmes, Inc.                                            10,790
   7,600   Human Genome Sciences, Inc.(a)                                 88,008
   2,900   Hydron Technologies, Inc.(a)                                      348
   1,100   I-Flow Corp.(a)                                                18,304
   3,700   ICOS Corp.(a)                                                  78,329
   1,200   ICU Medical, Inc.(a)                                           38,604
   1,600   II-VI, Inc.(a)                                                 29,424
  14,143   IVAX Corp.(a)                                                 304,075
   2,500   Idexx Laboratories, Inc.(a)                                   155,825
   4,921   ImClone Systems, Inc.(a)                                      152,403
   2,625   Immucor, Inc.(a)                                               75,994
   4,000   Immunicon Corp.(a)                                             20,280
   2,400   Immunogen, Inc.(a)                                             13,896
   3,200   Immunomedics, Inc.(a)                                           5,472
   4,600   Impax Laboratories, Inc.(a)                                    72,220
   2,400   Inamed Corp.(a)                                               160,728
   5,700   Incyte Corp.(a)                                                40,755
   4,800   Indevus Pharmaceuticals, Inc.(a)                               12,288
   2,900   Inkine Pharmaceutical Co.(a)                                    9,251
   4,200   Insmed, Inc.(a,f)                                               4,116
   2,400   Inspire Pharmaceuticals, Inc.(a)                               20,208
   1,900   Integra LifeSciences Holdings Corp.(a)                         55,480
   3,600   InterMune, Inc.(a)                                             46,944
   2,700   IntraLase Corp.(a)                                             52,974
      16   Intrabiotics Pharmaceuticals, Inc0.(a)                             56
   1,500   Introgen Therapeutics, Inc.(a,f)                                9,660
   1,950   Intuitive Surgical, Inc.(a)                                    90,948
   1,800   Invacare Corp.                                                 79,848
     828   Inverness Medical Innovations, Inc.(a)                         22,604
   4,400   Isis Pharmaceuticals, Inc.(a)                                  17,204
   2,000   KV Pharmaceutical Co. Class A(a)                               33,500
   1,200   Kendle International, Inc.(a)                                  18,180
   1,000   Kensey Nash Corp.(a)                                           30,240
   2,190   Kindred Healthcare, Inc.(a)                                    86,746
   3,615   Kinetic Concepts, Inc.(a)                                     216,900
   1,700   Kosan Biosciences, Inc.(a)                                      8,976
   1,900   Kyphon, Inc.(a)                                                66,101
   1,150   LCA-Vision, Inc.                                               55,729
   3,700   La Jolla Pharmaceutical Co.(a)                                  3,034
   1,100   Lakeland Industries, Inc.(a)                                   15,059
     400   Landauer, Inc.                                                 20,764
     300   Langer, Inc.(a)                                                 1,950
   1,000   Large Scale Biology Corp.(a,f)                                    970
     800   Lectec Corp.                                                    1,088
   2,700   Lexicon Genetics, Inc.(a)                                      13,338
   2,900   Lifecell Corp.(a)                                              45,849
     700   Lifecore Biomedical, Inc.(a)                                    7,630
   3,045   LifePoint Hospitals, Inc.(a)                                  153,833
   7,175   Ligand Pharmaceuticals, Inc. Class B(a)                        49,866
   5,700   Lincare Holdings, Inc.(a)                                     232,788
   4,100   MGI Pharma, Inc.(a)                                            89,216
   1,100   Macrochem Corp.(a)                                                264
   1,479   Magellan Health Services, Inc.(a)                              52,223
   1,300   Mannatech, Inc.                                                24,726
   1,700   Martek Biosciences Corp.(a)                                    64,515
   3,300   Maxim Pharmaceuticals, Inc.(a)                                  4,323
     600   Med-Design Corp.(a)                                               348
   5,000   Medarex, Inc.(a)                                               41,650
   1,100   Medcath Corp.(a)                                               30,569
     800   Medical Action Industries, Inc.(a)                             14,280
   2,870   Medicines Co.(a)                                               67,129

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   3,200   Medicis Pharmaceutical Corp. Class A                     $    101,536
   1,030   Medis Technologies Ltd.(a,f)                                   17,098
     300   Medwave, Inc.(a)                                                1,005
   2,800   Mentor Corp.                                                  116,144
     900   Meridian Bioscience, Inc.                                      17,055
   1,568   Merit Medical Systems, Inc.(a)                                 24,163
     300   Metropolitan Health Networks, Inc.(a)                             768
   2,600   Microtek Medical Holdings, Inc.(a)                              9,542
  17,438   Millennium Pharmaceuticals, Inc.(a)                            61,650
   1,600   Mine Safety Appliances Co.                                     73,920
   1,000   Molecular Devices Corp.(a)                                     21,630
   1,100   Molina Healthcare, Inc.(a)                                     48,686
   1,800   Myriad Genetics, Inc.(a)                                       28,170
   3,900   NBTY, Inc.(a)                                                 101,166
   3,740   NPS Pharmaceuticals, Inc.(a)                                   42,449
   3,400   Nabi Biopharmaceuticals(a)                                     51,782
     150   National Dentex Corp.(a)                                        2,711
     400   National Healthcare Corp.                                      14,124
     400   Natrol, Inc.(a)                                                 1,120
     900   Nature's Sunshine Prods., Inc.                                 15,696
   3,000   Natus Medical, Inc.(a)                                         33,750
   4,900   Nektar Therapeutics(a)                                         82,516
   2,086   Neopharm, Inc.(a)                                              20,839
   1,900   Neose Technologies, Inc.(a)                                     5,985
   2,145   Neurocrine Biosciences, Inc.(a)                                90,219
   1,200   Neurogen Corp.(a)                                               8,184
     400   New River Pharmaceuticals, Inc.(a)                             12,008
   1,600   Northfield Laboratories, Inc.(a)                               22,896
   2,400   Novavax, Inc.(a)                                                3,168
   2,100   Noven Pharmaceuticals, Inc.(a)                                 36,708
   1,400   Nutraceutical International Corp.(a)                           18,690
   2,800   NuVasive, Inc.(a)                                              46,536
   2,421   Nuvelo, Inc.(a)                                                18,714
   3,700   OCA, Inc.(a,f)                                                  6,956
   2,613   OSI Pharmaceuticals, Inc.(a)                                  106,793
   4,000   Oakley, Inc.                                                   68,120
   3,050   Odyssey HealthCare, Inc.(a)                                    43,981
   6,000   Omnicare, Inc.                                                254,580
   2,000   Onyx Pharmaceuticals, Inc.(a)                                  47,760
   4,575   OraSure Technologies, Inc.(a)                                  45,704
   4,100   Orthologic Corp.(a)                                            15,867
   5,920   Orthovita, Inc.(a)                                             23,266
   4,400   Oscient Pharmaceuticals Corp.(a)                               11,660
   3,300   Osteotech, Inc.(a)                                             12,144
   2,300   Owens & Minor, Inc.                                            74,405
   5,600   PSS World Medical, Inc.(a)                                     69,720
   4,560   Pacificare Health Systems(a)                                  325,812
   2,600   Pain Therapeutics, Inc.(a)                                     17,550
   1,700   Par Pharmaceutical Cos., Inc.(a)                               54,077
   2,700   Parexel International Corp.(a)                                 53,595
   7,800   Patterson Cos., Inc.(a)                                       351,624
   1,180   Pediatric Services of America, Inc.(a)                         14,266
   1,500   Pediatrix Medical Group, Inc.(a)                              110,310
   1,300   Penwest Pharmaceuticals Co.(a)                                 15,366
   8,500   Peregrine Pharmaceuticals, Inc.(a)                              8,245
   5,000   Perrigo Co.                                                    69,700
   3,400   Pharmaceutical Product Development, Inc.(a)                   159,324
     700   Pharmacopeia Drug Discovery, Inc.(a)                            2,821
   2,290   Pharmacyclics, Inc.(a)                                         17,198
   1,800   Pharmion Corp.(a)                                              41,778
   1,140   Pharmos Corp.(a)                                                2,793
     100   Physiometrix, Inc.(a)                                             156
   1,600   PolyMedica Corp.                                               57,056
   2,300   Pozen, Inc.(a)                                                 18,860
   3,100   Praecis Pharmaceuticals, Inc.(a)                                1,612
   2,500   Prestige Brands Holdings, Inc.(a)                              48,750
   2,200   Priority Healthcare Corp.(a)                                   55,792
     500   Progenics Pharmaceuticals, Inc.(a)                             10,430
   5,500   Protein Design Labs, Inc.(a)                                  111,155
     800   Proxymed, Inc.(a)                                               6,272
     125   Psychemedics Corp.                                              1,628
   1,666   Psychiatric Solutions, Inc.(a)                                 81,151
   2,700   QMed, Inc.(a)                                                  24,651
   1,900   Quidel Corp.(a)                                                 9,842
   2,000   Radiation Therapy Services, Inc.(a)                            53,100
   1,100   Radiologix, Inc.(a)                                             4,675

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================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   1,600   Regeneration Technologies, Inc.(a)                       $     10,016
   2,800   Regeneron Pharmaceuticals, Inc.(a)                             23,492
   1,900   RehabCare Group, Inc.(a)                                       50,787
   4,450   Renal Care Group, Inc.(a)                                     205,145
   2,500   Renovis, Inc.(a)                                               38,175
   1,200   Res-Care, Inc.(a)                                              16,272
   2,100   Resmed, Inc.(a)                                               138,579
   3,400   Respironics, Inc.(a)                                          122,774
   1,300   Retractable Technologies, Inc.(a)                               3,510
   7,000   Rita Medical Systems, Inc.(a)                                  22,400
   3,100   Salix Pharmaceuticals Ltd.(a)                                  54,746
   1,300   Sangamo Biosciences, Inc.(a)                                    4,641
   6,000   Santarus, Inc.(a)                                              24,600
   3,500   Savient Pharmaceuticals, Inc.(a)                               15,435
   5,700   Sciclone Pharmaceuticals, Inc.(a)                              25,593
   2,200   Seattle Genetics, Inc.(a)                                      11,792
   6,055   Sepracor, Inc.(a)                                             363,361
   2,385   Serologicals Corp.(a)                                          50,681
   2,000   Sierra Health Services(a)                                     142,920
   2,015   Sirna Therapeutics, Inc.(a,f)                                   3,526
   3,500   Sonic Innovations, Inc.(a)                                     16,765
     800   SonoSite, Inc.(a)                                              24,832
   1,900   Sparta Surgical Corp.(a)                                            -
     900   Specialty Laboratories, Inc.(a)                                 7,569
      16   Spectrum Pharmaceuticals, Inc.(a)                                  67
   2,400   Staar Surgical Co.(a)                                          11,856
   4,600   Star Scientific, Inc.(a,f)                                     20,562
   3,400   Steris Corp.                                                   87,618
   1,300   Sunrise Senior Living, Inc.(a,f)                               70,174
   2,630   SuperGen, Inc.(a)                                              12,992
   1,600   SurModics, Inc.(a)                                             69,392
   2,300   Sybron Dental Specialties, Inc.(a)                             86,526
     100   Symbion, Inc.(a)                                                2,385
     900   Symmetry Medical, Inc.(a)                                      21,186
   2,100   Synovis Life Technologies, Inc.(a)                             16,758
   8,500   SyntheMed, Inc.(a)                                              3,145
   3,800   Tanox, Inc.(a)                                                 44,536
   8,500   Targeted Genetics Corp.(a)                                      6,800
   2,500   Techne Corp.(a)                                               114,775
   4,130   Telik, Inc.(a)                                                 67,154
   1,900   Theragenics Corp.(a)                                            6,118
   1,900   Theravance, Inc.(a)                                            32,300
   2,400   Third Wave Technologies, Inc.(a)                                9,432
   3,200   Thoratec Corp.(a)                                              49,088
   2,800   Titan Pharmaceuticals, Inc.(a)                                  5,124
     900   Transgenomic, Inc.(a)                                             612
   2,500   Transkaryotic Therapies, Inc.(a)                               91,450
   4,346   Triad Hospitals, Inc.(a)                                      237,465
   1,600   Trimeris, Inc.(a)                                              15,968
   1,600   TriPath Imaging, Inc.(a)                                       13,696
     700   Tripos, Inc.(a)                                                 2,597
     700   U.S. Physical Therapy, Inc.(a)                                 13,426
   1,100   USANA Health Sciences, Inc.(a)                                 46,530
   1,400   United Surgical Partners International, Inc.(a)                72,912
   1,500   United Therapeutics Corp.(a)                                   72,300
   1,100   Universal Display Corp.(a)                                     11,308
   3,300   Universal Health Services, Inc. Class B                       205,194
   1,700   Urologix, Inc.(a)                                               7,361
   1,100   Utah Medical Products, Inc.                                    23,782
   4,740   VCA Antech, Inc.(a)                                           114,945
   5,200   Valeant Pharmaceuticals International                          91,676
     193   Valentis, Inc.(a)                                                 540
   7,720   Varian Medical Systems, Inc.(a)                               288,188
   2,300   Vasomedical, Inc.(a)                                            1,679
   2,000   Ventana Medical Systems(a)                                     80,460
   4,462   Vertex Pharmaceuticals, Inc.(a)                                75,140
     500   ViaCell, Inc.(a)                                                5,325
   1,800   Viasys Healthcare, Inc.(a)                                     40,662
   1,000   Vical, Inc.(a)                                                  4,880
   3,200   Vicuron Pharmaceuticals, Inc.(a)                               89,280
   3,300   Vion Pharmaceuticals, Inc.(a)                                   7,194
   1,390   Viragen, Inc.(a,f)                                                973
   6,760   ViroLogic, Inc.(a)                                             16,765
   3,700   Viropharma, Inc.(a)                                            25,715
   1,205   VistaCare, Inc. Class A(a)                                     22,256
     700   Vital Signs, Inc.                                              30,324
   7,600   Vivus, Inc.(a)                                                 28,006

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   1,400   West Pharmaceutical Services, Inc.                       $     39,270
   1,200   Wilson Greatbatch Technologies, Inc.(a)                        28,680
   1,400   Wright Medical Group, Inc.(a)                                  37,380
  13,500   XOMA Ltd.(a)                                                   22,815
   2,700   Zila, Inc.(a)                                                   7,722
     555   Zoll Medical Corp.(a)                                          14,125
   2,000   Zymogenetics, Inc.(a)                                          35,200
                                                                    ------------
                                                                      23,909,539
                                                                    ------------
   ELECTRONICS - 5.3%
   7,300   8x8, Inc.(a)                                                   12,045
   1,700   ADE Corp.(a)                                                   47,685
   3,600   AMIS Holdings, Inc.(a)                                         48,024
   3,100   APAC Customer Services, Inc.(a)                                 2,480
   1,800   ATMI, Inc.(a)                                                  52,218
   9,100   AVX Corp.                                                     110,292
   1,200   AXT, Inc.(a)                                                    1,560
      56   Ace*Comm Corp.(a)                                                 132
   2,900   Actel Corp.(a)                                                 40,310
   2,500   Acuity Brands, Inc.                                            64,225
   4,800   Acxiom Corp.                                                  100,224
   1,900   Advanced Energy Industries, Inc.(a)                            14,934
     500   Advanced Power Technology, Inc.(a)                              3,525
   9,963   Agere Systems, Inc.(a)                                        119,556
   2,200   Agilysys, Inc.                                                 34,540
      20   Airnet Communications Corp.(a)                                     31
   1,400   Alliance Fiber Optic Products, Inc.(a)                          1,414
   5,000   Alliance Semiconductor Corp.(a)                                12,750
   2,262   Alliant Techsystems, Inc.(a)                                  159,697
   8,400   Altair Nanotechnologies, Inc.(a)                               23,856
   1,200   American Physicians Capital, Inc.(a)                           44,580
   1,000   American Science & Engineering, Inc.(a)                        44,360
     100   American Technical Ceramics Corp.(a)                            1,024
  10,310   Amkor Technology, Inc.(a)                                      46,395
     600   Ampex Corp.(a)                                                 23,580
   5,005   Amphenol Corp. Class A                                        201,051
     100   Amtech Systems, Inc.(a)                                           514
   2,200   Anadigics, Inc.(a)                                              4,268
   1,200   Anaren, Inc.(a)                                                15,780
   2,200   Anixter International, Inc.(a)                                 81,774
   5,100   Arris Group, Inc.(a)                                           44,421
   6,500   Arrow Electronics, Inc.(a)                                    176,540
   3,500   Aspect Communications Corp.(a)                                 39,305
   4,300   Asyst Technologies Inc.(a)                                     19,178
   1,600   Atheros Communications Inc.(a)                                 12,896
  26,800   Atmel Corp.(a)                                                 63,516
   2,200   Audiovox Corp. Class A(a)                                      34,100
   8,600   Avanex Corp.(a,f)                                               7,740
   2,000   Avid Technology, Inc.(a)                                      106,560
   6,864   Avnet, Inc.(a)                                                154,646
     900   Aware, Inc.(a)                                                  5,841
   6,400   Axcelis Technologies, Inc.(a)                                  43,904
   1,500   Axsys Technologies, Inc.(a)                                    26,477
     900   BEI Technologies, Inc.                                         24,012
     200   Badger Meter, Inc.                                              8,260
   2,800   Belden CDT, Inc.                                               59,360
   1,635   Bell Microproducts, Inc.(a)                                    15,369
   2,500   Benchmark Electronics, Inc.(a)                                 76,050
     200   Boston Acoustics, Inc.                                          3,464
   2,880   Broadwing Corp.(a)                                             13,306
   2,796   Brooks Automation, Inc.(a)                                     41,521
   5,300   Bruker BioSciences Corp.(a)                                    21,147
   1,500   C&D Technologies, Inc.                                         13,785
   2,800   C-COR, Inc.(a)                                                 19,180
     764   CCC Information Services Group(a)                              18,298
  19,400   CMGI, Inc.(a)                                                  36,666
   2,200   CTS Corp.                                                      27,038
   1,400   Cabot Microelectronics Corp.(a)                                40,586
  15,600   Cadence Design Systems, Inc.(a)                               213,096
   2,600   CalAmp Corp.(a)                                                18,564
   4,000   California Micro Devices CP(a)                                 22,720
   1,685   Caliper Life Sciences, Inc.(a)                                  9,436
   1,100   Candela Corp.(a)                                               11,495
   6,800   Captaris, Inc.(a)                                              28,152
     500   Celeritek, Inc.                                                   165

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   2,400   Cepheid, Inc.(a)                                         $     17,616
   1,100   Ceva, Inc.(a)                                                   6,446
     700   Champion Industries, Inc.                                       2,870
   2,200   Checkpoint Systems, Inc.(a)                                    38,940
   4,100   Cirrus Logic, Inc.(a)                                          21,771
   2,400   Coherent, Inc.(a)                                              86,424
   1,300   Cohu, Inc.                                                     26,065
   2,500   CommScope, Inc.(a)                                             43,525
   1,800   Comtech Telecommunications Corp.(a)                            58,734
  27,048   Conexant Systems, Inc.(a)                                      43,547
   2,200   Cox Radio, Inc. Class A(a)                                     34,650
   5,100   Credence Systems Corp.(a)                                      46,155
   4,200   Cree, Inc. (a,f)                                              106,974
   2,105   Cymer, Inc.(a)                                                 55,467
   7,000   Cypress Semiconductor Corp.(a)                                 88,130
   1,590   DDi Corp.(a)                                                    3,101
   2,600   DSP Group, Inc.(a)                                             62,062
     300   DTS, Inc.(a)                                                    5,349
   1,100   Daktronics, Inc.                                               22,011
     100   Dataram Corp.                                                     585
   1,600   Diodes, Inc.(a)                                                49,920
   1,600   Dionex Corp.(a)                                                69,776
   6,000   Dolby Laboratories, Inc. Class A(a)                           132,360
     600   Ducommun, Inc.(a)                                              10,146
   1,400   Dynamics Research Corp.(a)                                     20,160
   2,800   EFJ, Inc.(a)                                                   18,900
     700   EMS Technologies, Inc.(a)                                      10,465
   4,000   ESS Technology(a)                                              16,840
  13,400   Eagle Broadband, Inc.(a)                                        3,216
   2,500   Electro Scientific Industries, Inc.(a)                         44,700
   1,700   Electroglas, Inc.(a)                                            5,304
   3,700   Electronics for Imaging(a)                                     77,848
     200   eMagin Corp.(a)                                                   180
   1,900   Emcore Corp.(a)                                                 7,847
   2,000   Empire Resources, Inc.                                         19,360
   4,800   Emulex Corp.(a)                                                87,648
   1,000   EndWare Corp.(a)                                               47,600
     600   EnerSys(a)                                                      8,178
   4,500   Energizer Holdings, Inc.(a)                                   279,765
   1,100   Energy Conversion Devices, Inc.(a)                             24,618
      25   Entrada Networks, Inc.(a)                                           2
   3,900   Exar Corp.(a)                                                  58,071
     300   Excel Technology, Inc.(a)                                       7,290
   4,300   Exide Technologies(a)                                          20,855
   2,000   FEI Co.(a)                                                     45,620
   1,800   FSI International, Inc.(a)                                      6,696
   5,600   Fairchild Semiconductor International, Inc.(a)                 82,600
   1,600   Faro Technologies, Inc.(a)                                     43,616
   4,200   Flir Systems, Inc.(a)                                         125,328
   1,300   Formfactor, Inc.(a)                                            34,346
   2,900   FuelCell Energy, Inc.(a,f)                                     29,609
   2,400   GTC Biotherapeutics, Inc.(a)                                    4,032
   2,300   General Cable Corp.(a)                                         34,109
   3,100   Genesis Microchip, Inc.(a)                                     57,226
   3,200   Getty Images, Inc.(a)                                         237,632
     500   Glenayre Technologies, Inc.(a)                                  1,885
     200   Glowpoint, Inc.(a)                                                338
   3,500   Harman International Industries, Inc.                         284,760
   4,300   Harmonic, Inc.(a)                                              20,769
   6,990   Harris Corp.                                                  218,158
   1,520   Harvard Bioscience, Inc.(a)                                     4,773
   3,100   Hearst-Argyle Television, Inc.                                 75,950
   1,775   Herley Industries, Inc.(a)                                     32,376
     447   Hifn, Inc.(a)                                                   2,686
     700   Hungarian Telephone & Cable(a)                                 12,040
   1,495   Hutchinson Technology, Inc.(a)                                 57,572
   1,900   IRIS International, Inc.(a)                                    33,820
   1,900   IXYS Corp.(a)                                                  26,942
   1,900   Illumina, Inc.(a)                                              22,933
   3,935   Innovex, Inc.(a)                                               13,497
   3,900   Integrated Circuit Systems, Inc.(a)                            80,496
   2,100   Integrated Silicon Solutions, Inc.(a)                          15,561
   5,500   Interactive Data Corp.                                        114,290
     100   Interlink Electronics, Inc.(a)                                    566
   2,403   Intermagnetics General Corp.(a)                                73,916
   3,800   International Rectifier Corp.(a)                              181,336
   8,615   Intersil Corp. Class A                                        161,704

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   1,700   Itron, Inc.(a)                                           $     75,956
   2,600   Ixia(a)                                                        50,544
     700   Keithley Instruments, Inc.                                     10,787
   4,900   Kemet Corp.(a)                                                 30,870
   2,300   Komag, Inc.(a)                                                 65,251
   4,200   Kopin Corp.(a)                                                 21,420
   4,700   Kulicke & Soffa Industries, Inc.(a)                            37,177
     100   LCC International, Inc. Class A(a)                                360
   7,800   Lam Research Corp.(a)                                         225,732
   1,650   Laserscope(a)                                                  68,376
   6,270   Lattice Semiconductor Corp.(a)                                 27,839
     200   Leadis Technology, Inc.(a)                                      1,610
     700   LeCroy Corp.(a)                                                 9,625
     100   LightPath Technologies, Inc. Class A(a)                           290
   1,270   Littelfuse, Inc.(a)                                            35,370
   1,200   Lowrance Electronics, Inc.                                     25,224
     100   M-Wave, Inc.(a)                                                   101
  10,900   MEMC Electronic Materials, Inc.(a)                            171,893
   3,153   MKS Instruments, Inc.(a)                                       53,254
   6,287   MRV Communications, Inc.(a)                                    13,643
   2,000   MTS Systems Corp.                                              67,160
   3,560   Macromedia, Inc.(a)                                           136,063
   1,800   Mattson Technology, Inc.(a)                                    12,888
     900   Maxwell Technologies, Inc.(a)                                  10,971
   1,400   Mercury Computer Systems, Inc.(a)                              38,318
     500   Mestek, Inc.(a)                                                12,745
   2,100   Methode Electronics, Inc.                                      24,927
   3,600   Microsemi Corp.(a)                                             67,680
   1,700   Mobility Electronics, Inc.(a)                                  15,555
   2,155   Monolithic System Technology, Inc.(a)                          10,840
     500   Multi-Fineline Electronix, Inc.(a)                              9,200
   2,400   Mykrolis Corp.(a)                                              34,104
     800   NU Horizons Electronics Corp.(a)                                5,120
   1,825   Nanogen, Inc.(a)                                                7,008
   2,000   Nanometrics, Inc.(a)                                           24,980
   3,000   Nanophase Technologies Corp.(a)                                18,180
   1,600   Neomagic Corp.(a)                                                 848
   1,000   Neoware Systems, Inc.(a)                                       10,240
   2,700   Netgear, Inc.(a)                                               50,220
   2,400   Newport Corp.(a)                                               33,264
   1,000   Novoste Corp.(a)                                                  980
  14,950   ON Semiconductor Corp.(a)                                      68,770
     700   OSI Systems, Inc.(a)                                           11,053
   4,500   Omnivision Technologies, Inc.(a,f)                             61,155
   7,700   Oplink Communications, Inc.(a)                                 13,167
     400   Optical Communication Products, Inc.(a)                           760
       4   P-Com, Inc.(a)                                                      1
     200   PDF Solutions, Inc.(a)                                          2,624
   1,500   PLX Technology, Inc.(a)                                        15,240
   1,800   Palomar Medical Technologies, Inc.(a)                          43,056
   1,150   Park Electrochemical Corp.                                     28,980
     800   ParkerVision, Inc. (a,f)                                        4,920
   1,100   Parlex Corp.(a)                                                 6,380
   4,300   Paxson Communications Corp.(a)                                  2,580
   2,700   Pemstar, Inc.(a)                                                2,700
   1,500   Pericom Semiconductor Corp.(a)                                 12,210
   1,600   Photon Dynamics, Inc.(a)                                       32,976
   4,100   Pinnacle Systems, Inc.(a)                                      22,550
   2,700   Pixelworks, Inc.(a)                                            23,166
     900   Planar Systems, Inc.(a)                                         6,615
   2,600   Plantronics, Inc.                                              94,536
   2,300   Plexus Corp.(a)                                                32,729
   2,300   Portalplayer, Inc. (a,f)                                       47,886
     600   Powell Industries, Inc.(a)                                     11,322
   1,800   Power Integrations, Inc.(a)                                    38,826
   2,200   Power-One, Inc.(a)                                             13,882
   4,400   Powerwave Technologies, Inc.(a)                                44,968
     300   Preformed Line Products Co.                                    12,240
   2,262   Proxim Corp. Class A(a)                                           111
   6,100   Quantum Corp.(a)                                               18,117
     200   QuickLogic Corp.(a)                                               730
  10,835   RF Micro Devices, Inc.(a)                                      58,834
     900   RadiSys Corp.(a)                                               14,535
   6,000   Rambus, Inc.(a)                                                80,280
     900   Raven Industries, Inc.                                         21,078
     700   Rex Stores Corp.(a)                                            10,115
     800   Richardson Electronics Ltd.                                     5,840
     900   Rofin-Sinar Technologies, Inc.(a)                              29,520

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   1,000   Rudolph Technologies, Inc.(a)                            $     14,330
   5,900   SAFLINK Corp.(a)                                                9,440
   2,300   SBS Technologies, Inc.(a)                                      21,344
     800   SCM Microsystems, Inc.(a)                                       2,208
   1,200   Sagemark Cos. Ltd.(a)                                           2,436
   6,318   ScanSoft, Inc.(a)                                              23,882
  26,700   Seagate Technology                                            468,585
   1,100   Semitool, Inc.(a)                                              10,494
   4,200   Semtech Corp.(a)                                               69,930
   1,300   Sigmatel, Inc.(a)                                              22,308
   1,200   Sigmatron International, Inc.(a)                               12,828
   4,400   Silicon Image, Inc.(a)                                         45,144
   3,000   Silicon Laboratories, Inc.(a)                                  78,630
   5,800   Silicon Storage Technology, Inc.(a)                            23,374
   2,800   SimpleTech, Inc.(a)                                            10,724
   2,000   Sipex Corp.(a)                                                  3,500
   3,300   Sirenza Microdevices, Inc.(a)                                  11,352
   1,700   Sirf Technology Holdings, Inc.(a)                              30,056
   9,100   Skyworks Solutions, Inc.(a)                                    67,067
   2,500   Somera Communications, Inc.(a)                                  3,950
   1,200   SpectraLink Corp.                                              12,624
   2,900   Spectrum Brands, Inc.(a)                                       95,700
   3,100   Staktek Holdings, Inc.(a)                                       9,300
   1,400   Standard Microsystems Corp.(a)                                 32,732
   5,600   Stratex Networks, Inc.(a)                                       9,632
     200   Suntron Corp.(a)                                                  200
   4,320   Superconductor Technologies(a)                                  2,808
     100   Supertex, Inc.(a)                                               1,766
   4,376   Symmetricom, Inc.(a)                                           45,379
   2,300   Synaptics, Inc.(a)                                             49,128
   1,900   TTM Technologies, Inc.(a)                                      14,459
   4,730   Taser International, Inc.(a)                                   47,489
   1,900   Technitrol, Inc.                                               26,847
  10,100   Tegal Corp.(a)                                                  9,999
   3,700   Tekelec(a)                                                     62,160
   4,400   Terayon Corp.(a)                                               13,596
   1,800   Tessera Technologies, Inc.(a)                                  60,138
   5,500   Therma-Wave, Inc.(a)                                           13,200
   4,365   Thomas & Betts Corp.(a)                                       123,268
   1,300   Three-Five Systems, Inc.(a)                                       507
     800   Tollgrade Communications, Inc.(a)                               6,000
  11,200   Transmeta Corp.(a)                                              6,832
   3,600   TranSwitch Corp.(a)                                             7,380
   3,000   Tripath Technology, Inc.(a,f)                                   1,950
   7,745   TriQuint Semiconductor, Inc.(a)                                25,791
     200   Tvia, Inc.(a)                                                     328
   1,500   Tweeter Home Entertainment Group, Inc.(a)                       3,750
     800   Ultralife Batteries, Inc.(a)                                   12,920
   2,400   Ultratech, Inc.(a)                                             43,920
   1,400   United Industrial Corp.                                        50,036
     600   Unitil Corp.                                                   16,200
   4,000   Valence Technology, Inc.(a,f)                                  11,280
   2,200   Varian Semiconductor Equipment Associates, Inc.(a)             81,400
   2,050   Varian, Inc.(a)                                                77,470
   1,400   ViaSat, Inc.(a)                                                28,462
   2,200   Vicor Corp.                                                    29,920
   1,300   Virage Logic Corp.(a)                                          13,390
   9,961   Vishay Intertechnology, Inc.(a)                               118,237
  12,800   Vitesse Semiconductor Corp.(a)                                 26,752
     200   Volterra Semiconductor Corp.(a)                                 2,978
      66   Vyyo, Inc.(a)                                                     411
   3,600   WJ Communications(a)                                            6,192
  13,000   Western Digital Corp.(a)                                      174,460
   5,900   Western Wireless Corp. Class A(a)                             249,570
      75   YDI Wireless, Inc.(a)                                             176
   4,117   Zebra Technologies Corp. Class A(a)                           180,283
   4,352   Zhone Technologies, Inc.(a)                                    14,449
   3,361   Zoran Corp.(a)                                                 44,668
                                                                    ------------
                                                                      11,907,055
                                                                    ------------
   ENERGY & RAW MATERIALS - 3.2%
   1,000   APCO Argentina, Inc.                                           37,200
   1,500   Alliance Resource Partners LP                                 111,000
   3,200   Alpha Natural Resources, Inc.(a)                               76,416
   3,500   Arch Coal, Inc.                                               190,645
   1,400   Atwood Oceanics, Inc.(a)                                       86,184
     200   Barnwell Industries, Inc.                                      13,250
   1,000   Berry Petroleum Co. Class A                                    52,880
   2,500   Brigham Exploration Co.(a)                                     22,825

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   1,500   Buckeye Partners LP                                      $     68,955
     900   CARBO Ceramics, Inc.                                           71,064
   3,720   Cabot Oil & Gas Corp. Class A                                 129,084
   5,600   Canyon Resources Corp.(a)                                       3,808
   3,116   Cimarex Energy Co.(a)                                         121,244
   1,700   Compass Minerals International, Inc.                           39,780
   2,700   Cooper Cameron Corp.(a)                                       167,535
     700   Crosstex Energy, Inc.                                          33,810
   1,500   Dawson Geophysical Co.(a)                                      31,890
   3,200   Denbury Resources, Inc.(a)                                    127,264
     700   Dril-Quip, Inc.(a)                                             20,307
   8,120   ENSCO International, Inc.                                     290,290
     600   Earle M Jorgensen Co.(a)                                        4,830
   4,203   Emex Corp.(a)                                                       -
  21,505   Enterprise Products Partners LP                               576,119
   1,000   The Exploration Co. of Delaware, Inc.(a)                        4,310
   3,300   FMC Technologies, Inc.(a)                                     105,501
   3,400   Forest Oil Corp.(a)                                           142,800
   2,200   Foundation Coal Holdings, Inc.                                 57,068
   2,400   Goodrich Petroleum Corp.(a)                                    49,392
   6,100   Grant Prideco, Inc.(a)                                        161,345
  10,600   Grey Wolf, Inc.(a)                                             78,546
   2,849   Hanover Compressor Co.(a)                                      32,792
   3,100   Headwaters, Inc.(a)                                           106,578
   2,900   Helmerich & Payne, Inc.                                       136,068
     200   Holly Energy Partners LP                                        8,850
   1,800   Hydril(a)                                                      97,830
   1,900   Inergy LP                                                      59,451
   1,600   James River Coal Co.(a)                                        55,440
   4,600   Joy Global, Inc.                                              154,514
     900   Kestrel Energy, Inc.(a)                                           810
   1,500   Kirby Corp.(a)                                                 67,650
   1,100   Lufkin Industries, Inc.                                        39,578
     600   MAXXAM, Inc.(a)                                                13,902
   4,700   Massey Energy Co.                                             177,284
   5,200   McDermott International, Inc.(a)                              109,200
   2,400   Mission Resources Corp.(a)                                     19,368
   3,000   NL Industries                                                  46,170
     300   Natural Resource Partners LP                                   17,397
   5,000   Newpark Resources(a)                                           37,500
   5,190   Noble Energy, Inc.                                            392,624
   1,800   Offshore Logistics, Inc.(a)                                    59,112
   1,700   Oil States International, Inc.(a)                              42,789
   1,800   Parallel Petroleum Corp.(a)                                    15,930
   9,000   Parker Drilling Co.(a)                                         63,090
   6,890   Peabody Energy Corp.                                          358,556
     800   Penn Virginia Corp.                                            35,736
     200   Penn Virginia Resource Partners LP                              9,564
   1,780   Petroleum Development Corp.(a)                                 56,693
   4,400   Pioneer Drilling Co.(a)                                        67,144
   3,100   Plains All American Pipeline LP                               135,966
   5,700   Prolong International Corp.(a)                                    684
   3,112   Quantum Fuel Systems Technologies Worldwide, Inc.(a)           15,561
     100   RGC Resources, Inc.                                             2,625
   5,000   Range Resources Corp.                                         134,500
   1,100   SEACOR Holdings, Inc.(a)                                       70,730
   5,500   Smith International, Inc.                                     350,350
       7   Solexa, Inc.(a)                                                    48
   4,300   Southwestern Energy Co.(a)                                    202,014
   1,900   Swift Energy Co.(a)                                            68,058
   1,900   TC Pipelines LP                                                62,985
   2,955   Tidewater, Inc.                                               112,645
   4,200   USEC, Inc.                                                     61,488
   2,700   Unit Corp.(a)                                                 118,827
   2,500   W-H Energy Services, Inc.(a)                                   62,325
   7,100   Weatherford International Ltd.(a)                             411,658
   4,000   Western Gas Resources, Inc.                                   139,600
     500   Westmoreland Coal Co.(a)                                       10,290
   1,200   World Fuel Services Corp.                                      28,092
   1,300   Xanser Corp.(a)                                                 3,016
                                                                    ------------
                                                                       7,148,424
                                                                    ------------
   ENERGY & UTILITIES - 3.1%
   4,400   AGL Resources, Inc.                                           170,060
   1,100   ATG, Inc.(a)                                                        -
     200   Atrion Corp.                                                   14,910
   3,500   Active Power, Inc.(a)                                          11,375

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   1,100   Allete, Inc.                                             $     54,890
   6,400   Alliant Energy Corp.                                          180,160
     950   American States Water Co.                                      27,902
   5,413   Aqua America, Inc.                                            160,983
   7,810   Aquila, Inc.(a)                                                28,194
     150   Artesian Resources Corp. Class A                                4,442
   4,600   Atmos Energy Corp.                                            132,480
   2,900   Avista Corp.                                                   53,911
     200   BIW Ltd.                                                        3,744
   7,730   Beacon Power Corp.(a)                                           7,885
   1,800   Black Hills Corp.                                              66,330
     900   CH Energy Group, Inc.                                          43,767
     900   California Water Service Group                                 33,786
     800   Cascade Natural Gas Corp.                                      16,400
   2,766   Catalytica Energy Systems(a)                                    5,200
     700   Central Vermont Public Service Corp.                           12,950
   1,300   Chesapeake Utilities Corp.                                     39,715
   2,900   Cleco Corp.                                                    62,553
     400   Connecticut Water Service, Inc.                                 9,996
   8,335   DPL, Inc.                                                     228,796
     100   Delta Natural Gas Co., Inc.                                     2,586
   4,300   Duquesne Light Holdings, Inc.                                  80,324
   3,900   El Paso Electric Co.(a)                                        79,755
   2,700   The Empire District Electric Co.                               64,692
   4,800   Energen Corp.                                                 168,240
   8,400   Energy East Corp.                                             243,432
     200   Energy West, Inc.(a)                                            1,810
     450   EnergySouth, Inc.                                              12,470
   3,790   Equitable Resources, Inc.                                     257,720
     133   Florida Public Utilities Co.                                    2,528
   4,900   Great Plains Energy, Inc.                                     156,261
   1,000   Green Mountain Power Corp.                                     29,840
   4,720   Hawaiian Electric Industries                                  126,543
   2,300   IDAcorp, Inc.                                                  70,449
   2,100   KFX, Inc.(a,f)                                                 30,009
   1,200   The Laclede Group, Inc.                                        38,112
   5,750   MDU Resources Group, Inc.                                     161,978
     400   MGE Energy, Inc.                                               14,552
     666   Middlesex Water Co.                                            12,934
   5,430   NRG Energy, Inc.(a)                                           204,168
   6,100   NSTAR                                                         188,063
   4,650   National Fuel Gas Co.                                         134,432
   2,140   New Jersey Resources Corp.                                    103,255
   8,200   Northeast Utilities                                           171,052
   1,600   Northwest Natural Gas Co.                                      61,184
   5,000   OGE Energy Corp.                                              144,700
   5,790   Oneok, Inc.                                                   189,044
     100   Ormat Technologies, Inc.                                        1,910
   1,200   Otter Tail Corp.                                               32,796
   3,400   PNM Resources, Inc.                                            97,954
     177   Pennichuck Corp.                                                3,384
  10,573   Pepco Holdings, Inc.                                          253,118
   4,600   Piedmont Natural Gas Co.                                      110,492
   5,700   Puget Energy, Inc.                                            133,266
   4,800   Questar Corp.                                                 316,320
  15,900   Reliant Energy, Inc.(a)                                       196,842
   6,400   SCANA Corp.                                                   273,344
   5,800   SEMCO Energy, Inc.(a)                                          34,742
     300   SJW Corp.                                                      14,103
   6,600   Sierra Pacific Resources(a,f)                                  82,170
     800   South Jersey Industries, Inc.                                  48,896
   6,242   Southern Union Co.(a)                                         153,241
   1,800   Southwest Gas Corp.                                            45,918
   1,497   Southwest Water Co.                                            17,710
     600   Streicher Mobile Fueling, Inc.(a)                               1,302
   6,360   UGI Corp.                                                     177,444
   1,100   UIL Holdings Corp.                                             59,191
   2,000   Unisource Energy Corp.                                         61,500
   4,200   Vectren Corp.                                                 120,666
   2,840   Veritas DGC, Inc.(a)                                           78,782
   2,700   WGL Holdings, Inc.                                             90,828
   2,100   WPS Resources Corp.                                           118,125
   5,225   Westar Energy, Inc.                                           125,557
   7,380   Wisconsin Energy Corp.                                        287,820
                                                                    ------------
                                                                       7,057,983
                                                                    ------------
   FINANCE - 0.0%
     300   Frontline Capital Group(a)                                          -
                                                                    ------------
   FOOD & AGRICULTURE - 3.4%
   6,900   7-Eleven, Inc.(a)                                             208,656
     400   Alico, Inc.                                                    20,572

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   1,100   American Italian Pasta Co. Class A                       $      23,122
     300   The Andersons, Inc.                                             10,743
     500   Bridgford Foods Corp.(a)                                         3,785
   6,600   Bunge Ltd.                                                     418,440
     200   Cagle's, Inc. Class A(a)                                         2,100
   1,802   Chiquita Brands International, Inc.                             49,483
     400   Coca-Cola Bottling Co. Consolidated                             20,216
   4,400   Corn Products International, Inc.                              104,544
   1,200   Cuisine Solutions, Inc.(a)                                       7,200
     500   Dairy Mart Convenience Stores(a)                                     -
     700   Darling International, Inc.(a)                                   2,625
   8,561   Dean Foods Co.(a)                                              301,690
  12,800   Del Monte Foods Co.(a)                                         137,856
   2,280   Delta & Pine Land Co.                                           57,137
   2,700   Eden Bioscience Corp.(a)                                         2,079
     400   Embrex, Inc.(a)                                                  4,460
     300   Farmer Bros Co.                                                  6,678
     100   Fisher Communications, Inc.(a)                                   4,729
   2,675   Flowers Foods, Inc.                                             94,588
     900   Fresh Brands, Inc.(a)                                            6,075
   4,500   Fresh Del Monte Produce, Inc.                                  121,140
     400   Gehl Co.(a)                                                     15,576
     200   Glacier Water Services, Inc.(a)                                  4,386
   1,700   Gold Kist, Inc.(a)                                              36,686
     600   Golden Enterprises, Inc.                                         2,424
     400   Green Mountain Coffee Roasters, Inc.(a)                         13,572
   1,000   Griffin Land & Nurseries, Inc.(a)                               24,630
   2,200   Hain Celestial Group, Inc.(a)                                   42,900
   4,100   Hines Horticulture, Inc.(a)                                     15,375
   7,990   Hormel Foods Corp.                                             234,347
      12   Imperial Sugar Co. New Shares                                      186
   1,800   Ingles Markets, Inc. Class A                                    24,786
   2,165   Ionatron, Inc.(a,f)                                             18,597
     500   J&J Snack Foods Corp.                                           26,175
   3,319   The J.M. Smucker Co.                                           155,794
     600   John B. Sanfilippo & Son, Inc.(a)                               13,836
 101,680   Kraft Foods, Inc.                                            3,234,441
   1,700   Lance, Inc.                                                     29,257
   1,700   Lifeway Foods, Inc.(a)                                          21,233
   1,600   MGP Ingredients, Inc.                                           13,280
     700   Marsh Supermarkets, Inc. Class B                                 9,933
     400   Maui Land & Pineapple Co., Inc.(a)                              15,232
     700   Monterey Gourmet Foods, Inc.(a)                                  2,184
   1,520   Nash Finch Co.                                                  55,845
     875   Neogen Corp.(a)                                                 12,513
   2,500   NitroMed, Inc.(a)                                               48,625
   1,200   The Pantry, Inc.(a)                                             46,476
   1,000   Peet's Coffee & Tea, Inc.(a)                                    33,040
   8,227   PepsiAmericas, Inc.                                            211,105
   2,700   Performance Food Group Co.(a)                                   81,567
   4,100   Pilgrim's Pride Corp.                                          139,933
   1,200   Provena Foods, Inc.(a)                                           1,104
   1,732   Ralcorp Holdings, Inc.                                          71,272
   1,424   Rocky Mountain Chocolate Factory, Inc.                          31,328
   1,150   Sanderson Farms, Inc.                                           52,256
   1,900   The Scotts Miracle-Gro Co.(a)                                  135,299
     100   Seaboard Corp.                                                 166,400
     200   Seneca Foods Corp.(a)                                            3,240
   1,700   Smart & Final, Inc.(a)                                          20,825
   7,100   Smithfield Foods, Inc.(a)                                      193,617
     800   Spartan Stores, Inc.(a)                                         11,736
   2,200   Spectrum Organic Products, Inc.(a)                               1,276
     400   Tasty Baking Co.                                                 3,260
     400   Tejon Ranch Co.(a)                                              20,588
   4,600   Terra Industries, Inc.(a)                                       31,326
   3,088   Tootsie Roll Industries, Inc.                                   90,324
   1,712   TreeHouse Foods, Inc.(a)                                        48,815
  20,158   Tyson Foods, Inc. Class A                                      358,812
   3,200   United Natural Foods, Inc.(a)                                   97,184
   3,200   Wild Oats Markets, Inc.(a)                                      36,640
     800   Willamette Valley Vineyards(a)                                   3,160
     500   Zanett, Inc.(a)                                                  1,815
     800   Zapata Corp.(a)                                                  4,880
                                                                     ------------
                                                                        7,577,009
                                                                     ------------

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   GOLD - 0.1%
   5,900   Glamis Gold Ltd.                                         $    101,539
  13,100   Hanover Gold Co., Inc.(a)                                         655
   2,000   MK Resources Co.(a)                                             2,240
   5,580   Meridian Gold, Inc.(a)                                        100,440
   2,535   Royal Gold, Inc.                                               51,004
  12,700   U.S. Gold Corp.(a)                                              5,334
                                                                    ------------
                                                                         261,212
                                                                    ------------
   INSURANCE - 4.0%
   5,000   21st Century Insurance Group                                   74,200
     300   Affirmative Insurance Holdings, Inc.                            4,755
   3,900   Alfa Corp.                                                     57,408
     532   Alleghany Corp.(a)                                            158,004
   3,500   Allmerica Financial Corp.(a)                                  129,815
   4,200   American Equity Investment Life Holding Co.                    49,896
   4,200   American Financial Group, Inc.                                140,784
   1,700   American National Insurance                                   194,973
   2,800   AmerUs Group Co.                                              134,540
   1,305   Arch Capital Group Ltd.(a)                                     58,790
   1,700   Argonaut Group, Inc.(a)                                        39,253
   5,000   Arthur J. Gallagher & Co.                                     135,650
   7,805   Assurant, Inc.                                                281,761
     700   Atlantic American Corp.(a)                                      2,100
     850   Baldwin & Lyons, Inc. Class B                                  20,485
   1,780   Bristol West Holdings, Inc.                                    32,574
   3,400   Brown & Brown, Inc.                                           152,796
  15,329   CNA Financial Corp.(a)                                        435,650
     800   CNA Surety Corp.(a)                                            11,880
   1,100   Clark, Inc.                                                    15,763
   2,000   Commerce Group, Inc.                                          124,220
   8,100   Conseco, Inc.(a)                                              176,742
   3,000   Crawford & Co. Class B                                         22,260
   1,900   Delphi Financial Group Class A                                 83,885
   2,688   Donegal Group, Inc. Class B                                    46,906
     500   EMC Insurance Group, Inc.                                       9,040
   3,600   Erie Indemnity Co. Class A                                    195,300
     800   FBL Financial Group, Inc. Class A                              22,088
     400   FMS Financial Corp.                                             6,956
     600   FPIC Insurance Group, Inc.(a)                                  17,598
   9,342   Fidelity National Financial, Inc.                             333,416
   4,435   First American Corp.                                          178,021
     400   First United Corp.                                              8,012
   4,500   Fremont General Corp.                                         109,485
  27,000   Genworth Financial, Inc. Class A                              816,210
   2,910   Great American Financial Resources, Inc.                       57,647
   3,900   HCC Insurance Holdings, Inc.                                  147,693
   1,800   Harleysville Group, Inc.                                       37,602
   1,900   Hilb Rogal & Hobbs Co.                                         65,360
   2,400   Horace Mann Educators Corp.                                    45,168
     720   Independence Holding Co.                                       12,708
   1,200   Infinity Property & Casualty Corp.                             41,856
     400   Kansas City Life Insurance Company                             18,652
   1,200   LandAmerica Financial Group, Inc.                              71,244
   1,200   Liberty Corp.                                                  44,172
     600   Markel Corp.(a)                                               203,400
     400   Meadowbrook Insurance Group, Inc.(a)                            2,096
     100   Merchants Group, Inc.                                           2,427
   3,000   Mercury General Corp.                                         163,560
     600   NYMAGIC, Inc.                                                  14,010
   1,000   National Medical Health Card Systems, Inc.(a)                  24,060
   3,400   Nationwide Financial Services Class A                         128,996
     700   Navigators Group, Inc.(a)                                      24,199
   3,800   Odyssey Re Holdings Corp.                                      93,784
   4,600   Ohio Casualty Corp.                                           111,228
  10,650   Old Republic International Corp.                              269,339
   2,895   PMA Capital Corp. Class A(a)                                   25,563
   4,700   The PMI Group, Inc.                                           183,206
   1,000   Penn Treaty American Corp.(a)                                   2,340
   1,700   Philadelphia Consolidated Holding Co.(a)                      144,092
   5,500   The Phoenix Cos., Inc.                                         65,450
     700   Pico Holdings, Inc.(a)                                         20,832
   1,700   Presidential Life Corp.                                        29,087

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   2,300   ProAssurance Corp.(a)                                    $     96,048
   4,000   Protective Life Corp.                                         168,880
   1,000   RLI Corp.                                                      44,600
     200   RTW, Inc.(a)                                                    1,992
   5,344   Radian Group, Inc.                                            252,344
   3,300   Reinsurance Group of America                                  153,483
     400   SCPIE Holdings, Inc.(a)                                         4,556
   1,300   Safety Insurance Group, Inc.                                   43,888
   2,200   Selective Insurance Group                                     109,010
   1,600   Stancorp Financial Group, Inc.                                122,528
   1,625   State Auto Financial Corp.                                     50,440
   1,562   Sterling Financial Corp.                                       33,286
     900   Stewart Information Services Corp.                             37,800
   3,931   Transatlantic Holdings, Inc.                                  219,428
     900   Triad Guaranty, Inc.(a)                                        45,351
   3,700   UICI                                                          110,149
   1,200   USI Holdings Corp.(a)                                          15,456
     300   Unico American Corp.(a)                                         2,733
   1,200   United Fire & Casualty Co.                                     53,304
   3,900   Unitrin, Inc.                                                 191,490
   3,300   Universal American Financial Corp.(a)                          74,646
   2,100   Vesta Insurance Group, Inc.                                     5,460
   7,927   W.R. Berkley Corp.                                            282,835
   1,500   WellCare Health Plans, Inc.(a)                                 53,265
   4,500   WellChoice, Inc.(a)                                           312,615
   1,100   Zenith National Insurance Corp.                                74,646
                                                                    ------------
                                                                       8,891,220
                                                                    ------------
   INTERNATIONAL OIL - 0.3%
   1,500   ATP Oil & Gas Corp.(a,f)                                       35,100
  13,289   GlobalSantaFe Corp.                                           542,191
                                                                    ------------
                                                                         577,291
                                                                    ------------
   LIQUOR - 0.2%
     600   Boston Beer Co., Inc. Class A(a)                               13,464
   1,475   Central European Distribution Corp.(a)                         55,062
  11,280   Constellation Brands, Inc. Class A(a)                         332,760
   2,200   National Beverage Corp.(a)                                     17,556
     100   Pyramid Breweries, Inc.                                           187
                                                                    ------------
                                                                         419,029
                                                                    ------------
   MATERIAL SERVICES - 0.0%
       3   Polymer Group, Inc. Class B(a)                                     75
                                                                    ------------
   MEDIA - 3.5%
   1,000   Acme Communications, Inc.(a)                                    4,020
     650   America's Car Mart, Inc.(a)                                    14,632
   1,400   Banta Corp.                                                    63,504
     400   Beasley Broadcasting Group, Inc. Class A(a)                     5,796
   6,680   Belo Corp. Class A                                            160,120
   8,100   Blockbuster, Inc. Class A                                      73,872
   8,600   CNET Networks, Inc.(a)                                        100,964
      50   CTN Media Group, Inc.(a)                                            -
  16,300   Cablevision Systems Corp. Class A(a)                          524,860
     600   Cadmus Communications Corp.                                    10,800
   1,600   Carmike Cinemas, Inc.                                          49,088
  31,700   Charter Communications, Inc. Class A(a,f)                      37,406
   6,500   Citadel Broadcasting Corp.(a)                                  74,425
     500   Consolidated Graphics, Inc.(a)                                 20,385
      29   Cross Media Marketing Corp.(a)                                      -
   6,400   Crown Media Holdings, Inc. Class A(a)                          60,352
   3,365   Cumulus Media, Inc. Class A(a)                                 39,640
  83,545   The DIRECTV Group, Inc.(a,f)                                1,294,948
     100   Daily Journal Corp.(a)                                          3,805
   7,700   Dex Media, Inc.                                               187,957
   5,100   DreamWorks Animation SKG, Inc. Class A(a)                     133,620
   9,740   EW Scripps Co. Class A                                        475,312
  12,865   EchoStar Communications Corp. Class A                         387,880

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   4,200   Emmis Communications Corp. Class A(a)                    $     74,214
   2,700   Entercom Communications Corp.(a)                               89,883
   3,900   Entravision Communications Corp. Class A(a)                    30,381
   4,980   Gartner, Inc. Class A(a)                                       52,888
   2,600   Gartner, Inc. Class B(a)                                       27,534
   2,220   Gaylord Entertainment Co.(a)                                  103,208
   1,200   Gray Television, Inc.                                          14,472
   4,980   Hollinger International, Inc. Class A                          49,850
      80   iBEAM Broadcasting Corp.(a)                                         -
   8,000   Insight Communications Company, Inc. Class A(a)                88,400
     200   Intraware, Inc.(a)                                                 92
   3,700   John Wiley & Sons, Inc. Class A                               147,001
   4,900   Journal Communications, Inc. Class A                           82,320
   1,300   Journal Register Co.(a)                                        22,763
   2,600   Lee Enterprises, Inc.                                         104,234
  14,596   Liberty Global, Inc.(a)                                       681,195
     400   Lifeline Systems, Inc.(a)                                      12,848
   3,000   Lin TV Corp. Class A(a)                                        41,670
     100   Lynch Interactive Corp.(a)                                      2,245
   3,600   Martha Stewart Living Omnimedia Class A(a,f)                  105,048
   2,900   McClatchy Co. Class A                                         189,776
   1,300   Media General, Inc. Class A                                    84,188
   6,300   Mediacom Communications Corp. Class A(a)                       43,281
   1,600   Navarre Corp.(a)                                               12,792
   1,400   Network Equipment Technologies, Inc.(a)                         7,224
   2,500   Nexstar Broadcasting Group, Inc. Class A(a)                    15,500
   3,100   Palatin Technologies, Inc.(a)                                   5,425
   5,900   PanAmSat Holding Corp.                                        121,009
   1,700   Penton Media, Inc.(a)                                             595
   1,500   Playboy Enterprises, Inc. Class B(a)                           19,410
  15,334   Primedia, Inc.(a)                                              62,103
   5,000   Radio One, Inc. Class A(a)                                     63,650
   3,300   Raindance Communications, Inc.(a)                               6,864
   5,600   The Reader's Digest Association, Inc. Class A                  92,400
   9,100   Regal Entertainment Group                                     171,808
   1,900   Regent Communications, Inc.(a)                                 11,153
   1,500   Rewards Network, Inc.(a)                                        8,100
     425   Saga Communications, Inc. Class A(a)                            5,950
   1,000   Salem Communications Corp. Class A(a)                          19,840
   2,210   Scholastic Corp.(a)                                            85,196
   5,200   Sinclair Broadcast Group, Inc. Class A                         47,216
   3,230   Source Interlink Cos., Inc.(a)                                 39,955
   4,000   Spanish Broadcasting System Class A(a)                         39,960
   1,550   The Sportsman's Guide, Inc.(a)                                 29,063
     800   Thomas Nelson, Inc.                                            17,408
   7,065   TiVo, Inc.(a,f)                                                47,194
     500   United Capital Corp.(a)                                        12,975
   9,900   UniverCell Holdings, Inc.(a)                                       60
   2,900   Valassis Communications, Inc.(a)                              107,445
   2,200   ValueVision Media, Inc. Class A(a)                             26,422
   2,100   WPT Enterprises, Inc.(a,f)                                     40,929
     525   Washington Post Class B                                       438,391
   6,200   Westwood One, Inc.                                            126,666
  11,875   XM Satellite Radio Holdings, Inc. Class A(a)                  399,713
   2,400   Young Broadcasting, Inc. Class A(a)                             9,960
                                                                    ------------
                                                                       7,863,253
                                                                    ------------
   MISCELLANEOUS - 0.1%
     400    ABX Air, Inc.(a)                                               3,260
   2,300    Coinstar, Inc.(a)                                             52,187
   1,400    Gerber Scientific, Inc.(a)                                     9,744
   3,300    National Atlantic Holdings Corp.(a)                           38,181

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   1,500   Zumiez, Inc.(a)                                          $     43,725
                                                                    ------------
                                                                         147,097
                                                                    ------------
   MISCELLANEOUS FINANCE - 8.8%
   1,000   1st Source Corp.                                               22,940
     740   ACE Cash Express, Inc.(a)                                      18,914
   4,950   AG Edwards, Inc.                                              223,493
     300   ASB Financial Corp.                                             6,675
   2,900   Aames Investment Corp.                                         28,188
   1,700   Accredited Home Lenders Holding Co.(a)                         74,800
   3,900   Advance America Cash Advance                                   62,400
   1,700   Advanta Corp.                                                  43,724
   1,800   Affiliated Managers Group(a)                                  122,994
     400   Agree Realty Corp.                                             12,100
   5,400   Alliance Capital Management Holding LP                        252,396
   1,500   Amcore Financial, Inc.                                         44,820
     900   Ameralia, Inc.(a)                                                 342
   8,300   American Financial Realty Trust                               127,654
   2,344   American Home Mortgage Investment Corp.                        81,946
   8,850   AmeriCredit Corp.(a)                                          225,675
  26,580   Ameritrade Holding Corp.(a)                                   494,122
     100   Ampal American Israel Class A(a)                                  402
   1,600   Anchor Bancorp Wisconsin, Inc.                                 48,416
       1   Apollo Investment Corp.                                            12
   1,200   Ashford Hospitality Trust, Inc.                                12,960
   1,100   Asset Acceptance Capital Corp.(a)                              28,501
   1,500   Asta Funding, Inc.                                             41,670
   6,750   Astoria Financial Corp.                                       192,173
      74   Atlantic Coast Federal Corp.                                      915
     300   Atlantic Realty Trust Inc.                                      6,300
   2,800   Atlantis Plastics, Inc.                                        21,476
     300   BNP Residential Properties, Inc.                                4,800
   3,101   BOK Financial Corp.                                           143,018
   1,700   BP Prudhoe Bay Royalty Trust                                  121,669
     900   Bank of the Ozarks, Inc.                                       29,556
   2,835   BankUnited Financial Corp. Class A                             76,658
     600   Banner Corp.                                                   16,806
   2,300   Bay View Capital Corp.                                         35,581
      76   Berkshire Hathaway, Inc. Class A(a)                         6,346,000
     476   Berkshire Hathaway, Inc. Class B(a)                         1,324,946
     300   Berkshire Hills Bancorp, Inc.                                   9,996
   1,100   BlackRock, Inc.                                                88,495
   3,037   CVB Financial Corp.                                            59,768
   2,400   Calamos Asset Management, Inc. Class A                         65,376
     500   Camco Financial Corp.                                           6,800
     540   Capital Corp. of the West                                      14,985
   1,500   Capital Lease Funding, Inc.                                    16,275
   6,100   Capital Source, Inc.(a,f)                                     119,743
     412   Cascade Financial Corp.                                         6,798
   1,700   Cash America International, Inc.                               34,204
   2,922   Cathay General Bancorp                                         98,501
   1,876   Central Pacific Financial Corp.                                66,786
   2,800   Cenveo, Inc.(a)                                                21,168
   1,700   Ceres Group, Inc.(a)                                           10,336
     500   Charter Financial Corp.                                        17,470
   3,400   CharterMac                                                     74,664
   1,960   Chicago Mercantile Exchange Holdings, Inc.                    579,180
     500   Citizens First Bancorp, Inc.                                   10,325
   1,112   Citizens, Inc.(a,f)                                             6,783
     630   Coastal Financial Corp.                                         9,193
     700   Cohen & Steers, Inc.                                           14,427
     100   Collegiate Funding Services LLC(a)                              1,458
   3,722   Commercial Capital Bancorp, Inc.                               62,195
   2,500   Commercial Federal Corp.                                       84,200
   2,000   CompuCredit Corp.(a)                                           68,560
   2,000   Corrections Corp. of America(a)                                78,500
   1,056   Cross Timbers Royalty Trust                                    42,926
   3,480   Danielson Holdings Corp.(a)                                    42,352
   3,700   Dime Community Bancshares                                      56,240
   1,700   Downey Financial Corp.                                        124,440
   4,900   ECC Capital Corp.                                              32,634
     629   ESB Financial Corp.                                             8,271
     300   Eastern Virginia Bankshares, Inc.                               6,000

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   7,600   Eaton Vance Corp.                                        $    181,716
   1,300   Encore Capital Group, Inc.(a)                                  22,100
   2,500   ePlus, Inc.(a)                                                 28,750
   3,400   eSpeed, Inc. Class A(a)                                        30,294
   2,200   Ezcorp, Inc.(a)                                                23,584
     900   The FINOVA Group, Inc.(a)                                          68
   1,450   Fidelity Bankshares, Inc.                                      38,454
   1,000   Financial Federal Corp.                                        38,640
   2,400   First Albany Cos., Inc.                                        14,304
   1,000   First Community Bancorp, Inc.                                  47,500
     400   First Defiance Financial Corp.                                 10,676
     800   First Financial Corp.                                          22,984
   1,400   First Financial Holdings, Inc.                                 41,874
     600   First Indiana Corp.                                            17,802
   3,300   The First Marblehead Corp.(a)                                 115,698
     615   First Place Financial Corp.                                    12,355
   6,356   First Union Real Estate Equity & Mortgage Investments(a)       24,153
     900   FirstFed Financial Corp.(a)                                    53,649
   3,600   Flagstar Bancorp, Inc.                                         68,148
     750   Flushing Financial Corp.                                       13,800
     500   Foothill Independent Bancorp                                   10,018
   8,510   Friedman Billings Ramsey Group, Inc. Class A                  121,693
     900   GFI Group, Inc.(a)                                             32,040
   1,100   Gabelli Asset Management, Inc. Class A                         48,609
   1,455   Giant Industries, Inc.(a)                                      52,380
   1,371   Glacier Bancorp, Inc.                                          35,824
     710   Greater Delaware Valley Savings Bank                           16,153
   1,100   Greenhill & Co., Inc.                                          44,561
     900   HMN Financial, Inc.                                            28,332
     400   Heritage Financial Corp.                                        8,784
   3,400   Hugoton Royalty Trust                                         103,156
     800   IBERIABANK Corp.                                               49,288
     900   ITLA Capital Corp.(a)                                          48,510
   4,868   Independence Community Bank Corp.                             179,775
     242   Independence Federal Savings Bank(a)                            2,662
   1,242   Independent Bank Corp.                                         35,322
   3,500   IndyMac Bancorp, Inc.                                         142,555
     800   InnSuites Hospitality Trust                                     1,088
  16,200   Instinet Group, Inc.(a)                                        84,888
   3,556   International Bancshares Corp.                                100,599
   2,100   International Securities Exchange, Inc.(a)                     52,731
     300   Interpool, Inc.                                                 6,414
   3,000   Investment Technology Group, Inc.(a)                           63,060
   3,900   Investors Financial Services Corp.                            147,498
   1,500   iPayment, Inc.(a)                                              54,780
   1,800   Jackson Hewitt Tax Service, Inc.                               42,552
   3,300   Jefferies Group, Inc. New Shares                              125,037
   1,790   KNBT Bancorp, Inc.                                             27,011
   6,900   Knight Capital Group, Inc. Class A(a)                          52,578
  10,400   La Quinta Corp.(a)                                             97,032
   1,700   LabOne, Inc.(a)                                                67,677
   5,600   LaBranche & Co., Inc.(a)                                       35,280
   2,781   Ladenburg Thalmann Financial Services, Inc.(a)                  1,585
   6,012   Legg Mason, Inc.                                              625,909
   5,839   Leucadia National Corp.                                       225,561
   6,000   Liberty Self-Stor, Inc.                                         2,160
   1,000   Lincoln Bancorp                                                17,000
   1,000   Lipid Sciences, Inc.(a)                                         4,880
   1,980   MAF Bancorp, Inc.                                              84,407
   1,450   MB Financial, Inc.                                             57,754
     200   Malan Realty Investors, Inc.                                        -
     300   Maxus Realty Trust, Inc.                                        4,197
   1,200   McGrath Rentcorp                                               28,440
   4,000   Medallion Financial Corp.                                      37,800
   3,400   Metris Cos., Inc.(a)                                           49,164
     500   MicroFinancial, Inc.                                            2,370
     105   Mid Penn Bancorp, Inc.                                          2,667
     300   The Midland Company                                            10,557
   5,000   MoneyGram International, Inc.                                  95,600
     400   Monmouth Capital Corp.                                          2,408
   2,200   Monmouth Real Estate Investment Corporation Class A            18,370

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
     300   MutualFirst Financial, Inc.                              $      6,675
     400   NASB Financial, Inc.                                           16,984
   3,600   The Nasdaq Stock Market, Inc.(a)                               67,896
   1,090   Nastech Pharmaceutical Co., Inc.(a)                            15,511
   1,900   National Financial Partners Corp.                              74,366
     120   National Security Group, Inc.                                   2,641
     200   National Western Life Insurance Co. Class A(a)                 38,778
   3,000   Nelnet, Inc. Class A(a)                                        99,810
  15,464   New York Community Bancorp, Inc.                              280,208
     400   North American Scientific, Inc.(a)                                836
   1,800   Northwest Bancorp, Inc.                                        38,268
   5,500   Nuveen Investments, Inc. Class A                              206,910
   1,400   Oak Hill Financial, Inc.                                       40,866
   3,300   Ocwen Financial Corp.(a)                                       22,308
     200   One Liberty Properties, Inc.                                    4,142
   2,900   optionsXpress Holdings, Inc.                                   44,080
     600   PAB Bankshares, Inc.                                            9,270
   2,125   PMC Commercial Trust                                           27,859
     292   PVF Capital Corp.                                               3,723
   2,710   Pacific Capital Bancorp                                       100,487
   2,308   Partners Trust Financial Group, Inc.                           24,651
     845   Piper Jaffray Cos.(a)                                          25,713
   1,600   Portfolio Recovery Associates, Inc.(a)                         67,232
   1,500   Prime Group Realty Trust(a)                                    10,830
     400   Provident Financial Holdings, Inc.                             11,244
   2,689   Provident Financial Services, Inc.                             47,246
   2,900   R-G Financial Corp. Class B                                    51,301
   3,700   Raymond James Financial, Inc.                                 104,525
     450   Renasant Corp.                                                 13,842
   1,000   Resource America, Inc. Class A                                 38,530
     100   Riverview Bancorp, Inc.                                         2,135
     300   Roberts Realty Investors, Inc.(a)                               2,475
   6,760   SEI Investments Co.                                           252,486
   1,210   SWS Group, Inc.                                                20,788
     900   Sanders Morris Harris Group, Inc.                              15,480
   1,903   Santander BanCorp                                              47,689
     300   Security Bank Corp.                                             6,870
   3,300   Siebert Financial Corp.(a)                                     10,890
     700   Sound Federal Bancorp, Inc.                                    11,312
   3,600   Specialty Underwriters' Alliance, Inc.(a)                      32,868
   3,000   Sports Resorts International, Inc.(a)                           2,370
     400   State Financial Services Corp. Class A                         16,104
   2,059   Sterling Financial Corp.(a)                                    77,007
   1,132   Student Loan Corp.                                            248,814
     300   Supertel Hospitality, Inc.                                      1,248
     100   TF Financial Corp.                                              2,801
     679   Tarragon Corp.(a)                                              17,145
   1,500   Transnational Financial Network, Inc.(a)                          750
   1,100   United Community Banks, Inc.                                   28,622
   1,000   United PanAm Financial Corp.(a)                                27,410
     100   Value Line, Inc.                                                3,925
   9,652   W Holding Co., Inc.                                            98,643
   2,460   WFS Financial, Inc.(a)                                        124,747
   1,500   WP Carey & Co. LLC                                             43,920
     200   WVS Financial Corp.                                             3,330
   3,500   Waddell & Reed Financial, Inc. Class A                         64,750
   5,161   Washington Federal, Inc.                                      121,387
     151   Wayne Savings Bancshares, Inc.                                  2,454
   3,000   Webster Financial Corp.                                       140,070
   2,000   Wellsford Real Properties, Inc.(a)                             35,460
     402   Wesco Financial Corp.                                         144,720
     600   White Mountains Insurance Group Inc.                          378,540
     200   Willis Lease Finance Corp.(a)                                   1,600
   2,300   Willow Grove Bancorp, Inc.                                     33,718
   1,800   World Acceptance Corp.(a)                                      54,090
   1,800   Wright Express Corp.(a)                                        33,246
     800   Wyndham International, Inc. Class A(a)                            888
                                                                    ------------
                                                                      19,836,840
                                                                    ------------
   MOTOR VEHICLES - 1.0%
   1,800   AO Smith Corp.                                                 48,078
   1,400   ASV, Inc.(a)                                                   56,756

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
     305   Aftermarket Technology Corp.(a)                          $      5,316
   3,000   American Axle & Manufacturing Holdings, Inc.                   75,810
   1,700   Arctic Cat, Inc.                                               34,901
   3,900   ArvinMeritor, Inc.                                             69,381
   3,200   BorgWarner, Inc.                                              171,744
   2,000   CSK Auto Corp.(a)                                              33,360
     700   Cascade Corp.                                                  30,275
     700   Coachmen Industries, Inc.                                       8,771
   4,800   Donaldson Co., Inc.                                           145,584
   3,300   Dura Automotive Systems, Inc. Class A(a)                       14,124
   3,300   Federal-Mogul Corp.(a,f)                                        2,772
   3,190   Fleetwood Enterprises, Inc.(a)                                 32,379
  10,490   Gentex Corp.                                                  190,918
   1,000   Group 1 Automotive, Inc.(a)                                    24,040
   1,600   Hayes Lemmerz International, Inc.(a)                           11,392
   1,300   IMPCO Technologies, Inc.(a)                                     6,253
     600   Keystone Automotive Industries, Inc.(a)                        14,838
   2,100   LKQ Corp.(a)                                                   57,015
     200   The Lamson & Sessions Co.(a)                                    2,364
   3,645   Lear Corp.                                                    132,605
   1,000   Lithia Motors, Inc. Class A                                    28,850
     800   MarineMax, Inc.(a)                                             25,000
     900   Midas, Inc.(a)                                                 20,700
   1,900   Modine Manufacturing Co.                                       61,864
   1,800   Monaco Coach Corp.                                             30,942
     750   Monro Muffler, Inc.                                            22,133
   2,020   Myers Industries, Inc.                                         25,250
     500   Noble International Ltd.                                       11,775
   2,100   Oshkosh Truck Corp.                                           164,388
   2,700   Polaris Industries, Inc.                                      145,800
   3,000   Rush Enterprises, Inc. Class B(a)                              40,230
   1,700   Sonic Automotive, Inc.                                         36,142
   2,700   Spartan Motors, Inc.                                           29,106
   1,200   Standard Motor Products, Inc.                                  15,840
   1,300   Stoneridge, Inc.(a)                                             8,580
   1,510   Superior Industries International(f)                           35,787
   5,000   TRW Automotive Holdings Corp.(a)                              122,550
   3,685   Thor Industries, Inc.                                         115,820
   1,000   Titan International, Inc.                                      13,980
   2,000   United Auto Group, Inc.                                        59,600
   1,800   Winnebago Industries                                           58,950
                                                                    ------------
                                                                       2,241,963
                                                                    ------------
   NON-DURABLES - 2.2%
   1,100   Action Performance Cos., Inc.                                   9,702
  10,533   Activision, Inc.(a)                                           174,005
   3,900   American Greetings Class A                                    103,350
   5,665   Applebees International, Inc.                                 150,066
   1,100   BJ's Restaurants, Inc.(a)                                      22,374
     430   Benihana, Inc. Class A(a)                                       6,149
     600   Blue Nile, Inc.(a)                                             19,614
   2,000   Bob Evans Farms, Inc.                                          46,640
     210   Bowl America, Inc. Class A                                      2,934
   3,700   Boyds Collection Ltd.(a)                                        6,586
   4,900   Brinker International, Inc.(a)                                196,245
   2,600   Buca, Inc.(a)                                                  13,572
     500   Buffalo Wild Wings, Inc.(a)                                    15,600
   3,500   CBRL Group, Inc.                                              136,010
   2,250   CEC Entertainment, Inc.(a)                                     94,703
   2,300   CKE Restaurants, Inc.                                          32,016
   2,000   Cabela's, Inc. Class A(a,f)                                    42,720
   1,100   California Pizza Kitchen, Inc.(a)                              29,997
   2,400   Centillium Communications, Inc.(a)                              5,208
   2,800   Champps Entertainment, Inc.(a)                                 21,000
   2,600   Checkers Drive-In Restaurant(a)                                35,412
   4,417   The Cheesecake Factory(a)                                     153,402
     200   Churchill Downs, Inc.                                           8,498
   1,800   Cosi, Inc.(a)                                                  12,384
     700   Dave & Buster's, Inc.(a)                                       12,908
   2,300   Denny's Corp.(a)                                               11,431
     800   Department 56(a)                                                8,200
   2,500   Domino's Pizza, Inc.                                           55,650
   6,000   Dover Motorsports, Inc.                                        36,000
     600   Drew Industries, Inc.(a)                                       27,240
   1,200   EMAK Worldwide, Inc.(a)                                        12,948
   1,600   Electronics Boutique Holdings Corp.(a)                        101,584

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   2,500   Famous Dave's of America, Inc.(a)                        $     24,675
   3,000   Fastclick, Inc.(a)                                             27,300
   1,100   Forward Industries, Inc.(a,f)                                  17,589
   1,300   Gaming Partners International Corp.(a)                         24,700
   1,500   Handleman Co.                                                  24,765
   1,412   Hibbett Sporting Goods, Inc.(a)                                53,430
   4,300   Hollywood Media Corp.(a)                                       18,662
     900   IHOP Corp.                                                     39,051
   3,000   International Speedway Corp. Class A                          168,780
   2,800   Isle of Capri Casinos, Inc.(a)                                 73,360
   2,200   Jack in the Box, Inc.(a)                                       83,424
   2,513   Jakks Pacific, Inc.(a)                                         48,275
     300   Kreisler Manufacturing Corp.(a)                                 1,575
   3,500   Krispy Kreme Doughnuts, Inc.(a,f)                              24,360
   2,000   Lancaster Colony Corp.                                         85,840
   1,700   Landry's Restaurants, Inc.                                     51,153
     300   Lazare Kaplan International, Inc.(a)                            3,060
   2,100   Leapfrog Enterprises, Inc.(a,f)                                23,730
   1,000   LodgeNet Entertainment Corp.(a)                                16,590
   1,900   Lone Star Steakhouse & Saloon                                  57,779
   1,100   Luby's, Inc.(a)                                                13,145
   5,800   Marvel Enterprises, Inc.(a)                                   114,376
   5,000   Midway Games, Inc.(a,f)                                        54,800
   1,400   Movado Group, Inc.                                             26,432
   2,505   O'Charleys, Inc.(a)                                            44,238
   4,300   Outback Steakhouse, Inc.                                      194,532
   1,495   PF Chang's China Bistro, Inc.(a)                               88,175
   2,200   Panera Bread Co. Class A(a)                                   136,587
   1,700   Papa John's International, Inc.(a)                             67,949
     900   Peco II, Inc.(a)                                                  819
   5,800   Penn National Gaming, Inc.(a)                                 211,700
   1,170   RC2 Corp.(a)                                                   43,957
   2,900   Rare Hospitality International, Inc.(a)                        88,363
     800   Red Robin Gourmet Burgers, Inc.(a)                             49,584
   2,500   Regis Corp.                                                    97,700
   3,200   Ruby Tuesday, Inc.                                             82,880
   1,300   Russ Berrie & Co., Inc.                                        16,653
   2,600   Ryan's Restaurant Group, Inc.(a)                               36,426
   3,400   Samsonite Corp.(a)                                              2,890
  20,800   Service Corp. International                                   166,816
     400   Servotronics, Inc.(a)                                           1,880
   4,425   Sonic Corp.(a)                                                135,095
   3,600   Sotheby's Holdings Class A(a)                                  49,320
     800   The Steak N Shake Co.(a)                                       14,896
     510   Steinway Musical Instruments(a)                                14,974
   5,800   Stewart Enterprises, Inc. Class A                              37,932
   2,900   THQ, Inc.(a)                                                   84,883
   4,000   Take-Two Interactive Software, Inc.(a)                        101,800
   2,400   The Topps Co., Inc.                                            24,072
   3,300   Traffix, Inc.                                                  16,566
   2,400   Trans World Entertainment(a)                                   28,392
   3,800   Triarc Cos.                                                    56,468
   4,555   Tupperware Corp.                                              106,450
   7,100   Warner Music Group Corp.(a)                                   115,020
   2,300   World Wrestling Entertainment, Inc.                            26,266
   3,090   Youbet.com, Inc.(a)                                            15,357
                                                                    ------------
                                                                       4,839,639
                                                                    ------------

   NON-FERROUS METALS - 0.4%
     800   AM Castle & Co.(a)                                             12,368
   1,637   Aleris International, Inc.(a)                                  36,914
   1,000   Brush Engineered Materials, Inc.(a)                            14,260
   2,200   Century Aluminum Co.(a)                                        44,880
  17,500   Coeur d'Alene Mines Corp.(a)                                   63,525
   3,400   Commercial Metals Co.                                          80,988
   1,327   Encore Wire Corp.(a)                                           15,380
  10,500   Hecla Mining Co.(a)                                            47,880
  10,800   Kaiser Aluminum Corp.(a)                                          173
   1,300   Minerals Technologies, Inc.                                    80,080
   2,600   Mueller Industries, Inc.                                       70,460
   2,100   RTI International Metals, Inc.(a)                              65,961
   1,400   Reliance Steel & Aluminum Co.                                  51,898
   4,600   Southern Peru Copper Corp.                                    197,064
   4,784   Stillwater Mining Co.(a)                                       35,497
     950   Titanium Metals Corp.(a)                                       53,951

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
     900   Wolverine Tube, Inc.(a)                                  $      5,283
                                                                    ------------
                                                                         876,562
                                                                    ------------

   OPTICAL PHOTO & EQUIPMENT - 0.2%
   1,000   August Technology Corp.(a)                                     11,650
   1,900   CPI Corp.                                                      34,295
   1,100   Cyberoptics Corp.(a)                                           14,300
   2,000   Imation Corp.                                                  77,580
   9,230   Ingram Micro, Inc. Class A(a)                                 144,542
   2,095   LaserCard Corp.(a,f)                                           12,298
   7,200   Lexar Media, Inc.(a,f)                                         35,352
     200   Meade Instruments Corp.(a)                                        558
     300   Panavision, Inc.(a)                                             1,350
   1,900   Photronics, Inc.(a)                                            44,346
     100   StockerYale, Inc.(a)                                               81
   1,600   Zomax, Inc.(a)                                                  4,448
   1,100   Zygo Corp.(a)                                                  10,780
                                                                    ------------
                                                                         391,580
                                                                    ------------

   PAPER & FOREST PRODUCTS - 0.4%
     200   Badger Paper Mills, Inc.(a)                                       700
   3,100   Bowater, Inc.                                                 100,347
     200   Buckeye Technologies, Inc.(a)                                   1,594
     604   CSS Industries, Inc.                                           20,439
   1,700   Caraustar Industries, Inc.(a)                                  17,850
     600   Chesapeake Corp.                                               12,564
     700   Deltic Timber Corp.                                            26,621
   2,400   Glatfelter                                                     29,760
     480   Kadant, Inc.(a)                                                10,526
   2,900   Longview Fibre Co.                                             59,595
   1,000   Lydall, Inc.(a)                                                 8,620
   1,700   Neenah Paper, Inc.                                             52,649
   5,100   Packaging Corp. of America                                    107,355
     900   Pope & Talbot, Inc.                                             9,990
   2,100   Potlatch Corp.                                                109,893
   2,914   Rayonier, Inc.                                                154,529
     900   Rock-Tenn Co. Class A                                          11,385
  15,080   Smurfit-Stone Container Corp.(a)                              153,364
   1,400   Universal Forest Products, Inc.                                58,030
   3,100   Wausau Paper Corp.                                             37,138
                                                                    ------------
                                                                         982,949
                                                                    ------------
   PRODUCER GOODS - 3.4%
   5,023   AGCO Corp.(a)                                                  96,040
     500   Aaon, Inc.(a)                                                   8,895
   1,800   Actuant Corp. Class A(a)                                       86,292
   4,400   Aeroflex, Inc.(a)                                              36,960
     600   Alamo Group, Inc.                                              11,202
   1,700   Albany International Corp. Class A                             54,587
     115   Allied Motion Technologies, Inc.(a)                               509
     900   American Vanguard Corp.                                        18,819
   4,500   Ametek, Inc.                                                  188,325
   1,800   Applied Industrial Technologies, Inc.                          58,122
   2,200   Aptargroup, Inc.                                              111,760
     200   Arotech Corp.(a)                                                  212
   1,100   Astec Industries, Inc.(a)                                      25,509
   3,100   BE Aerospace, Inc.(a)                                          48,453
   1,700   Baldor Electric Co.                                            41,344
   1,600   Barnes Group, Inc.                                             52,960
   1,000   Blount International, Inc.(a)                                  16,690
   2,600   Blyth, Inc.                                                    72,930
   3,000   Briggs & Stratton Corp.                                       103,860
     600   CIRCOR International, Inc.                                     14,802
   1,400   CUNO, Inc.(a)                                                 100,016
     900   Cantel Medical Corp. (a)                                       14,724
  16,500   Capstone Turbine Corp.(a)                                      20,955
     200   Catalyst Semiconductor, Inc.(a)                                   878
   1,100   Cherokee International Corp.(a)                                 4,114
     100   Chicago Rivet & Machine Co.                                     2,875
   3,000   Clarcor, Inc.                                                  87,750
   3,485   Cognex Corp.                                                   91,272
   2,400   Columbus McKinnon Corp.(a)                                     26,292
   1,900   Comfort Systems USA, Inc.(a)                                   12,502
   1,800   Concord Camera Corp.(a)                                         2,250
   1,900   Cryo-Cell International, Inc.(a)                                6,650
     600   Culp, Inc.(a)                                                   2,640
   1,100   Curtiss-Wright Corp.                                           59,345
   2,000   DiamondCluster International, Inc. Class A(a)                  22,600

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   5,700   Distributed Energy Systems Corp.(a)                      $     23,997
     800   Duratek, Inc.(a)                                               18,544
     700   Dynamic Materials Corp.                                        26,985
     200   The Eastern Co.                                                 4,710
   1,200   Evergreen Solar, Inc.(a)                                        7,716
   2,100   FMC Corp.(a)                                                  117,894
   1,600   The Fairchild Corp.(a)                                          4,576
   4,345   Fastenal Co.                                                  266,175
   4,220   Fedders Corp.                                                   9,284
   4,000   Federal Signal Corp.                                           62,400
   1,500   Flanders Corp.(a)                                              13,500
   2,800   Flowserve Corp.(a)                                             84,728
     240   Foster Wheeler Ltd.(a)                                          4,718
     700   Franklin Electric Co., Inc.                                    27,055
   1,400   Gardner Denver, Inc.(a)                                        49,112
     125   The Gorman-Rupp Co.                                             2,676
   4,687   Graco, Inc.                                                   159,686
   5,800   GrafTech International Ltd.(a)                                 24,940
     700   HI Shear Technology Corp.(a)                                    2,730
   3,300   HNI Corp.                                                     168,795
     200   Hardinge, Inc.                                                  2,810
   2,400   Harsco Corp.                                                  130,920
   2,600   Helix Technology Corp.                                         34,528
   4,690   Herman Miller, Inc.                                           144,640
   1,700   Hexcel Corp.(a)                                                28,764
   3,500   Hubbell, Inc. Class B                                         154,350
   3,800   Hughes Supply, Inc.                                           106,780
   2,950   IDEX Corp.                                                    113,900
     100   Ibis Technology Corp.(a)                                          203
     400   Inplay Technologies, Inc.(a)                                      604
     500   IntriCon Corp.(a)                                               1,050
   2,900   JLG Industries, Inc.                                           79,692
   4,500   Jacuzzi Brands, Inc.(a)                                        48,285
   1,650   Jarden Corp.(a)                                                88,968
     100   Juno Lighting, Inc.                                             4,305
   2,500   Kaydon Corp.                                                   69,625
   2,000   Kennametal, Inc.                                               91,700
   2,700   Knoll, Inc.                                                    46,197
   2,690   Kos Pharmaceuticals, Inc.(a)                                  176,195
     600   LB Foster Co. Class A(a)                                        5,580
     700   Ladish Co., Inc.(a)                                             6,993
     600   Lawson Products                                                23,292
   3,200   Lennox International, Inc.                                     67,744
     782   Libbey, Inc.                                                   12,363
   2,295   Lincoln Electric Holdings, Inc.                                76,079
   1,500   Lindsay Manufacturing Co.                                      35,370
   1,700   Lone Star Technologies(a)                                      77,350
   4,100   MSC Industrial Direct Co. Class A                             138,375
   1,700   Magnetek, Inc.(a)                                               4,369
   1,700   Manitowoc Co.                                                  69,734
     900   Material Sciences Corp.(a)                                     13,104
   1,400   Matthews International Corp. Class A                           54,544
   2,500   Maverick Tube Corp.(a)                                         74,500
   2,300   Merix Corp.(a)                                                 13,455
   5,160   Micrel, Inc.(a)                                                59,443
     500   Middleby Corp.(a)                                              26,430
   4,356   Milacron, Inc.(a)                                               8,233
     900   Modtech Holdings, Inc.(a)                                       5,850
   2,325   Moog, Inc. Class A(a)                                          73,214
     400   NACCO Industries, Inc. Class A                                 42,888
     800   NATCO Group, Inc. Class A(a)                                   10,648
   1,000   NN, Inc.                                                       12,680
   2,000   Nordson Corp.                                                  68,560
   1,500   Oceaneering International, Inc.(a)                             57,975
   5,850   Pentair, Inc.                                                 250,439
   4,307   Plug Power, Inc.(a,f)                                          29,503
   1,600   Possis Medical, Inc.(a)                                        16,208
   3,525   Precision Castparts Corp.                                     274,598
   3,140   Presstek, Inc.(a)                                              35,545
   2,600   Raytech Corporation(a)                                          3,458
   2,505   Regal-Beloit Corp.                                             73,046
     800   Research Frontiers, Inc.(a)                                     2,536
     800   Robbins & Myers, Inc.                                          17,208
     972   Ronson Corp.                                                    1,847
   2,600   Roper Industries, Inc.                                        185,562
     470   SI International, Inc.(a)                                      14,081
   4,448   SPX Corp.                                                     204,519
   7,200   Safeguard Scientifics, Inc.(a)                                  9,216
   1,600   Sauer-Danfoss, Inc.                                            28,432
     500   Sequa Corp. Class A(a)                                         33,085

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   3,400   The Shaw Group, Inc.(a)                                  $     73,134
   1,800   Sonic Solutions, Inc.(a)                                       33,480
     200   Spectrum Control, Inc.(a)                                       1,348
     700   Standex International Corp.                                    19,887
   6,700   Steelcase, Inc. Class A                                        92,795
   3,000   Stewart & Stevenson Services                                   67,980
   1,000   Sun Hydraulics, Inc.                                           36,390
   2,500   T-3 Energy Services Inc.(a)                                    24,550
     765   TRM Corp.(a)                                                   12,867
   1,500   Technology Research Corp.                                       7,247
   1,600   Tecumseh Products Co. Class A                                  43,904
   2,300   Teleflex, Inc.                                                136,551
     500   Tennant Co.                                                    17,705
   2,500   Tenneco Automotive, Inc.(a)                                    41,600
   2,904   Terex Corp.(a)                                                114,418
   2,500   ThermoGenesis Corp.(a)                                         10,800
   5,400   Timken Co.                                                    124,740
   2,700   Trinity Industries, Inc.                                       86,481
     800   Triumph Group, Inc.(a)                                         27,808
   2,500   TurboChef Technologies, Inc.(a)                                44,800
     100   Twin Disc, Inc.                                                 2,190
   2,100   Tyler Technologies, Inc.(a)                                    15,876
   7,440   Valhi, Inc.                                                   130,200
   1,100   Valmont Industries, Inc.                                       28,380
     700   Watsco, Inc.                                                   29,820
   1,900   Watts Water Technologies, Inc. Class A                         63,631
     700   Woodhead Industries, Inc.                                       8,827
     600   Woodward Governor Co.                                          50,418
   1,100   X-Rite, Inc.                                                   12,661
   2,200   York International Corp.                                       83,600
                                                                    ------------
                                                                       7,569,015
                                                                    ------------

   RAILROADS & SHIPPING - 0.4%
   2,700   Alexander & Baldwin, Inc.                                     125,145
   4,600   Diamondhead Casino Corp.(a)                                     2,622
   1,800   Florida East Coast Industries                                  77,940
   2,100   Freightcar America, Inc.(a)                                    41,643
   2,800   GATX Corp.                                                     96,600
   1,600   General Maritime Corp.                                         67,840
   1,300   Genesee & Wyoming, Inc. Class A(a)                             35,373
   1,900   Greenbrier Cos., Inc.                                          51,490
     100   Hornbeck Offshore Services, Inc.(a)                             2,709
     300   International Shipholding Corp.(a)                              4,395
   3,700   Kansas City Southern(a)                                        74,666
     500   Maritrans, Inc.                                                13,525
   1,100   Martin Midstream Partners LP                                   33,990
   5,300   OMI Corp. New Shares                                          100,753
   2,300   Overseas Shipholding Group                                    137,195
   1,900   RailAmerica, Inc.(a)                                           22,610
   1,800   SCS Transportation, Inc.(a)                                    32,040
   1,400   Seabulk International, Inc.(a)                                 29,750
   2,100   Westinghouse Air Brake Technologies Corp.                      45,108
                                                                    ------------
                                                                         995,394
                                                                    ------------

   REAL PROPERTY - 6.9%
   4,800   AMB Property Corp.                                            208,464
   1,450   AMLI Residential Properties Trust                              45,327
   3,200   Acadia Realty Trust                                            59,680
   2,400   Affordable Residential Communities                             32,040
     200   Alexander's, Inc.(a)                                           49,750
   1,100   Alexandria Real Estate Equities, Inc.                          80,795
     500   America Retirement Corp.(a)                                     7,310
     400   American Land Lease, Inc.                                       8,764
     500   American Mortgage Acceptance Co.                                7,565
   1,800   American Real Estate Partners LP(a)                            52,290
     500   American Realty Investors, Inc.(a)                              4,985
   4,400   Amerivest Properties, Inc.                                     18,348
   7,400   Annaly Mortgage Management, Inc.                              132,682
   3,100   Anthracite Capital, Inc.                                       36,735
   2,700   Anworth Mortgage Asset Corp.                                   26,568
   4,050   Arden Realty, Inc.                                            145,719
   4,400   Associated Estates Realty Corp.                                40,612

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   4,445   AvalonBay Communities, Inc.                              $    359,156
     500   Avatar Holdings, Inc.(a,f)                                     25,135
   3,135   BRE Properties                                                131,200
     300   BRT Realty Trust                                                6,945
   1,000   Bedford Property Investors                                     23,020
     400   Big 5 Sporting Goods Corp.                                     11,352
     500   BioMed Realty Trust, Inc.                                      11,925
   6,420   Boston Properties, Inc.                                       449,400
   1,000   Boykin Lodging Co.(a)                                          13,400
   2,720   Brandywine Realty Trust                                        83,368
   3,800   CB Richard Ellis Group, Inc.(a)                               166,668
   4,300   CBL & Associates Properties, Inc.                             185,201
   1,800   CRT Properties, Inc.                                           49,140
     400   California Coastal Communities, Inc.(a)                        13,748
   3,557   Camden Property Trust                                         191,189
   3,000   Capital Automotive REIT                                       114,510
   4,800   Capital Title Group, Inc.                                      32,640
   2,500   Capstead Mortgage Corp.                                        20,700
   4,000   CarrAmerica Realty Corp.                                      144,720
   6,378   Catellus Development Corp.                                    209,198
   1,100   Cedar Shopping Centers, Inc.                                   16,225
   3,000   Centerpoint Properties Trust                                  126,900
   2,500   Colonial Properties Trust                                     110,000
   2,791   Commercial Net Lease Realty                                    57,132
   2,000   Corporate Office Properties Trust                              58,900
     600   Correctional Properties Trust                                  16,980
   2,300   Cousins Properties, Inc.                                       68,034
   7,500   Crescent Real Estate EQT Co.                                  140,625
     900   Criimi MAE, Inc.(a)                                            19,665
   5,883   Developers Diversified Realty Corp.                           270,383
   8,875   Duke Realty Corp.                                             280,983
   1,200   Eastgroup Properties                                           50,532
     900   Education Realty Trust, Inc.                                   16,470
   1,800   Entertainment Properties Trust                                 82,800
   5,200   Equity Inns, Inc.                                              69,160
   1,600   Equity Lifestyle Properties, Inc.                              63,616
   2,955   Equity One, Inc.                                               67,079
   1,400   Essex Property Trust, Inc.                                    116,284
   3,240   Federal Realty Investment Trust                               191,160
   3,500   FelCor Lodging Trust, Inc.(a)                                  50,680
   2,300   Fieldstone Investment Corp.                                    33,120
   1,127   First Acceptance Corp.(a)                                      10,661
   3,000   First Industrial Realty Trust, Inc.                           119,700
   3,000   Forest City Enterprises, Inc. Class A                         213,000
   1,400   GMH Communities Trust                                          19,390
   1,685   Gables Residential Trust                                       72,843
  13,730   General Growth Properties, Inc.                               564,166
   1,000   Getty Realty Corp.                                             27,700
   2,400   Gladstone Commercial Corp.                                     37,824
   1,100   Glenborough Realty Trust, Inc.                                 22,649
   2,700   Glimcher Realty Trust                                          74,925
   3,200   Global Signal, Inc.                                           120,480
   1,400   Government Properties Trust, Inc.                              13,608
     322   Grubb & Ellis Co.(a)                                            2,190
  11,900   HRPT Properties Trust                                         147,917
   8,200   Health Care Property Investors, Inc.                          221,728
   3,300   Health Care REIT, Inc.                                        124,377
   2,800   Healthcare Realty Trust, Inc.                                 108,108
     100   Heartland Partners LP Class A(a)                                  270
   2,000   Heritage Property Investment Trust                             70,040
   2,100   Highland Hospitality Corp.                                     21,945
   3,950   Highwoods Properties, Inc.                                    117,552
   2,000   Home Properties, Inc.                                          86,040
   8,600   Homestore, Inc.(a)                                             17,458
   3,805   Hospitality Properties Trust                                  167,686
  19,000   Host Marriott Corp.                                           332,500
   5,700   IMPAC Mortgage Holdings, Inc.                                 106,305
   2,100   Inland Real Estate Corp.                                       33,768
   2,500   Innkeepers USA Trust                                           37,350
   2,500   Investors Real Estate Trust                                    24,150
   6,600   iStar Financial, Inc.                                         274,494
   1,900   Jones Lang LaSalle, Inc.(a)                                    84,037
   1,400   Kilroy Realty Corp.                                            66,486
   6,950   Kimco Realty Corp.                                            409,425
     900   LTC Properties, Inc.                                           18,630
   1,700   LaSalle Hotel Properties                                       55,777
   1,700   Lexington Corporate Properties Trust                           41,327

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   4,160   Liberty Property Trust                                   $    184,330
   4,670   Luminent Mortgage Capital, Inc.                                50,389
   4,800   MFA Mortgage Investments, Inc.                                 35,760
   3,400   The Macerich Co.                                              227,970
   3,500   Mack-Cali Realty Corp.                                        158,550
   2,500   Maguire Properties, Inc.                                       70,850
   4,700   Meristar Hospitality Corp.(a)                                  40,420
   1,200   Mid-America Apartment Communities, Inc.                        54,504
   3,300   The Mills Corp.                                               200,607
   1,100   Mission West Properties                                        11,297
   1,600   National Health Investors, Inc.                                44,912
     600   National Health Realty, Inc.                                   11,166
   4,000   Nationwide Health Properties, Inc.                             94,440
   3,345   New Century Financial Corp.                                   172,100
   5,900   New Plan Excel Realty Trust                                   160,303
   2,505   Newcastle Investment Corp.                                     75,526
   1,600   Novastar Financial, Inc.                                       62,640
   3,000   Omega Healthcare Investors, Inc.                               38,580
     200   Origen Financial, Inc.                                          1,480
     900   Orleans Homebuilders, Inc.                                     21,114
     700   PS Business Parks, Inc.                                        31,115
   2,809   Pan Pacific Retail Properties, Inc.                           186,461
     800   Parkway Properties, Inc.                                       40,008
   2,099   Pennsylvania Real Estate Investment Trust                      99,703
   2,400   Post Properties, Inc.                                          86,664
   2,600   Prentiss Properties Trust                                      94,744
   8,005   Public Storage, Inc.                                          506,316
   1,500   RAIT Investment Trust                                          44,925
   1,000   Ramco-Gershenson Properties                                    29,280
   1,300   Reading International, Inc. Class A(a)                          9,477
   4,700   Realty Income Corp.                                           117,688
   4,770   Reckson Associates Realty Corp.                               160,034
   1,500   Redwood Trust, Inc.                                            77,400
   3,500   Regency Centers Corp.                                         200,200
   2,400   SL Green Realty Corp.                                         154,800
   1,000   Saul Centers, Inc.                                             36,350
   1,500   Saxon Capital Inc.                                             25,605
   3,200   Senior Housing Properties Trust                                60,512
   2,900   Shurgard Storage Centers, Inc.                                133,284
     800   Sizeler Property Investors                                     10,560
     900   Sovran Self Storage, Inc.                                      40,914
   2,900   Spirit Finance Corp.                                           34,075
   4,500   The St. Joe Co.                                               366,930
   1,600   Stonemor Partners LP                                           36,080
   3,300   Strategic Hotel Capital, Inc.                                  59,400
     200   Stratus Properties, Inc.(a)                                     3,560
   1,000   Sun Communities, Inc.                                          37,190
   1,795   Sunset Financial Resources, Inc.                               16,999
   3,200   Sunstone Hotel Investors, Inc.                                 77,632
   1,500   Toreador Resources Corp.(a)                                    36,435
   2,700   Tanger Factory Outlet Centers, Inc.                            72,711
   2,900   Taubman Centers, Inc.                                          98,861
   4,855   Thornburg Mortgage, Inc.                                      141,426
   1,000   The Town & Country Trust                                       28,510
   2,100   Trammell Crow Co.(a)                                           50,904
     100   Transcontinental Realty Investors, Inc.(a)                      2,124
   7,900   Trizec Properties, Inc.                                       162,503
   3,400   Trustreet Properties, Inc.                                     56,474
   1,300   U-Store-It Trust                                               24,765
   7,565   United Dominion Realty Trust, Inc.                            181,938
   1,500   Universal Health Realty Income Trust                           57,165
   1,300   Urstadt Biddle Properties, Inc.                                21,502
     900   Urstadt Biddle Properties, Inc. Class A                        15,588
   5,200   Ventas, Inc.                                                  157,040
   7,505   Vornado Realty Trust                                          603,402
   2,000   Washington Real Estate Investment Trust                        62,400
   5,375   Weingarten Realty Investors                                   210,808
   1,300   Winston Hotels, Inc.                                           14,638
                                                                    ------------
                                                                      15,467,521
                                                                    ------------

   RETAIL - 4.3%
     600   1-800 Contacts, Inc.(a)                                        11,622
   3,670   1-800-FLOWERS.COM, Inc. Class A(a)                             25,837

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   3,966   99 Cents Only Stores(a)                                  $     50,408
   1,100   AC Moore Arts & Crafts, Inc.(a)                                34,771
   2,275   Aaron Rents, Inc.                                              56,625
   5,000   Abercrombie & Fitch Co. Class A                               343,500
     600   Able Energy, Inc.(a)                                            8,730
   4,000   Advance Auto Parts(a)                                         258,200
   2,500   Alloy, Inc.(a)                                                 12,850
  24,940   Amazon.com, Inc.(a,f)                                         825,015
   7,510   American Eagle Outfitters                                     230,182
   3,675   AnnTaylor Stores Corp.(a)                                      89,229
     200   Arden Group, Inc. Class A                                      15,856
     400   Asbury Automotive Group, Inc.(a)                                6,164
   4,800   BJ's Wholesale Club, Inc.(a)                                  155,952
   4,000   Barnes & Noble, Inc.(a)                                       155,200
     500   Blair Corp.                                                    19,750
     400   Bluegreen Corp.(a)                                              6,964
   2,100   The Bombay Co., Inc.(a)                                        11,970
   1,000   The Bon-Ton Stores, Inc.                                       19,350
   4,500   Borders Group, Inc.                                           113,895
   1,999   Brightpoint, Inc.(a)                                           44,358
   1,375   Brookstone, Inc.(a)                                            25,960
   2,200   Build-A-Bear Workshop, Inc.(a)                                 51,590
   2,600   Burlington Coat Factory Warehouse Corp.                       110,864
   6,000   Carmax, Inc.(a)                                               159,900
   3,000   Casey's General Stores, Inc.                                   59,460
   3,900   Casual Male Retail Group, Inc.(a,f)                            28,509
   1,950   The Cato Corp. Class A                                         40,268
   1,100   Central Garden and Pet Co.(a)                                  54,032
   1,500   Charlotte Russe Holding, Inc.(a)                               18,690
   6,855   Charming Shoppes(a)                                            63,957
   9,600   Chico's FAS, Inc.(a)                                          329,088
   1,605   Childrens Place(a)                                             74,905
   2,238   Christopher & Banks Corp.                                      40,866
   5,300   Claire's Stores, Inc.                                         127,465
   3,480   Coldwater Creek, Inc.(a)                                       86,687
   2,200   Cost Plus, Inc.(a)                                             54,868
     200   DEB Shops, Inc.                                                 5,794
   6,605   Dollar Tree Stores, Inc.(a)                                   158,520
   3,053   Dress Barn, Inc.(a)                                            69,089
   3,400   Drugstore.com(a)                                               14,178
     120   eCost.com, Inc.(a)                                                491
   2,400   Finish Line Class A                                            45,408
     200   Flanigan's Enterprises, Inc.                                    1,846
   9,000   Foot Locker, Inc.                                             244,980
   2,250   Fred's, Inc.                                                   37,305
   3,500   GameStop Corp. Class A(a)                                     114,485
     487   GameStop Corp. Class B(a,f)                                    14,561
   1,400   Gander Mountain Co.(a,f)                                       15,960
   1,300   Genesco, Inc.(a)                                               48,217
   1,900   Goody's Family Clothing, Inc.                                  14,013
   2,400   Great Atlantic & Pacific Tea Co.(a)                            69,744
   1,700   Greg Manning Auctions, Inc.(f)                                 20,315
   1,500   Guitar Center, Inc.(a)                                         87,555
   2,900   Gymboree Corp.(a)                                              39,614
   2,850   HOT Topic, Inc. (a)                                            54,492
   4,500   Hancock Fabrics, Inc.                                          29,880
   3,800   Insight Enterprises, Inc.(a)                                   76,684
   1,365   Jo-Ann Stores, Inc.(a)                                         36,022
   1,100   Kirkland's, Inc.(a)                                            10,274
   2,700   Linens'N Things, Inc.(a)                                       63,882
   2,200   Longs Drug Stores Corp.                                        94,710
   3,300   Men's Wearhouse, Inc.(a)                                      113,619
   7,800   Michaels Stores, Inc.                                         322,686
   2,295   Movie Gallery, Inc.                                            60,657
   2,700   Neiman-Marcus Group, Inc. Class A                             261,684
   6,310   O'Reilly Automotive, Inc.(a)                                  188,101
   1,200   Overstock.com, Inc.(a,f)                                       42,720
   1,500   PC Connection, Inc.(a)                                          9,330
   3,400   PEP Boys-Manny Moe & Jack                                      46,036
   8,900   PETsMART, Inc.                                                270,115
   4,325   Pacific Sunwear of California, Inc.(a)                         99,432
     900   Party City Corp.(a)                                            10,800
   3,700   Pathmark Stores, Inc.(a)                                       32,412
   3,800   Payless Shoesource, Inc.(a)                                    72,960
   3,400   Petco Animal Supplies, Inc.(a)                                 99,688
   4,900   Pier 1 Imports, Inc.                                           69,531
     750   Pricesmart, Inc.(a)                                             6,345
     700   Provide Commerce, Inc.(a)                                      15,113
   4,800   Rent-A-Center, Inc.(a)                                        111,792

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   2,000   Retail Ventures, Inc.(a)                                 $     27,280
  27,600   Rite Aid Corp.(a)                                             115,368
   8,700   Ross Stores, Inc.                                             251,517
   2,600   Ruddick Corp.                                                  66,378
   8,000   Saks, Inc.(a)                                                 151,760
   1,800   School Specialty, Inc.(a)                                      83,700
     900   Sharper Image Corp.(a)                                         11,457
     700   Shoe Carnival, Inc.(a)                                         15,232
   1,800   ShopKo Stores, Inc.(a)                                         43,758
   2,350   Stamps.com, Inc.(a)                                            44,063
   1,700   Stein Mart, Inc.                                               37,400
     700   Systemax, Inc.(a)                                               4,704
   3,300   Talbots, Inc.                                                 107,151
   1,100   Texas Roadhouse, Inc. Class A(a)                               38,225
   2,900   Too, Inc.(a)                                                   67,773
   2,700   Tractor Supply Co.(a)                                         132,570
   2,400   Tuesday Morning Corp.                                          75,648
     400   Unifirst Corp.                                                 16,216
   1,900   United Stationers, Inc.(a)                                     93,290
   4,600   Urban Outfitters, Inc.(a)                                     260,774
     500   VSI Holdings, Inc.(a)                                               0
   1,700   Weis Markets, Inc.                                             65,943
   2,400   West Marine, Inc.(a)                                           43,344
   4,675   The Wet Seal, Inc. Class A(a,f)                                31,720
     900   Whitehall Jewellers, Inc.(a)                                    6,165
   3,245   Whole Foods Market, Inc.                                      383,884
   6,700   Williams-Sonoma, Inc.(a)                                      265,119
   3,900   Zale Corp.(a)                                                 123,591
                                                                    ------------
                                                                       9,588,607
                                                                    ------------

   SAVINGS & LOAN - 0.0%
   2,603   Provident New York Bancorp                                     31,522
                                                                    ------------

   SOAPS & COSMETICS - 0.3%
   1,700   Chattem, Inc.(a)                                               70,380
   3,600   Church & Dwight Co., Inc.                                     130,320
   1,600   Elizabeth Arden, Inc.(a)                                       37,424
   7,280   The Estee Lauder Cos., Inc. Class A                           284,866
   1,200   Inter Parfums, Inc.                                            23,268
   4,300   Nu Skin Enterprises, Inc. Class A                             100,190
   1,100   Parlux Fragrances, Inc.(a)                                     30,437
   3,600   Playtex Products, Inc.(a)                                      38,736
  15,187   Revlon, Inc. Class A(a)                                        46,624
                                                                    ------------
                                                                         762,245
                                                                    ------------

   STEEL - 0.3%
   6,500   AK Steel Holding Corp.(a)                                      41,665
     200   Ampco-Pittsburgh Corp.                                          2,400
   1,300   Carpenter Technology                                           67,340
   1,300   Cleveland-Cliffs, Inc.                                         75,088
   1,400   Cold Metal Products, Inc.(a)                                        -
     600   Friedman Industries                                             4,422
   1,700   Gibraltar Industries, Inc.                                     31,518
     600   NS Group, Inc.(a)                                              19,506
     300   Northwest Pipe Co.(a)                                           6,975
   1,805   Olympic Steel, Inc.(a)                                         24,025
   2,100   Oregon Steel Mills, Inc.(a)                                    36,141
   1,500   Quanex Corp.                                                   79,515
     600   Roanoke Electric Steel Corp.                                    9,912
   2,000   Ryerson Tull, Inc.                                             28,540
   2,750   Schnitzer Steel Industries, Inc. Class A                       65,175
     400   Shiloh Industries, Inc.(a)                                      4,900
   2,800   Steel Dynamics, Inc.                                           73,500
   2,000   Steel Technologies, Inc.                                       33,800
   4,700   Worthington Industries                                         74,260
                                                                    ------------
                                                                         678,682
                                                                    ------------

   TELEPHONE - 2.8%
   4,480   Adtran, Inc.                                                  111,059
   8,008   Alamosa Holdings, Inc.(a)                                     111,311
   4,800   Alaska Communications Systems Group, Inc.                      47,568
  13,800   American Tower Corp. Class A(a)                               290,076
   3,305   Applied Digital Solutions, Inc.(a)                             10,840
     600   Applied Innovation, Inc.(a)                                     2,646
     700   Applied Signal Technology, Inc.                                13,328
     200   Atlantic Tele-Network Inc.                                      5,760
   2,200   Autobytel, Inc.(a)                                             10,626

70

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   2,900   Boston Communications Group(a)                           $      5,974
     800   CT Communications, Inc.                                        10,440
   2,000   Carrier Access Corp.(a)                                         9,640
   3,155   CellStar Corp.(a)                                               1,925
   4,600   Centennial Communications Corp.(a)                             63,848
  12,400   Cincinnati Bell, Inc.(a)                                       53,320
   1,900   Commonwealth Telephone Enterprises, Inc.                       79,629
  12,386   Covad Communications Group, Inc.(a,f)                          17,217
     300   Covista Communications, Inc.(a)                                   291
  13,440   Crown Castle International Corp.(a)                           273,101
   3,699   D&E Communications, Inc.                                       35,880
   2,000   Ditech Communications Corp.(a)                                 12,980
  11,200   Dobson Communications Corp. Class A(a)                         47,712
     715   Equinix, Inc.(a)                                               30,988
   7,200   Extreme Networks(a)                                            29,520
   2,000   FairPoint Communications, Inc.                                 32,300
       1   Fibernet Telecom Group, Inc.(a)                                     3
   9,300   Finisar Corp.(a,f)                                              9,765
   4,500   Fusion Telecommunications International, Inc.(a)               21,060
   3,400   General Communication Class A(a)                               33,558
   2,195   Global Crossing Ltd.(a,f)                                      37,469
       6   GoAmerica, Inc.(a)                                                 36
     100   Hector Communications Corp.                                     2,287
     800   HickoryTech Corp.                                               6,456
   1,600   ID Systems, Inc.(a)                                            25,296
   3,300   IDT Corp. Class B(a)                                           43,428
   3,000   InPhonic, Inc.(a)                                              46,140
   3,200   Intelidata Technologies Corp.(a)                                1,056
   2,500   Inter-Tel, Inc.                                                46,525
   3,200   Interdigital Communications Corp.(a)                           56,000
     300   Iowa Telecommunications Services, Inc.                          5,625
   1,400   j2 Global Communications, Inc.(a)                              48,216
  39,780   Level 3 Communications, Inc.(a,f)                              80,753
 176,345   Liberty Media Corp. Class A(a)                              1,796,956
  18,700   MCI, Inc.                                                     480,777
  11,038   McLeodUSA, Inc. Class A(a)                                        541
     300   NET2000 Communications, Inc.(a)                                     -
   4,200   NII Holdings, Inc.(a)                                         268,548
   5,422   NTL, Inc.(a)                                                  370,973
   5,800   Net2Phone, Inc.(a)                                             10,498
  10,965   Nextel Partners, Inc. Class A(a)                              275,989
     600   North Pittsburgh Systems, Inc.                                 11,736
   2,886   Novatel Wireless, Inc.(a)                                      35,988
     247   Optical Cable Corp.(a)                                          1,287
   2,800   Paradyne Networks Corp.(a)                                      5,068
   2,080   Pegasus Communications Corp. Class A(a)                         8,112
   3,420   Price Communications Corp.(a)                                  59,166
  29,100   Primus Telecommunication GP(a)                                 18,333
   1,200   RCN Corp.(a)                                                   27,708
  14,400   Sonus Networks, Inc.(a)                                        68,832
   2,840   Spectrasite, Inc.(a)                                          211,381
     390   Stratos International, Inc.(a)                                  2,157
   4,200   SunCom Wireless Holdings, Inc. Class A(a)                       9,072
   4,800   Sunrise Telecom, Inc.                                           9,840
     700   SureWest Communications                                        17,955
   2,700   Syniverse Holdings, Inc.(a)                                    37,800
   2,933   Talk America Holdings, Inc.(a)                                 29,359
   2,900   Telephone & Data Systems, Inc.                                118,349
   3,400   Telephone & Data Systems, Inc. (special shares)               130,356
     200   Telular Corp.(a)                                                  600
     200   Terremark Worldwide, Inc.(a)                                    1,400
   6,900   Time Warner Telecom, Inc. Class A(a)                           40,848
      40   Trinsic, Inc.(a)                                                   11
     175   Tut Systems, Inc.(a)                                              522
   5,100   US Cellular Corp.(a)                                          254,694
     500   US LEC Corp. Class A(a)                                         1,200
   4,400   US Unwired, Inc. Class A(a)                                    25,432
   5,100   Ubiquitel, Inc.(a)                                             41,616
   1,700   Ulticom, Inc.(a)                                               18,037
   6,000   Utstarcom, Inc.(a,f)                                           44,940
   3,800   Valor Communications Group, Inc.                               52,440
   1,500   Warwick Valley Telephone Co.                                   36,900
                                                                    ------------
                                                                       6,297,073
                                                                    ------------

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================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   TIRES & RUBBER GOODS - 0.1%
     200   American Biltrite, Inc.(a)                               $      1,840
   1,100   Bandag, Inc.                                                   50,655
   1,900   Carlisle Cos., Inc.                                           130,397
   1,000   SRI/Surgical Express, Inc.(a)                                   5,280
   1,300   TBC Corp.(a)                                                   35,269
                                                                    ------------
                                                                         223,441
                                                                    ------------

   TOBACCO - 0.1%
   5,100   Alliance One International, Inc.                               30,651
   1,000   M&F Worldwide Corp.(a)                                         13,360
     900   Schweitzer-Mauduit International, Inc.                         28,017
   1,845   Universal Corp.                                                80,774
   3,962   Vector Group Ltd.                                              73,574
                                                                    ------------
                                                                         226,376
                                                                    ------------

   TRAVEL & RECREATION - 2.0%
   4,038   All-American SportPark, Inc.(a)                                 1,534
   3,000   Alliance Gaming Corp.(a)                                       42,060
     600   Ambassadors Group, Inc.                                        22,314
   1,300   Amerco, Inc.(a)                                                69,615
     100   American Classic Voyages Co.(a)                                     -
   3,800   Ameristar Casinos, Inc.                                        99,142
   1,900   Argosy Gaming Co.(a)                                           88,559
   2,200   Aztar Corp.(a)                                                 75,350
   4,800   Bally Total Fitness Holding Corp.(a)                           15,552
   5,000   Boyd Gaming Corp.                                             255,650
     600   Buckhead America Corp.(a)                                           -
   2,600   CKX, Inc.(a)                                                   33,449
   4,200   Callaway Golf Co.                                              64,806
   2,400   Cedar Fair, LP                                                 77,256
   2,000   Central Parking Corp.                                          27,500
   2,400   Choice Hotels International, Inc.                             157,680
   2,900   Dick's Sporting Goods, Inc.(a)                                111,911
   1,500   Dollar Thrifty Automotive Group (a)                            56,970
   2,989   Dover Downs Gaming & Entertainment, Inc.                       39,634
   4,600   Empire Resorts, Inc.(a)                                        18,400
   1,000   Full House Resorts, Inc.(a)                                     3,600
     300   Great Wolf Resorts, Inc.(a)                                     6,132
       2   Harrah's Entertainment, Inc.                                      167
     800   Hudson Hotels Corp.(a)                                              -
     600   John Q. Hammons Hotels, Inc.(a)                                14,130
  12,000   Jameson Inns, Inc.(a)                                          27,720
   1,392   K2, Inc.(a)                                                    17,651
   1,300   Lakes Entertainment, Inc.(a)                                   20,020
  20,600   Las Vegas Sands Corp.(a,f)                                    736,450
   1,100   Life Time Fitness, Inc.(a)                                     36,091
  16,500   MGM Mirage(a,f)                                               653,070
   3,400   MTR Gaming Group, Inc.(a)                                      39,576
     900   Marcus Corp.                                                   19,098
     600   Marine Products Corp.                                           8,730
   2,300   Mikohn Gaming Corp.(a)                                         33,868
   1,100   Monarch Casino & Resort, Inc.(a)                               24,244
   2,200   Multimedia Games, Inc.(a)                                      24,222
     900   Navigant International, Inc.(a)                                13,221
   3,400   Pinnacle Entertainment, Inc.(a)                                66,504
   2,300   President Casinos, Inc.(a)                                        575
   1,200   Rent-Way, Inc.(a)                                              11,808
  11,400   Royal Caribbean Cruises Ltd.                                  551,304
   3,150   SCP Pool Corp.                                                110,534
   5,200   Scientific Games Corp. Class A(a)                             140,036
   2,643   Shuffle Master, Inc.(a)                                        74,083
   4,800   Six Flags, Inc.(a)                                             22,320
     200   Sonesta International Hotels Class A                            6,000
   2,200   Speedway Motorsports, Inc.                                     80,432
   1,592   The Sports Authority, Inc.(a)                                  50,626
   3,600   Station Casinos, Inc.                                         239,040
   1,200   Stellent, Inc.(a)                                               9,000
   1,400   Travelzoo, Inc.(a)                                             45,962
   1,700   Vail Resorts, Inc.(a)                                          47,770
   1,800   WMS Industries, Inc.(a)                                        60,750
     300   Westcoast Hospitality Corp.(a)                                  2,061
                                                                    ------------
                                                                       4,454,177
                                                                    ------------

   TRUCKING & FREIGHT - 1.0%
   1,500   Arkansas Best Corp.                                            47,715
     300   BancTrust Financial Group, Inc.                                 5,745
   4,800   CH Robinson Worldwide, Inc.                                   279,360

72

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================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

  SHARES
    HELD   INDUSTRY++/ISSUE                                                VALUE
--------------------------------------------------------------------------------
   2,500   CNF, Inc.                                                $    112,250
   1,700   Celadon Group, Inc.(a)                                         28,968
   1,100   Central Freight Lines, Inc.(a)                                  2,860
     900   Covenant Transport, Inc. Class A(a)                            11,880
   5,705   Expeditors International Washington, Inc.                     284,166
   1,900   Forward Air Corp.                                              53,713
     800   Frozen Food Express Industries(a)                               9,056
   2,000   HUB Group, Inc. Class A(a)                                     50,100
   4,581   Heartland Express, Inc.                                        89,009
   9,400   JB Hunt Transport Services, Inc.                              181,420
   3,000   Knight Transportation, Inc.                                    72,990
   6,210   Laidlaw International, Inc.(a)                                149,661
   4,400   Landstar System, Inc.(a)                                      132,528
     825   Marten Transport Ltd.(a)                                       17,317
   1,375   Old Dominion Freight Line(a)                                   36,891
   1,000   Overnite Corp.                                                 42,980
     400   PAM Transportation Services(a)                                  6,724
   2,200   Pacer International, Inc.(a)                                   47,938
   1,100   Quality Distribution, Inc.(a)                                   9,735
   3,300   Sirva, Inc.(a)                                                 28,083
   4,670   Swift Transportation Co., Inc.(a)                             108,764
   1,700   U.S. Xpress Enterprises, Inc. Class A(a)                       20,247
     400   Universal Truckload Services, Inc.(a)                           6,756
   1,800   Wabash National Corp.                                          43,614
   4,400   Werner Enterprises, Inc.                                       86,416
   3,329   Yellow Roadway Corp.(a)                                       169,113
                                                                    ------------
                                                                       2,135,999
                                                                    ------------

           TOTAL COMMON STOCKS
           (Cost - $167,502,526) - 98.0%                             219,728,050
                                                                    ------------

           PREFERRED STOCKS

   TELEPHONE - 0.0%
      50   ATSI Communications, Inc. Series H(a,g)                            11
                                                                    ------------
           TOTAL PREFERRED STOCKS
           (Cost - $36,640) - 0.0%                                            11
                                                                    ------------
              WARRANTS(d)

   TECHNOLOGY - 0.0%
     121   Optical Cable Corp. (expires 10/24/2007)                           40
                                                                    ------------
   TELEPHONE - 0.0%
      46   Spectrasite, Inc. (expires 2/10/2010)                           5,359
                                                                    ------------
              TOTAL WARRANTS
              (Cost - $253) - 0.0%                                         5,399
                                                                    ------------
BENEFICIAL
INTEREST/
   SHARES
     HELD
---------
           OTHER INTERESTS(d)

    ENERGY & UTILITIES - 0.0%
     600   PetroCorp Incorporated (Escrow Shares)                              -
                                                                    ------------
    FINANCE - 0.0%
     700   Bingham Financial Services Corp.
              (Escrow Shares)                                                  -
                                                                    ------------
    TELEPHONE - 0.0%
 $   600   High Speed Access Corp. (Liquidating Shares)                        -
 $16,016   McLeodUSA, Inc. (Litigation Trust Certificates)                     -
                                                                    ------------
                                                                               -
                                                                    ------------

            TOTAL OTHER INTERESTS
            (Cost - $764) - 0.0%                                               -
                                                                    ------------

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================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

 BENEFICIAL
 INTEREST    INDUSTRY++/ISSUE                                                VALUE
----------------------------------------------------------------------------------
             SHORT-TERM SECURITIES

$ 3,410,974  Merrill Lynch Liquidity Series, LLC Cash Sweep
                Series I(b)                                           $  3,410,974
 12,039,855  Merrill Lynch Liquidity Series, LLC Money Market
                Series(b,c)                                             12,039,855
                                                                      ------------
             TOTAL SHORT-TERM SECURITIES
                (Cost - $15,450,829) - 6.9%                             15,450,829
                                                                      ------------
TOTAL INVESTMENTS
                (Cost - $182,991,012*) - 104.9%                        235,184,289
                                                                      ------------
             LIABILITIES IN EXCESS OF OTHER ASSETS - (4.9%)            (10,943,421)
                                                                      ------------
             NET ASSETS - 100.0%                                      $224,240,868
                                                                      ============

        * The cost and unrealized appreciation (depreciation) of investments as of June 30, 2005, as computed for federal income tax purposes, were as follows:

Aggregate cost                                                       $183,912,694
                                                                     ============
Unrealized appreciation                                              $ 65,630,299
Unrealized depreciation                                               (14,358,704)
                                                                     ------------
Net unrealized appreciation                                          $ 51,271,595
                                                                     ============

        + For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
      (a) Non-income-producing security.
      (b) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                       NET            INTEREST
AFFILIATE                         ACTIVITY              INCOME
--------------------------------------------------------------
Merrill Lynch Liquidity
    Series, LLC Cash
    Sweep Series I             $(6,541,061)           $115,192
Merrill Lynch Liquidity
    Series, LLC Money
    Market Series                6,384,435            $ 36,726

(c) Security was purchased with the cash proceeds from securities loans.

(d) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income-producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income-producing.

(f) Security, or a portion of security, is on loan.

(g) Convertible security.

 Financial futures contracts purchased as of June 30, 2005, were as follows:

NUMBER OF                                      EXPIRATION            FACE        UNREALIZED
CONTRACTS                       ISSUE                DATE           VALUE      APPRECIATION
-------------------------------------------------------------------------------------------
        5          Russell 2000 Index      September 2005      $1,594,472           $13,278
        8        S&P MidCap 400 Index      September 2005       2,749,959             3,441
                                                                                    -------
TOTAL UNREALIZED APPRECIATION - NET                                                 $16,719
                                                                                    =======

SEE NOTES TO FINANCIAL STATEMENTS.

74

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

ASSETS
   Investments in unaffiliated securities, at value (including securities loaned of $11,481,274) (identified
      cost - $167,540,183)                                                        $219,733,460
   Investments in affiliated securities, at value (identified
      cost - $15,450,829)                                                           15,450,829
   Cash on deposit for financial futures contracts                                     661,500
   Receivables:
      Securities sold                                              $440,473
      Dividends                                                     187,101
      Contributions                                                 107,481
      Interest from affiliates                                        7,566
      Securities lending                                              7,273            749,894
                                                                   --------
   Prepaid expenses and other assets                                                    30,839
                                                                                  ------------
   Total assets                                                                    236,626,522
                                                                                  ------------
LIABILITIES
   Collateral on securities loaned, at value                                        12,039,855
   Payables:
      Securities purchased                                          226,082
      Withdrawals                                                    58,263
      Custodian bank                                                 45,904
      Variation margin                                               11,475
      Other affiliates                                                2,436
      Investment adviser                                              1,639            345,799
                                                                   --------       ------------
Total liabilities                                                                   12,385,654
                                                                                  ------------
Net assets                                                                        $224,240,868
                                                                                  ============
NET ASSETS CONSIST OF:
   Investors' capital                                                             $172,030,872
   Unrealized appreciation - net                                                    52,209,996
                                                                                  ------------
Net assets                                                                        $224,240,868
                                                                                  ============

SEE NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS

MASTER EXTENDED MARKET INDEX SERIES
SIX-MONTH PERIOD ENDED JUNE 30, 2005 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of $1,095 foreign withholding tax)                               $1,044,707
   Interest from affiliates                                                           115,192
   Securities lending - net                                                            36,726
   Other                                                                                3,488
                                                                                   ----------
Total income                                                                        1,200,113
                                                                                   ----------

EXPENSES
   Professional fees                                              $   34,962
   Accounting services                                                18,106
   Custodian fees                                                     13,326
   Investment advisory fees                                           10,738
   Printing and shareholder reports                                    5,151
   Trustees' fees and expenses                                         1,273
   Other                                                               3,873
                                                                  ----------
Total expenses                                                                         87,429
                                                                                   ----------
   Investment income - net                                                          1,112,684
                                                                                   ----------

REALIZED & UNREALIZED GAIN (LOSS) - NET
   Realized gain (loss) on:
      Investments - net                                            2,320,717
      Futures contracts - net                                       (431,748)       1,888,969
                                                                  ----------
   Change in unrealized appreciation on:
      Investments - net                                            2,208,949
      Futures contracts - net                                       (278,524)       1,930,425
                                                                  ----------       ----------
Total realized and unrealized gain - net                                            3,819,394
                                                                                   ----------
Net increase in net assets resulting from operations                               $4,932,078
                                                                                   ==========

SEE NOTES TO FINANCIAL STATEMENTS.

76

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSEETS

MASTER EXTENDED MARKET INDEX SERIES
SIX-MONTH PERIOD ENDED JUNE 30, 2005 (UNAUDITED),
AND YEAR ENDED DECEMBER 31, 2004

                                                                          6/30/2005         12/31/2004
                                                                       -------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Investment income - net                                             $  1,112,684       $  2,093,497
   Realized gain - net                                                    1,888,969          6,369,682
   Change in unrealized appreciation - net                                1,930,425         24,206,768
                                                                       -------------------------------
Net increase in net assets resulting from operations                      4,932,078         32,669,947
                                                                       -------------------------------
CAPITAL TRANSACTIONS
   Proceeds from contributions                                           40,561,295         78,308,788
   Fair value of withdrawals                                            (39,243,910)       (65,469,029)
                                                                       -------------------------------
Net increase in net assets derived from capital
   transactions                                                           1,317,385         12,839,759
                                                                       -------------------------------
NET ASSETS
   Total increase in net assets                                           6,249,463         45,509,706
   Beginning of period                                                  217,991,405        172,481,699
                                                                       -------------------------------
   End of period                                                       $224,240,868       $217,991,405
                                                                       ===============================

SEE NOTES TO FINANCIAL STATEMENTS.

 F I N A N C I A L
==================--------------------------------------------------------------
                   HIGHLIGHTS

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

The following ratios have been derived from information provided in the financial statements.

                                              FOR THE SIX
                                             MONTHS ENDED
                                               JUNE 30,               FOR THE YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------
                                                  2005           2004          2003          2002         2001
                                             -----------------------------------------------------------------
TOTAL INVESTMENT RETURN
Total investment return                           2.35%#        18.43%        44.11%       (17.77%)      (9.03%)

RATIOS TO AVERAGE NET ASSETS
Expenses, net of reimbursement                     .08%*          .09%          .12%          .08%         .08%
Expenses                                           .08%*          .09%          .13%          .15%         .28%
Investment income - net                           1.04%*         1.08%         1.09%         1.11%        1.33%

SUPPLEMENTAL DATA
Net assets, end of period (in thousands)      $224,241       $217,991      $172,428       $93,763     $104,838
Portfolio turnover                                9.11%         22.90%        14.53%        28.14%       97.51%

  * Annualized.
  # Aggregate total investment return.

SEE NOTES TO FINANCIAL STATEMENTS.

78

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

(1) SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         Master Extended Market Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The financial statements of the Series are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

             A. VALUATION OF INVESTMENTS - Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap, or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

                on a stock exchange are valued according to the broadest and most representative market.

                Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

                Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

                Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series' shares are determined as of such times. Foreign currency exchange

80

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

                rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility, or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

             B. DERIVATIVE FINANCIAL INSTRUMENTS - The Series may engage in various portfolio investment techniques to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

                1. FINANCIAL FUTURES CONTRACTS - The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

                2. OPTIONS - The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

                   Written and purchased options are non-income-producing investments.

                3. FORWARD FOREIGN EXCHANGE CONTRACTS - The Series may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

                4. FOREIGN CURRENCY OPTIONS AND FUTURES - The Series may
                   purchase or sell listed or over-the-counter foreign currency options, foreign currency futures, and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

82

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

             C. INCOME TAXES - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

             D. SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security
                transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

             E. SECURITIES LENDING - The Series may lend securities to
                financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series, and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Series typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

                The Series may pay reasonable finder's, lending agent, administrative, and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

             F. CUSTODIAN BANK - The Series recorded an amount payable to the custodian bank reflecting an overnight overdraft, which resulted from a failed trade that settled the next day.

(2) INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

         FAM is responsible for the management of the Series portfolio and provides the necessary personnel, facilities, equipment, and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. FAM has entered into a contractual arrangement with the Series under which all expenses incurred by the Series will not exceed .12%. This arrangement has a one-year term and is renewable.

         The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an

84

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

         affiliate of FAM, or its affiliates. As of June 30, 2005, the Series lent securities with a value of $83,512 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities-lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the six months ended June 30, 2005, MLIM, LLC received $15,720 in securities-lending agent fees from the Series.

         For the six months ended June 30, 2005, the Series reimbursed FAM $3,382 for certain accounting services.

         In addition, MLPF&S received $514 in commissions on the execution of portfolio security transactions for the Series for the six months ended June 30, 2005.

         Certain officers and/or trustees of the Series are officers and/or trustees of FAM, PSI, ML & Co., and/or MLIM, LLC.

(3) INVESTMENTS
--------------------------------------------------------------------------------

         Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2005, were $27,059,678 and $18,949,818, respectively.

(4) SHORT-TERM BORROWINGS
--------------------------------------------------------------------------------

         The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expires November 2005. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

         the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory, or contractual limits. The Series pays a commitment fee of .07% per annum based on the Series pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series' election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2005.

86

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

         During the six-month period ended June 30, 2005, interest holders of Quantitative Master Series Trust (the "Trust"), including interest holders of Master Extended Market Index Series, voted on the following proposals. At a shareholders' meeting on January 31, 2005, the meeting was adjourned until February 28, 2005, at which time Proposals 1, 2A, 2B, and 4G were approved. With respect to Proposal 4C, the meeting was adjourned until April 5, 2005, at which time the Proposal was withdrawn. A description of the proposals and number of shares voted with respect to Master Extended Market Index Series were as follows:

PROPOSAL 1
--------------------------------------------------------------------------------

         To elect the Trust's Board of Trustees.

NUMBER OF SHARES VOTING

-----------------------------------------------------------------------
                                  FOR                       WITHHELD
-----------------------------------------------------------------------
   Robert C. Doll, Jr.         10,105,485                   217,822
   Donald W. Burton            10,104,453                   218,854
   Laurie Simon Hodrick        10,105,485                   217,822
   John F. O'Brien             10,104,453                   218,854
   David H. Walsh              10,103,421                   219,886
   Fred G. Weiss               10,106,517                   216,790

PROPOSAL 2A
--------------------------------------------------------------------------------

         To approve changes to fundamental investment restriction on borrowing.

NUMBER OF SHARES VOTING

-----------------------------------------------------------------------
      FOR                      AGAINST                      ABSTAIN
-----------------------------------------------------------------------
   9,549,059                   470,743                      303,505

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         Voting RESULTS

PROPOSAL 2B
--------------------------------------------------------------------------------

         To approve changes to fundamental investment restriction on lending.

NUMBER OF SHARES VOTING

-----------------------------------------------------------------------
      FOR                      AGAINST                      ABSTAIN
-----------------------------------------------------------------------
   9,548,026                   461,452                      313,829

PROPOSAL 4C
--------------------------------------------------------------------------------

         To approve charter amendment to permit the fund to terminate and wind up affairs without a shareholder vote.*

NUMBER OF SHARES VOTING

-----------------------------------------------------------------------
      FOR                      AGAINST                      ABSTAIN
-----------------------------------------------------------------------
   9,335,366                   692,694                      295,247

PROPOSAL 4G
--------------------------------------------------------------------------------

         To approve amendment to charter provisions regarding fund officers.

NUMBER OF SHARES VOTING

-----------------------------------------------------------------------
      FOR                      AGAINST                      ABSTAIN
-----------------------------------------------------------------------
   9,512,927                   448,032                      362,348

       * Although the interest holders of Master Extended Market Index Series voted to approve Proposal 4C, the Trust was unable to obtain sufficient votes from all Trust interest holders to attain the majority vote of Trust interest holders required for approval of Proposal 4C. For this reason, Proposal 4C, approval of which required a majority vote of all the Trust's interest holders taken together, was not approved and was withdrawn.

88

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

ACTIVITIES OF AND COMPOSITION OF THE BOARD OF TRUSTEES
--------------------------------------------------------------------------------

         All but one member of the Board of Trustees is an independent trustee whose only affiliation with Fund Asset Management, L.P. (the "Investment Adviser") or other Merrill Lynch affiliates is as a trustee of the Fund and certain other funds advised by the Investment Adviser or its affiliates. The Chairman of the Board is also an independent trustee. New trustee nominees are chosen as nominees by a Nominating Committee of independent trustees. All independent trustees also are members of the Board's Audit Committee, and the independent trustees meet in executive session at each in-person Board meeting. The Board and the Audit Committee meet in person for at least two days each quarter and conduct other in-person and telephone meetings throughout the year, some of which are formal board meetings, and some of which are informational meetings. The independent counsel to the independent trustees attends all in-person Board and Audit Committee meetings and other meetings at the independent trustees' request.

INVESTMENT ADVISORY AGREEMENT - MATTERS CONSIDERED BY THE BOARD
--------------------------------------------------------------------------------

         Every year, the Board considers approval of each investment advisory agreement with respect to the Quantitative Master Series Trust (the "Trust") and the Extended Market Index Series (together, the "Investment Advisory Agreements") and throughout each year, reviews and evaluates the performance of and services provided by the Investment Adviser. The Board assesses the nature, scope, and quality of the services provided to the Trust and the Fund by the personnel of the Investment Adviser and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services, and assistance in meeting legal and regulatory requirements. The Board also receives and assesses information regarding the services provided to the Trust and the Fund by certain unaffiliated service providers.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

         At various times throughout the year, the Board also considers a range of information in connection with its oversight of the services provided by the Investment Adviser and its affiliates. Among the matters considered with respect to the Trust and the Fund are (a) fees (in addition to management fees) paid to the Investment Adviser and its affiliates by the Trust and/or the Fund, such as transfer agency fees and fees for marketing and distribution; (b) Trust or Fund operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Trust's and the Fund's investment objective, policies, and restrictions, and its compliance with its Code of Ethics and the Investment Adviser's compliance policies and procedures; and (d) the nature, cost, and character of non-investment management services provided by the Investment Adviser and its affiliates.

         The Board believes that the Investment Adviser is one of the most experienced global asset management firms and considers the overall quality of services provided by the Investment Adviser to be generally of high quality. The Board also believes that the Investment Adviser is financially sound and well managed and notes that the Investment Adviser is affiliated with one of America's largest financial firms. The Board believes that, for many of the Fund's shareholders, the investment involves the selection of the Investment Adviser as the investment adviser to the Fund. The Board works closely with the Investment Adviser in overseeing the Investment Adviser's efforts to achieve good performance. As part of this effort, the Board discusses portfolio manager effectiveness and, when performance is not satisfactory, discusses with the Investment Adviser taking steps, such as changing investment personnel.

ANNUAL CONSIDERATION OF APPROVAL BY THE BOARD OF TRUSTEES
--------------------------------------------------------------------------------

         In the period prior to the Board meeting to consider renewal of the Investment Advisory Agreement, the Board requested and received materials specifically relating to the Trust's and the Fund's Investment

90

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

         Advisory Agreement. These materials included (a) sales and redemption data for the Fund; (b) a discussion by the Trust's/Fund's portfolio management team regarding investment strategies used by the Trust/Fund during its most recent fiscal year; (c) information on the profitability to the Investment Adviser and its affiliates of the Investment Advisory Agreement and other relationships with the Trust/Fund; and (d) information provided by the Investment Adviser concerning investment advisory fees charged to other clients, such as other mutual funds and offshore funds under similar investment mandates and generally to institutional clients. The Board also considered other matters it deems important to the approval process, such as payments made to the Investment Adviser or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Trust/Fund portfolio holdings, allocation of Trust/Fund brokerage fees, the Trust's/Fund's portfolio turnover statistics, and direct and indirect benefits to the Investment Adviser and its affiliates from their relationship with the Trust/Fund.

CERTAIN SPECIFIC RENEWAL DATA
--------------------------------------------------------------------------------

         In connection with the most recent renewal of the Trust's and each Fund's Investment Advisory Agreement, the independent trustees' and Board's review included the following:

         THE INVESTMENT ADVISER'S SERVICES AND FUND PERFORMANCE. The Board reviewed the nature, extent, and quality of services provided by the Investment Adviser, including the investment advisory services and the resulting performance of each Fund. The Board focused primarily on the Investment Adviser's investment advisory services and the Fund's investment performance. The Board compared each Fund's performance - both including and excluding the effects of the Trust's/Fund's fees and expenses - to the performance of a relevant index. While the Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

         attaches more importance to performance over relatively long periods of time, typically three to five years, or, in the case of a fund with less than five years of operations, since inception. The Board concluded that the Fund's performance was consistent with the Trust's/Fund's investment objective and its benchmark index and the renewal of the Investment Advisory Agreement.

         THE INVESTMENT ADVISER'S PERSONNEL AND INVESTMENT PROCESS. The Board reviewed the investment objectives and strategies of the Trust and each Fund. The Board discussed with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equity investing group the strategies being used to achieve the stated objectives. Among other things, the Board considered the size, education, and experience of the Investment Adviser's investment staff, its use of technology, and the Investment Adviser's approach to training and retaining portfolio managers and other research, advisory, and management personnel. The Board also reviewed the Investment Adviser's compensation policies and practices with respect to the Trust's/Fund's portfolio managers. The Board also considered the experience of the Trust's/Fund's portfolio management team and noted that each of Ms. Jelilian and Messrs. Russo, Hewson, and Costa, the Trust's/Fund's portfolio managers, have over 10 years of investment experience. The Board concluded that the Investment Adviser and its investment staff and the Trust's/Fund's portfolio managers have extensive experience in analyzing and managing the types of investments used by the Trust and the Fund and that the Trust and the Fund benefit from that expertise.

         MANAGEMENT FEES AND OTHER EXPENSES. The Board reviewed the Trust's/Fund's gross contractual management fee rate of .01%, and the Trust's/Fund's total expenses of .09%, and determined that there was an insufficient number of funds with similar shareholder characteristics to make meaningful fee comparisons. The Board noted that the Trust's/Fund's fees reflect that the shares are available only to a limited

92

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2005 (UNAUDITED)

         number of institutional investors, including investment companies, common or commingled trust funds, and certain other "accredited investors," and that as such, the fees are lower than fees charged to retail mutual funds. The Board has concluded that the Trust's/Fund's management fee rate and overall expense ratio are reasonable.

         PROFITABILITY. The Board considers the cost of the services provided to the Trust and/or the Fund by the Investment Adviser and the Investment Adviser's and its affiliates' profits relating to the management and distribution of the Fund and the MLIM/FAM-advised funds. As part of its analysis, the Board reviewed the Investment Adviser's methodology in allocating its costs to the management of the Trust and the Fund and concluded that there was a reasonable basis for the allocation. The Board believes the Investment Adviser's profits are reasonable in relation to the nature and quality of the services provided.

         ECONOMIES OF SCALE. The Board noted that although the assets of the Trust and the Fund have not increased sufficiently to produce economies of scale, the management fee rate reflects the economies of scale realized based on the institutional nature of the Trust's shareholder base. The Board also considered the Investment Adviser's agreement to waive the Fund's advisory fee in the amount of the Fund's share of the investment advisory fee paid by the Trust. The Board determined that the current management fee structure was reasonable and that no changes were currently necessary.

         CONCLUSION. After the independent trustees deliberated in executive session, the entire Board, including all of the independent trustees, approved the renewal of the existing Investment Advisory Agreement, concluding that the advisory fee was reasonable in relation to the services provided and that a contract renewal was in the best interests of the shareholders of the Fund.

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96

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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      JP Morgan Chase Bank
                              3 Chase Metrotech
                              Brooklyn, New York 11245

        ACCOUNTING AGENT      State Street Bank & Trust Company
                              500 College Road East
                              Princeton, New Jersey 08540

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1900
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions
                              (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

37757-0805                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC., Index Funds

By:*     EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    AUGUST 24, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    AUGUST 29, 2005
         ------------------------------


By:*     DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    AUGUST 29, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.